As filed with the Securities and Exchange Commission on January 10, 2012

Securities Act File No. 33-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No. 94

Registration Statement under the Investment Company Act of 1940

Amendment No. 96

ADVANCED SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888
(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)
 Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

?	immediately upon filing pursuant to paragraph (b).
?	on ________ pursuant to paragraph (b) of rule 485.
?	60 days after filing pursuant to paragraph (a)(1).
?	on (date) pursuant to paragraph (a)(1).
☒	75 days after filing pursuant to paragraph (a)(2).
?	on (date) pursuant to paragraph (a)(2) of rule 485.
?	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of AST New Discovery Asset Allocation Portfolio and
AST Franklin Templeton Founding Funds Allocation Portfolio, each a series of Advanced Series Trust

(Title of Securities Being Registered)

Explanatory Note

This Post-Effective Amendment No. 94 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 96 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) is being filed for the purpose of adding: (i) each of the AST New Discovery Asset Allocation Portfolio and the AST Franklin Templeton Founding Funds Allocation Portfolio as a new series of the Registrant and (ii) revised disclosure with respect to the investment policies and strategies of the AST CLS Growth Asset Allocation Portfolio (to be renamed AST Schroders Global Tactical Portfolio effective on or about April 30, 2012).

Except for the disclosure relating to the AST New Discovery Asset Allocation Portfolio and the AST Franklin Templeton Founding Funds Allocation Portfolio and the revised investment policies and strategies for the AST CLS Growth Asset Allocation Portfolio (to be renamed AST Schroders Global Tactical Portfolio effective on or about April 30, 2012), the Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2011, October 5, 2011, and December 28, 2011 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2011, October 5, 2011 and December 28, 2011 (the Current Statements of Additional Information). The Current Prospectuses and the Current Statements of Additional Information remain unchanged except as described herein. The Registrant has designated March 25, 2012 (i.e., the 75th day after the filing of Post-Effective Amendment No. 94) as the effective date for the Amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED JANUARY 10, 2012

ADVANCED SERIES TRUST

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

Advanced Series Trust (the Trust) is an investment vehicle for life insurance companies issuing variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to certain tax-deferred retirement plans. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus. Please read the Prospectus for the variable annuity contract or variable life insurance policy for information regarding the contract or policy, including its fees and expenses. The Portfolios offered in this Prospectus are set forth below:

AST New Discovery Asset Allocation Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO     2

INVESTMENT OBJECTIVE     4
PORTFOLIO FEES AND EXPENSES     4
INVESTMENTS, RISKS AND PERFORMANCE     5
MANAGEMENT OF THE AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO     7
TAX INFORMATION     7
FINANCIAL INTERMEDIARY COMPENSATION     7

SUMMARY: AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO     2

INVESTMENT OBJECTIVE     4
PORTFOLIO FEES AND EXPENSES     4
INVESTMENTS, RISKS AND PERFORMANCE     5
MANAGEMENT OF THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO     7
TAX INFORMATION     7
FINANCIAL INTERMEDIARY COMPENSATION     7

ABOUT THE TRUST AND ITS PORTFOLIOS     8
MORE DETAILED INFORMATION ON HOW THE AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO INVESTS     14
PRINCIPAL RISKS OF THE AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO     17
MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO     21
MORE DETAILED INFORMATION ON HOW THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO INVESTS     14
PRINCIPAL RISKS OF THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO     17
MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO     21
HOW THE TRUST IS MANAGED     36
HOW TO BUY AND SELL SHARES OF A PORTFOLIO     43
OTHER INFORMATION     47
FINANCIAL HIGHLIGHTS     48

APPENDIX I: DESCRIPTION OF CERTAIN DEBT SECURITIES RATINGS     I-1

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SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio or the Portfolio) is to seek total return.

PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the New Discovery Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Estimated Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%*
Distribution (12b-1) Fees	None
Other Expenses	0.26%**
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver or Expense Reimbursement	(0.03)%***
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%** *

Example.  The following example is intended to help you compare the cost of investing in the New Discovery Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the New Discovery Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Year
AST New Discovery Asset Allocation Portfolio**	$110***	$350***

* The New Discovery Portfolio will pay a contractual investment management fee rate of 0.85% of its average daily net assets to $4 billion and 0.83% of its average daily net assets exceeding $4 billion.
**The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.
*** Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2013. This expense limitation may not be terminated or modified prior to May 1, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2013 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Portfolio Turnover. The New Discovery Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The investment objective of the New Discovery Portfolio will be to seek total return. Total return is comprised of capital appreciation and income. Under normal circumstances, approximately 70% of the Portfolio's assets will be allocated to a combination of domestic and international equity strategies and approximately 30% of Portfolio's assets will be allocated to certain U.S. fixed-income investment strategies and a liquidity strategy.

Principal Risks of Investing in the New Discovery Portfolio.  The risks identified below are the principal risks of investing in the New Discovery Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the New Discovery Portfolio. An investment in the New Discovery Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the New Discovery Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain “guaranteed minimum accumulation benefit” programs and certain “guaranteed minimum withdrawal benefit” programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under “Estimated Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Private issuer mortgage-backed securities may include loans on commercial or residential properties. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Past Performance.  No performance history is presented for the New Discovery Portfolio, because it does not yet have a full calendar year of performance.

MANAGEMENT OF THE AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

Investment Managers: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: Bradford & Marzec LLC (Bradford & Marzec )
Portfolio Manager	Title with Bradford & Marzec	Service Date with Portfolio
Douglas Lopez, CFA	Senior Portfolio Manager	April 2012
Terence Reidt, CFA	Senior Portfolio Manager	April 2012
Jeffrey Brothers, CFA	Senior Portfolio Manager	April 2012
N. Graham Allen, FCMA	Senior Portfolio Manager	April 2012
Drew Sweeney	Portfolio Manager	April 2012
Subadviser: Brown Advisory, LLC (Brown Advisory)
Portfolio Manager	Title with Brown Advisory	Service Date with Portfolio
Kenneth M. Stuzin, CFA	Partner, Portfolio Manager	April 2012
Subadviser: C.S. McKee, LP (C.S. McKee )
Portfolio Manager	Title with C.S. McKee	Service Date with Portfolio
Greg Melvin	Chief Investment Officer	April 2012
Bryan Johanson	Portfolio Manager	April 2012
Brian Allen	Portfolio Manager	April 2012
Jack White	Portfolio Manager	April 2012
Andrew Faderewski	Analyst	April 2012
Subadviser: EARNEST Partners, LLC (EARNEST )
Portfolio Manager	Title with EARNEST	Service Date with Portfolio
Paul E. Viera	Chief Executive Officer and Partner	April 2012
Subadviser: Epoch Investment Partners, Inc. (Epoch)
Portfolio Manager	Title with Epoch	Service Date with Portfolio
David Pearl	Executive Vice President, Co-Chief Investment Officer and Portfolio Manager	April 2012
Janet Navon	Managing Director, Portfolio Manager, and Director of Research	April 2012
Michael Welhoelter	Chief Risk Officer and Co-Portfolio Manager	April 2012
Subadviser: Security Investors, LLC (SGI)
Portfolio Manager	Title with SGI	Service Date with Portfolio
Mark A. Mitchell,CFA	Portfolio Manager	April 2012
Subadviser: Thompson, Siegel & Walmsley LLC (TS&W)
Portfolio Manager	Title with TS&W	Service Date with Portfolio
Brandon Harrell, CFA	International Portfolio Manager	April 2012

TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the New Discovery Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the issuing insurance company, the New Discovery Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE

The primary investment objective of the AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio or the Portfolio) will be to seek capital appreciation. The secondary investment objective of the AST Franklin Templeton Portfolio will be to seek income.

PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the AST Franklin Templeton Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Estimated Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.16%*
Total Annual Portfolio Operating Expenses	1.11%

Example.  The following example is intended to help you compare the cost of investing in the AST Franklin Templeton Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the AST Franklin Templeton Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Year
AST Franklin Templeton Founding Funds Allocation Portfolio*	$113	$353

*The AST Franklin Templeton Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $2.6 billion for the Portfolio for the fiscal period ending December 31, 2012.

Portfolio Turnover. The AST Franklin Templeton Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies The AST Franklin Templeton Portfolio’s primary investment objective will be to seek capital appreciation while its secondary investment objective will be to seek income. The AST Franklin Templeton Portfolio will seek to achieve its primary and secondary investment objectives by allocating 33 1/3% of its assets to each of the three subadvisers listed below:

•	Franklin Advisers, Inc. (Franklin Advisers);

•	Franklin Mutual Advisers, LLC (Franklin Mutual); and

•	Templeton Global Advisors Limited (Templeton Global and, collectively with Franklin Advisers and Franklin Mutual, the Franklin Templeton Subadvisers)

The investment results of Portfolio assets allocated to the various Franklin Templeton Subadvisers will vary over time. Because of this, the Investment Managers will monitor those allocations and will seek to rebalance them when they are more than three percent above or three percent below the goal of equal allocations to each of the three Franklin Templeton Subadvisers. Whenever possible, cash flows will be used to adjust allocations among the Franklin Templeton Subadvisers.

Franklin Advisers Segment.Under normal market conditions, Franklin Advisers will invest in both debt and equity securities. Franklin Advisers may shift the Portfolio’s investments from one asset class to another based on its analysis of the best opportunities in a given market. Franklin Advisers will seek income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields it believes are attractive. In its search for growth opportunities, Franklin Advisers maintains the flexibility, based upon economic and financial conditions, to invest in common stocks of companies from a variety of industries and may from time to time have significant investments in particular sectors. This Portfolio segment may invest without limitation in debt securities that are rated below investment grade (sometimes called "junk bonds"). Up to 25% of the assets attributable to this Portfolio segment may be invested in foreign securities.

Franklin Mutual Segment. Under normal market conditions, Franklin Mutual will invest at least 65% of the assets attributable to this Portfolio segment in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that it believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Under normal market conditions, Franklin Mutual will invest primarily in undervalued securities and, to a lesser extent, in merger arbitrage securities and distressed companies. The equity portion of this Portfolio segment will be invested primarily to predominantly in companies with market capitalization values greater than $5 billion, with a portion or significant amount of its assets in smaller companies. Franklin Mutual also expects to invest significantly in foreign investments. Franklin Mutual may also use certain derivative instruments to hedge against currency or market risks.

Templeton Global Segment.Under normal market conditions, Templeton Global will invest at least 65% of the assets attributable to this Portfolio segment in the equity securities and depositary receipts of companies located anywhere in the world, including those in the U.S. and emerging markets. This Portfolio segment may, from time to time, have significant investments in particular countries or in particular sectors, such as the financial sector. Templeton Global may also invest a portion of the net assets attributable to this Portfolio segment in debt securities of companies and governments located anywhere in the world.

Principal Risks of Investing in the AST Franklin Templeton Portfolio.  The risks identified below are the principal risks of investing in the AST Franklin Templeton Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST Franklin Templeton Portfolio. An investment in the AST Franklin Templeton Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST Franklin Templeton Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset transfer program risk. The AST Franklin Templeton Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain “guaranteed minimum accumulation benefit” programs and certain “guaranteed minimum withdrawal benefit” programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the AST Franklin Templeton Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the AST Franklin Templeton Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under “Estimated Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the AST Franklin Templeton Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the AST Franklin Templeton Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Focus risk. To the extent that the AST Franklin Templeton Portfolio focuses on particular countries, regions, industries, sectors, or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors, or investments.

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the AST Franklin Templeton Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the AST Franklin Templeton Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the AST Franklin Templeton Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the AST Franklin Templeton Portfolio invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the AST Franklin Templeton Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Small and Medium Sized Company Risk. The shares of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small cap technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

Value style risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Past Performance.  No performance history is presented for the AST Franklin Templeton Portfolio, because it does not yet have a full calendar year of performance.

MANAGEMENT OF THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

Investment Managers: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: Franklin Advisers, Inc.
Portfolio Manager	Title with Franklin Advisers, Inc.	Service Date with Portfolio
Edward D. Perks, CFA	Senior Vice President and Director	April 2012
Charles B. Johnson	Chairman and Director	April 2012
Matt Quinlan	Portfolio Manager	April 2012
Alex Peters	Vice President and Portfolio Manager	April 2012
Subadviser: Franklin Mutual Advisers, LLC
Portfolio Manager	Title with Franklin Mutual Advisers, LLC	Service Date with Portfolio
Peter A. Langerman	Chairman, President and CEO	April 2012
F. David Segal, CFA	Research Analyst and Portfolio Manager	April 2012
Debbie Turner, CFA	Assistant Portfolio Manager
Subadviser: Templeton Global Advisors Limited
Portfolio Manager	Title with Templeton Global Advisors Limited	Service Date with Portfolio
Norman Boersma, CFA	President and Portfolio Manager	April 2012
Lisa F. Myers, J.D., CFA	Portfolio Manager	April 2012
Matthew R. Nagle, CFA	Vice President	April 2012
James Harper, CFA	Vice President and Portfolio Manager	April 2012

TAX INFORMATION

Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the AST Franklin Templeton Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the issuing insurance company, the AST Franklin Templeton Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

ABOUT THE TRUST AND ITS PORTFOLIOS

This prospectus provides information about Advanced Series Trust (the Trust) and its separate portfolios (each, a Trust Portfolio). The Trust Portfolios that are discussed in this prospectus are the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio) and the AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio). The New Discovery Portfolio and the AST Franklin Templeton Portfolio are generically referred to as “Portfolios” in this prospectus. Each Portfolio is a diversified investment company as defined by the Investment Company Act of 1940 (the 1940 Act), unless herein noted otherwise.

AST Investment Services, Inc. (AST) and Prudential Investments LLC (PI), both wholly-owned subsidiaries of Prudential Financial, Inc. (Prudential Financial), serve as overall investment managers of the Trust. Prudential Financial, which is incorporated in the United States, has its principal place of business in the United States. Neither Prudential Financial nor any of its subsidiaries are affiliated in any manner with Prudential plc, a company incorporated in the United Kingdom. AST and PI (together, the Investment Managers) have retained the subadvisers listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments.

Portfolio	Subadvisers
AST New Discovery Asset Allocation Portfolio*	Epoch Investment Partners, Inc. (Epoch)
Security Investors, LLC (SGI)
Brown Advisory, LLC (Brown Advisory)
EARNEST Partners, LLC (EARNEST)
Thompson, Siegel & Walmsley LLC (TS&W)
Bradford & Marzec LLC (Bradford & Marzec)
C.S. McKee, LP (C.S. McKee)

AST Franklin Templeton Founding Funds Allocation Portfolio**	Franklin Advisers, Inc. (Franklin Advisers)
Franklin Mutual Advisers, LLC (Franklin Mutual)
Templeton Global Advisors Limited (Templeton Global)

* The seven subadvisers for the New Discovery Portfolio are collectively referred to in this Prospectus as the “New Discovery Subadvisers.”

* The three subadvisers for the AST Franklin Templeton Portfolio are collectively referred to in this Prospectus as the “Franklin Templeton Subadvisers.”

More information about the Investment Managers, the New Discovery Subadvisers, the Franklin Templeton Subadvisers, and the manager-of-managers structure is included in "How the Trust is Managed" later in this Prospectus.
The Trust offers one class of shares in each Trust Portfolio. Shares of the Trust Portfolios are sold only to separate accounts of Prudential Annuities Life Assurance Corporation, The Prudential Insurance Company of America, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Retirement Insurance and Annuity Company, Pramerica of Bermuda Life Assurance Company, Ltd. (collectively, Prudential), and Kemper Investors Life Insurance Company as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company).

Not every Trust Portfolio is available under every Contract. The prospectus for each Contract lists the Trust Portfolios currently available through that Contract. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus.

Additional information about each Portfolio is set forth in the following sections, and is also provided in the Trust’s Statement of Additional Information relating to the Portfolios, dated as of [__________ __, 2012] (the SAI).

MORE DETAILED INFORMATION ON HOW THE
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO INVESTS

Investment Objective of New Discovery Portfolio. The investment objective of the New Discovery Portfolio is to seek total return. Total return is comprised of capital appreciation and income. This investment objective is not a fundamental investment policy for the New Discovery Portfolio and, therefore, may be changed by the Board of Trustees of the Trust (the Board) without shareholder approval. No assurance can be given that the New Discovery Portfolio will achieve its investment objective.

Principal Investment Policies of New Discovery Portfolio. In seeking to achieve the New Discovery Portfolio’s investment objective, the Investment Managers will cause the New Discovery Portfolio’s assets to be allocated across eight different investment strategies. The New Discovery Portfolio will have three strategies that invest primarily in domestic equity securities, two strategies that invest primarily in international equity securities, two strategies that invest primarily in fixed-income securities, and one strategy that invests in the Prudential Core Taxable Money Market Fund (referred to herein as the “Liquidity Strategy”). The current expected initial allocation of New Discovery Portfolio assets across the eight investment strategies is set forth in the table below. The expected initial allocations are preliminary and subject to change by the Investment Manager at any time. Such allocations may also vary due to cash flows into, and out of, the Portfolio and the performance of the various strategies.

Investment Strategy	New Discovery Subadvisers	Estimated Initial Allocation of New Discovery Portfolio Assets Among Investment Strategies
Domestic Large-Cap Core	Epoch	15.0%
Domestic Large-Cap Value	SGI	20.0%
Domestic Large-Cap Growth	Brown Advisory	15.0%
International Equity	EARNEST	6.0%
International Equity	TS&W	14.0%
Core Plus Fixed-Income	Bradford & Marzec	16.8%
Core Fixed-Income	C.S. McKee	11.2%
Liquidity Strategy	N/A*	2.0%

* PI will be responsible for the day-to-day investment management of the Liquidity Strategy.

Domestic Large-Cap Core (Epoch). Epoch’s security selection process is focused on free cash flow metrics as opposed to traditional accounting-based metrics. Epoch will seek to produce superior risk-adjusted equity returns for this segment of the New Discovery Portfolio by identifying companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate that cash flow among internal reinvestment opportunities, acquisitions dividends, share repurchases and debt pay downs.

Epoch seeks to identify potential investment opportunities through both qualitative and quantitative analysis. The investment process seeks to uncover companies with improving business fundamentals resulting in increasing free cash flow. The analysis incorporates such items as valuation, revenue growth, and gross margin improvement.  Other catalysts may include management changes, purchases or sales by corporate insiders, restructuring/spin-offs, and recent news items.  Under normal circumstances, no more than 7 % of the assets attributable to this investment strategy may be allocated to a particular issuer at the time of purchase while not more than 10 % of this Portfolio segment’s assets may be allocated to a particular issuer at any time based on overall market value.  This investment strategy normally will not seek to constrain the magnitude of holdings at a sector level relative to the Russell 3000 Index.

Domestic Large-Cap Value (SGI). Under normal market conditions, at least 80% of the net assets attributable to this investment strategy will be invested in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are within the range of companies in the Russell 1000 Value Index. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

In choosing securities for this segment of the New Discovery Portfolio, SGI will primarily invest in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential, or cash flows. SGI will use a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax return on invested capital over time. SGI may focus the investments for this New Discovery Portfolio segment in a limited number of issuers. SGI will typically sell a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of SGI’s expectations, among other reasons.

A portion of the assets attributable to this investment strategy may be invested in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the holdings of this Portfolio segment, to maintain exposure to the equity markets, or to increase returns. The assets attributable to this investment strategy may be invested in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (ETFs) and other mutual funds. SGI may use these investments as a way of managing the cash position of this segment of the New Discovery Portfolio, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

Domestic Large-Cap Growth (Brown Advisory). Under normal conditions, at least 80% of the net assets attributable to this investment strategy will be invested in equity securities of domestic companies. This segment of the New Discovery Portfolio will invest primarily in the common stocks of medium and large capitalization companies (i.e., those companies with market capitalizations of greater than $1 billion at the time of initial investment) that Brown Advisory believes have exhibited an above average rate of earnings growth over the past few years and that have prospects for above average, sustainable growth in the future.. This New Discovery Portfolio segment may also invest in companies that do not exhibit particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. For these purposes, equity securities include domestic common and preferred stock, convertible debt securities, ADRs, real estate investment trusts, and exchange-traded funds (“ETFs”). Up to 15% of the net assets attributable to this investment strategy may be invested in foreign securities, including the securities of emerging markets issuers. Brown Advisory may sell a security if it fails to meet its initial investment criteria, if a more attractively priced security is found, or if the security becomes overvalued relative to the long-term expectation.

International Equity (EARNEST). EARNEST will begin the investment process for its strategy by screening a universe of companies in the MSCI ACWI Ex-U.S. Index seeking to identify those that it believes exhibit financial and market characteristics that have produced outstanding performance over time. These characteristics include valuation measures, market trends, operating trends, growth, profitability, and macroeconomic trends. Companies that pass the initial screen are further filtered, giving consideration to the economic and political environment, property rights, regulations, monetary policy, government intervention, and other relevant factors. EARNEST will then perform fundamental analysis on the companies that pass its screens, seeking to identify companies in attractive industries, with developed strategies, sufficient funding, and strong financial results. The assets attributable to this investment strategy will be invested in approximately 60 issuers, with each issuer generally being limited to no more than 5% of the sleeve’s assets. Sector and regional weightings for this New Discovery Portfolio segment will generally be constrained at no more than double those of the MSCI ACWI Ex-U.S. Index while emerging markets weightings will generally be constrained at no more than 1.5 times those of such Index.

International Equity (TS&W). Under normal circumstances, at least 80% of the net assets attributable to this investment strategy will be invested in equity securities of foreign companies representing at least three countries other than the United States. TS&W currently anticipates investing in at least 12 countries other than the United States. TS&W will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued.
Generally, this New Discovery Portfolio segment will invest primarily in common stocks of established companies listed on foreign securities exchanges, but it may also invest in securities traded over-the-counter. Although this investment strategy will emphasize larger, more seasoned or established companies, TS&W may invest in companies of varying size as measured by assets, sales, or market capitalization. This segment of the New Discovery Portfolio will invest primarily in securities of companies domiciled in developed countries, but may also invest in emerging markets. Up to 10% of the assets attributable to this investment strategy may be invested in securities of companies in developing countries. It is currently expected that investments will be diversified throughout the world and within markets in an effort to minimize specific country and currency risks.
TS&W employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International EAFE Index. The initial universe consists of approximately 3,000 actively traded non-U.S. stocks. Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other international stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. From the model, approximately 600 stocks are identified for further research. These are the stocks that rank the highest on the basis of these four factors combined. TS&W generally limits its investment universe to those companies with a minimum of three years of operating history.
TS&W’s analysts also perform rigorous fundamental analysis, exploring numerous factors that may affect the outlook for a company. They evaluate publicly available information, including sell-side research, company filings, and trade periodicals. TS&W analysts also may speak with company management to hear their perspectives and outlook on pertinent business issues. Under normal circumstances, this New Discovery Portfolio segment will hold approximately 80-100 stocks as a result of this process.
Established positions within this segment of the New Discovery Portfolio are ranked bi-weekly and are reviewed regularly in the same manner to re-examine their fundamental and valuation characteristics. The product team meets periodically to discuss each stock’s place in relation to this segment’s other portfolio holdings. TS&W employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid, or another stock presents a more attractive opportunity.

Core Plus Fixed-Income (Bradford & Marzec). The Bradford & Marzec portfolio management team will primarily employ a combination of top-down sector rotation, bottom-up fundamental and technical analysis for issuer and security selection, and yield curve duration management in an attempt to outperform the Barclays Capital US Aggregate Bond Index (the “Barclays Aggregate Bond Index”). The Barclays Aggregate Bond Index includes all major investment grade asset classes within the US fixed income market. Exposure to additional sectors such as international and high yield bonds will be added opportunistically by Bradford & Marzec when it believes that the market environment favors these sectors. Long-term positions in these additional sectors, however, are generally not maintained as their attractiveness can fluctuate sharply with the global economic cycle.
Overall, the assets attributable to this investment strategy will be invested primarily in fixed-income securities, with between approximately 150-250 holdings. In particular, this New Discovery Portfolio segment may invest up to 20% of its assets in debt securities that are rated, at the time of purchase, below investment grade, but at least B-/B3, or if unrated, are determined by Bradford & Marzec to be of comparable quality. In addition, up to 20% of the total assets attributable to this investment strategy may be invested in the securities of non-U.S. issuers and/or in non-U.S. dollar-denominated securities.

Core Fixed-Income (C.S. McKee). The C.S. McKee portfolio management team will employ a primarily bottom-up, value-driven philosophy in an attempt to outperform the Barclays Aggregate Bond Index. This actively managed process will focus on high quality and highly liquid securities, in an attempt to add value through superior security selection and sector allocation. Portfolio duration (i.e., interest rate risk) will typically be held below market levels.

Liquidity Strategy (PI). The New Discovery Portfolio will normally invest approximately 2% to 3% of its assets in the Prudential Core Taxable Money Market Fund (the Prudential Core Fund) in order to provide liquidity and to satisfy redemptions. The Prudential Core Fund is managed in compliance with regulations applicable to money market mutual funds, specifically, Rule 2a-7 under the 1940 Act. The investment objective of the Prudential Core Fund is current income consistent with the preservation of capital and the maintenance of liquidity. The Prudential Core Fund invests in a diversified portfolio of short-term debt obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal bonds and notes. The Prudential Core Fund invests in high-quality money market obligations to try to provide investors with current income while maintaining a stable NAV of $1 per share.

Anticipated Asset Allocation Ranges for New Discovery Portfolio. As set forth above, the New Discovery Portfolio may gain exposure to the domestic and international equity and fixed-income asset classes through investments in securities and the Prudential Core Fund. The New Discovery Portfolio also may gain exposure to the relevant asset classes through the use of derivatives and other financial instruments. The New Discovery Portfolio's minimum, neutral, and maximum exposures to the relevant asset classes under normal circumstances is set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities
Domestic Equity	45%	50%	55%
International Equity	15%	20%	25%
Total Equities	62.5%*	70%	77.5%**

Fixed-Income
Core and Core Plus Fixed-Income	20%	28%	35%
Cash/Money Market	0%	2%	10%
Total Fixed-Income	22.5%***	30%	37.5%****

*

  Notwithstanding the individual minimum exposures for the Domestic Equity (i.e., 45%) and International Equity (i.e., 15%) asset classes, the minimum combined exposure to equity investments is 62.5% of the New Discovery Portfolio’s net assets.
**  Notwithstanding the individual maximum exposures for the Domestic Equity (i.e., 55%) and International Equity (i.e., 25%) asset classes, the maximum combined exposure to equity investments is 77.5% of the New Discovery Portfolio’s net assets.
***  Notwithstanding the individual minimum exposures for the Core and Core Plus Fixed-Income (i.e., 20%) and Cash/Money Market (i.e., 0%) asset classes, the minimum combined exposure to equity investments is 22.5% of the New Discovery Portfolio’s net assets.
****  Notwithstanding the individual maximum exposures for the Core and Core Plus Fixed-Income (i.e., 35%) and Cash/Money Market (i.e., 10%) asset classes, the maximum combined exposure to equity investments is 37.5% of the New Discovery Portfolio’s net assets.

Temporary Defensive Investments. For temporary defensive purposes, the New Discovery Portfolio may deviate substantially from the anticipated asset allocation ranges set forth above. To that end, up to 100% of the New Discovery Portfolio’s assets may be invested in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments, or repurchase agreements in order to respond to adverse market, economic, political, or other conditions or to satisfy redemption requests. The New Discovery Portfolio may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Investments in Other Investment Companies. The New Discovery Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These investments would be managed by the Investment Managers and would be used as: (i) a completion strategy to access and adjust exposures to various asset classes and (ii) an overlay strategy to enhance total return and manage portfolio risk at the aggregate level. Under normal market conditions, no more than 10% of the New Discovery Portfolio’s assets would be allocated to such investments. The Investment Managers intend to invest exclusively in other pooled investment vehicles (collectively, the “Other Funds”) and ETFs as part of these investments. Investments in Other Funds and ETFs will subject this New Discovery Portfolio segment to the fees and expenses (e.g., investment management fees and other expenses) and risks associated with the relevant Other Funds and ETFs. Such investments in Other Funds and ETFs will not, however, be implemented upon the New Discovery Portfolio’s commencement of operations. Instead, the Investment Manager will wait until the New Discovery Portfolio achieves additional scale before making such investments.

PRINCIPAL RISKS OF INVESTING IN THE AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in the New Discovery Portfolio could lose value, and you could lose money. The preceding summary section for the New Discovery Portfolio identifies the principal risks that apply to that Portfolio. Set out below is more detailed information about these risks.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated, which may require the New Discovery Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates. Asset-backed securities may also be subject to extension risk, which is the risk that, in a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent the New Discovery Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates. The more the New Discovery Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates.

Asset transfer program risk. The New Discovery Portfolio is used in connection with certain living benefit programs under variable annuity contracts, including certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies generally require contract owners to participate in certain specialized asset transfer programs under which such companies will monitor each contract owner's account value and, if necessary, will systematically transfer amounts between the selected sub-accounts and sub-accounts investing in certain target maturity bond portfolios. The transfers are based on mathematical formulas which generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made.

As an example of how these asset transfer programs will operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a contract owner's account value within the selected sub-accounts) and certain market return scenarios involving "flat" returns over a period of time may cause Prudential to transfer some or all of such contract owner's account value to a target maturity bond portfolio sub-account. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are offset by certain fixed income investments.

The asset transfers may, however, result in large-scale asset flows into and out of the New Discovery Portfolio and subject it to certain risks. The asset transfers could adversely affect the New Discovery Portfolio's investment performance by requiring the New Discovery Subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement their respective investment strategies. These asset transfers may also result in a higher turnover rate for the New Discovery Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the New Discovery Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the New Discovery Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the New Discovery Portfolio (i.e., the New Discovery Portfolio will be subject to liquidity risk). These asset transfers may also result in relatively small asset bases and relatively high operating expense ratios for the New Discovery Portfolio compared to other similar funds.

For more information on the living benefit programs and asset transfer programs, please see your contract prospectus.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Derivatives in which the New Discovery Portfolio may invest include exchange-traded instruments as well as privately negotiated instruments, also called over-the-counter instruments. Examples of derivatives include options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. The New Discovery Portfolio may, but is not required to, use derivatives to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative.

As an open-end investment company registered with the SEC, the New Discovery Portfolio is subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the New Discovery Portfolio must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the New Discovery Portfolio must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the New Discovery Portfolio is permitted to set aside liquid assets in an amount equal to its daily marked-to-market (net) obligations, if any (i.e., the New Discovery Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the New Discovery Portfolio will have the ability to employ leverage to a greater extent than if the New Discovery Portfolio were required to segregate assets equal to the full notional value of such contracts. The Trust reserves the right to modify the asset segregation policies of the New Discovery Portfolio in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The use of derivatives involves a variety of risks, including:

•

Counterparty credit risk. There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the New Discovery Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, the New Discovery Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

•	Leverage risk. Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage. Leverage can result in losses to the New Discovery Portfolio that exceed the amount the Portfolio originally invested. To mitigate leverage risk, the New Discovery Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the New Discovery Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

•	Liquidity and valuation risk. Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately negotiated derivatives may be difficult to terminate, and from time to time, the New Discovery Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately negotiated derivatives, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

•	Hedging risk. Hedging is a strategy in which the New Discovery Portfolio uses a derivative to offset the risks associated with its other holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the New Discovery Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged as expected by the New Discovery Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The New Discovery Portfolio is not required to use hedging and may choose not to do so.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the New Discovery Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the New Discovery Portfolio invests could go down. The New Discovery Portfolio's holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Expense risk. Your actual cost of investing in the New Discovery Portfolio may be higher than the estimated expenses shown in "Estimated Annual Portfolio Operating Expenses," above for a variety of reasons. For example, fund operating expense ratios may be higher than those shown if the New Discovery Portfolio does not maintain its projected asset base. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

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Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. Credit ratings are intended to provide a measure of credit risk. However, ratings are only the opinions of the agencies issuing them and are not guarantees as to quality. The lower the rating of a debt security held by the New Discovery Portfolio, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Some but not all U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

•	Liquidity risk. Liquidity risk is the risk that the Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all. See "Liquidity and valuation risk," below.

•	Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of the New Discovery Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the New Discovery Portfolio may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, funds with longer durations and longer weighted average maturities generally have more volatile share prices than funds with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by the New Discovery Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation.

Foreign investment risk. Investment in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes the following risks:

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Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the New Discovery Portfolio. Currency exchange rates can be volatile and affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and non-U.S. governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled. Changes in currency exchange rates may affect the value of foreign securities held by the New Discovery Portfolio. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the New Discovery Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. A Portfolio may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not used a hedging instrument. For most emerging market currencies, suitable hedging instruments may not be available.

•	Emerging market risk. Countries in emerging markets (e.g., South America, Eastern and Central Europe, Africa and the Pacific Basin countries) may have relatively unstable governments, economies based on only a few industries and securities markets that trade a limited number of securities. Securities of issuers located in these countries tend to have volatile prices and offer the potential for substantial loss as well as gain. In addition, these securities may be less liquid than investments in more established markets as a result of inadequate trading volume or restrictions on trading imposed by the governments of such countries. Emerging markets may also have increased risks associated with clearance and settlement. Delays in settlement could result in periods of uninvested assets, missed investment opportunities or losses for the New Discovery Portfolio.

•	Foreign market risk. Foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. In addition, foreign markets are subject to differing custody and settlement practices. Foreign markets are subject to bankruptcy laws different than those in the United States, which may result in lower recoveries for investors.

•	Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the U.S.

•	Liquidity and valuation risk. Stocks that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

•	Political risk. Political developments may adversely affect the value of the New Discovery Portfolio's foreign securities. In addition, some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

•	Regulatory risk. Some foreign governments regulate their exchanges less stringently than the U.S., and the rights of shareholders may not be as firmly established as in the U.S.

•	Taxation risk. Many foreign markets are not as open to foreign investors as U.S. markets. A Portfolio may be required to pay special taxes on gains and distributions that are imposed on foreign investors. Payment of these foreign taxes may reduce the investment performance of the New Discovery Portfolio.

High-yield risk. Investments in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce the New Discovery Portfolio's ability to sell its high-yield securities (liquidity risk). In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress.

Market and management risk. Market risk is the risk that the markets in which the Portfolios invest will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns gloomy, the price of all securities may decline. Management risk is the risk that an adviser's investment strategy will not work as intended. All decisions by an adviser require judgment and are based on imperfect information. In addition, Portfolios managed using an investment model designed by an adviser are subject to the risk that the investment model may not perform as expected.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Many mortgage-backed securities are issued by federal government agencies such as Ginnie Mae, or by government-sponsored enterprises such as Freddie Mac or Fannie Mae. Currently, Freddie Mac and Fannie Mae are in government conservatorship. Private issuer mortgage-backed securities may include loans on commercial or residential properties. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent events risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

Additional Investments & Strategies

As indicated in the descriptions of the New Discovery Portfolio above, we may invest in the following types of securities and/or use the following investment strategies to increase the Portfolio's return or protect its assets if market conditions warrant.

American Depositary Receipts (ADRs) — Certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Asset-Backed Securities — An asset-backed security is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities may also be collateralized by a portfolio of corporate bonds, including junk bonds, or other securities.

Collateralized Debt Obligations (CDOs) — A CDO is a security backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures or swaps. A CDO provides a single security that has the economic characteristics of a diversified portfolio. The cash flows generated by the collateral are used to pay interest and principal to investors.

Convertible Debt and Convertible Preferred Stock — A convertible security is a security — for example, a bond or preferred stock — that may be converted into common stock, the cash value of common stock or some other security of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, convertible securities offer — through their conversion mechanism — the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Credit Default Swaps — In a credit default swap, the Portfolio and another party agree to exchange payment of the par (or other agreed-upon) value of a referenced debt obligation in the event of a default on that debt obligation in return for a periodic stream of payments over the term of the contract provided no event of default has occurred. See also "Swaps" defined below.

Credit-Linked Securities — Credit linked securities are securities that are collateralized by one or more credit default swaps on corporate credits. The Portfolio has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date. See also "Credit Default Swaps" defined above.

Derivatives — A derivative is an instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying interest — a security, market index, currency, interest rate or some other benchmark — will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

As an open-end investment company registered with the SEC, the New Discovery Portfolio is subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the New Discovery Portfolio must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the New Discovery Portfolio must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the New Discovery Portfolio is permitted to set aside liquid assets in an amount equal to its daily marked-to-market (net) obligations, if any (i.e., the New Discovery Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the New Discovery Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional value of such contracts. The Trust reserves the right to modify the asset segregation policies of the New Discovery Portfolio in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Dollar Rolls — Dollar rolls involve the sale by the New Discovery Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar — but not necessarily the same — security at a set price and date in the future. During the "roll period," the New Discovery Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Equity Swaps — In an equity swap, the New Discovery Portfolio and another party agree to exchange cash flow payments that are based on the performance of equities or an equity index. See also "Swaps" defined below.

Exchange Traded Funds - An investment in an exchange traded fund ("ETF") generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and a Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares May be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide "circuit breakers'' (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Currency Forward Contracts — A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When the New Discovery Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the New Discovery Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, the New Discovery Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts — A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Illiquid Securities — An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the New Discovery Portfolio's net asset value. The New Discovery Portfolio generally may invest up to 15% of its net assets in illiquid securities. The New Discovery Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the Trust’s procedures. Those securities are not subject to the 15% limit. The 15% limit is applied as of the date the New Discovery Portfolio purchases an illiquid security. In the event the market value of the New Discovery Portfolio's illiquid securities exceeds the 15% limit due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the New Discovery Portfolio: (i) will not purchase additional illiquid securities and (ii) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.

Interest Rate Swaps — In an interest rate swap, the New Discovery Portfolio and another party agree to exchange interest payments. For example, the New Discovery Portfolio may wish to exchange a floating rate of interest for a fixed rate. See also "Swaps" defined below.

Joint Repurchase Account — In a joint repurchase transaction, uninvested cash balances of various Trust Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Trust Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loans and Assignments — Loans are privately negotiated between a corporate borrower and one or more financial institutions. The New Discovery Portfolio acquires interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Interests in loans are also subject to additional liquidity risks. Loans are not generally traded in organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Consequently, the liquidity of a loan will depend on the liquidity of these trading markets at the time that the New Discovery Portfolio sells the loan.

In assignments, the New Discovery Portfolio will have no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In addition, the rights against the borrower that are acquired by the Portfolio may be more limited than those held by the assigning lender.

Mortgage-Related Securities — Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The New Discovery Portfolio may invest in mortgage-related securities issued and guaranteed by the U.S. Government or its agencies and mortgage-backed securities issued by government sponsored enterprises such as the Federal National Mortgage Association (Fannie Maes), the Government National Mortgage Association (Ginnie Maes) and debt securities issued by the Federal Home Loan Mortgage Company (Freddie Macs) that are not backed by the full faith and credit of the United States. The New Discovery Portfolio may also invest in private mortgage-related securities that are not guaranteed by U.S. Governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. Governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets.

Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. Governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options — A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier." Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Private Investments in Public Equity (PIPEs) — A PIPE is an equity security in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Real Estate Investment Trusts (REITs) — A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements — In a repurchase transaction, the New Discovery Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements — In a reverse repurchase transaction, the New Discovery Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales Against-the-Box — A short sale against the box involves selling a security that the New Discovery Portfolio owns, or has the right to obtain without additional costs, for delivery at a specified date in the future. The New Discovery Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

Swap Options — A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a swap agreement or to shorten, extend cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. See also "Options" defined above.

Swaps — Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Credit Default Swaps, Equity Swaps, Interest Rate Swaps and Total Return Swaps are four types of swap agreements.

Total Return Swaps — In a total return swap, payment (or receipt) of an index's total return is exchanged for the receipt (or payment) of a floating interest rate. See also "Swaps" defined above.

When-Issued and Delayed Delivery Securities — With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. The New Discovery Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. The New Discovery Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the New Discovery Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

MORE DETAILED INFORMATION ON HOW THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO INVESTS

Investment Objective of AST Franklin Templeton Portfolio. The primary investment objective of the AST Franklin Templeton Portfolio will be to seek capital appreciation. The secondary investment objective of the AST Franklin Templeton Portfolio will be to seek income. These primary and secondary investment objectives are not fundamental investment policies for the AST Franklin Templeton Portfolio and, therefore, may be changed by the Board without shareholder approval. No assurance can be given that the AST Franklin Templeton Portfolio will achieve its investment objective.

Principal Investment Policies of AST Franklin Templeton Portfolio.The AST Franklin Templeton Portfolio will seek to achieve its primary and secondary investment objectives by allocating 33 1/3% of its assets to each of the three subadvisers listed below:

•	Franklin Advisers;

•	Franklin Mutual; and

•	Templeton Global

The investment results of Portfolio assets allocated to the various Franklin Templeton Subadvisers will vary over time. Because of this, the Investment Managers will monitor those allocations and will seek to rebalance them when they are more than three percent above or three percent below the goal of equal allocations to each of the three Franklin Templeton Subadvisers. Whenever possible, cash flows will be used to adjust allocations among the Franklin Templeton Subadvisers.

Franklin Advisers Segment

General. Under normal market conditions, this segment of the AST Franklin Templeton Portfolio will invest in a diversified portfolio of debt and equity securities. This Portfolio segment may shift its investments from one asset class to another based on Franklin Advisers’ analysis of the best opportunities in a given market. The equity securities in which this segment of the AST Franklin Templeton Portfolio invests will consist primarily of common stock.

Franklin Advisers will seek income on behalf of this Portfolio segment by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields that Franklin Advisers believes are attractive. In its search for growth opportunities, Franklin Advisers will attempt to maintain the flexibility, based on economic conditions, to invest in common stocks of companies from a variety of sectors but from time to time, based on economic conditions, this Portfolio segment may have significant investments in particular sectors.

Investments in Debt Securities, Including Junk Bonds and Defaulted Securities. Up to 100% of the total assets attributable to this segment of the AST Franklin Templeton Portfolio may be invested in debt securities that are rated below investment grade (sometimes called "junk bonds"), including a portion in defaulted securities. Securities rated in the top four ratings categories by an independent rating organization such as Standard & Poor's Ratings Services (S&P®), Moody's Investors Service (Moody's), or Fitch are considered investment grade, along with unrated securities considered to be of comparable quality by Franklin Advisers. Securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch are considered to be below investment grade, along with unrated securities considered to be of comparable quality by Franklin Advisers. The percentage of net assets attributable to this Portfolio segment invested in defaulted securities or junk bonds may vary substantially over time. This segment of the AST Franklin Templeton Portfolio may invest in convertible securities without regard to the ratings assigned by ratings services. If, subsequent to its purchase a security is downgraded in rating or goes into default, the AST Franklin Templeton Portfolio will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

Investments in Foreign Securities. Up to 25% of the assets attributable to this Portfolio segment may be invested in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

Certain Derivative Strategies and Instruments. This Portfolio segment may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts when, in Franklin Advisers’ opinion, it would be advantageous to do so. A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. This segment of the AST Franklin Templeton Portfolio may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options on equity securities and equity security indices. Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or other instruments from the writer of the option (in the case of a call option) or to sell a specified security or other instrument to the writer of the option (in the case of a put option), at a designated price during the term of the option. With respect to hedging strategies, options may be used to hedge securities or other positions held by the Fund. Franklin Advisers will consider various factors, such as availability and cost, in deciding whether, when and to what extent to use options or an options related strategy.

Up to 10% of the net assets attributable to this Portfolio segment may be invested in equity-linked notes (ELNs), which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. This segment of the AST Franklin Templeton Portfolio may engage in all types of ELNs, including those that: (1) provide for protection of the Portfolio’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Portfolio to the risk of loss of its principal investment. ELNs can provide the Portfolio with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative.

Franklin Mutual Segment

General. Under normal market conditions, at least 65% of the assets attributable to this segment of the AST Franklin Templeton Portfolio will be invested in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that Franklin Mutual believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, this Portfolio segment will invest primarily in:

•	Undervalued Securities Securities trading at a discount to intrinsic value.

And, to a lesser extent, this Portfolio segment will also invest in:

•

Merger Arbitrage Securities Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that Franklin Mutual believes are cheap relative to an economically equivalent security of another or the same company.

•	Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. This segment of the AST Franklin Templeton Portfolio may invest in convertible securities without regard to the ratings assigned by the rating services. While this segment of the AST Franklin Templeton Portfolio generally will purchase securities for investment purposes, Franklin Mutual may seek to influence or control management, or invest in other companies that do so, when it believes the Portfolio may benefit.

In pursuit of its value-oriented strategy, this Portfolio segment is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, at least 65% of the equity portion of this Portfolio segment will be invested in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies.

Franklin Mutual currently expects to invest a significant portion of the assets attributable to this investment strategy in foreign securities, which may include sovereign debt and participations in foreign government debt. Up to 15% of the net assets attributable to this investment strategy may also be invested in illiquid securities.

Description of “Arbitrage” Strategy. Franklin Mutual may also from time to time employ an “arbitrage” strategy on behalf of this Portfolio segment. When engaging in an arbitrage strategy, Franklin Mutual typically buys one security while at the same time selling short another security. Franklin Mutual generally will buy the security that it believes is either cheap relative to the price of the other security or otherwise undervalued, and will sell short the security that it believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, this New Portfolio segment will attempt to profit from a perceived relationship between the values of the two securities. Franklin Mutual generally will engage in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Investments in Distressed Companies. The investments made by this Portfolio segment in Distressed Companies typically will involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the AST Franklin Templeton Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the AST Franklin Templeton Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. Franklin Mutual generally will make such investments on behalf of this Portfolio segment to achieve capital appreciation, rather than to seek income.

Certain Derivative Strategies and Instruments. This segment of the AST Franklin Templeton Portfolio may, from time to time, enter into currency-related transactions involving certain derivative instruments, including currency forwards, and currency and currency index futures contracts. The use of derivative currency transactions may allow this Portfolio segment to obtain net long or net negative (short) exposure to selected currencies. This Portfolio segment may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). The use of these derivative transactions may allow the AST Franklin Templeton Portfolio to obtain net long or net negative (short) exposures to selected countries, currencies or issuers. Franklin Mutual will consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

This segment of the AST Franklin Templeton Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors. By way of example, when Franklin Mutual believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Portfolio could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Portfolio under the contract, the Portfolio will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Portfolio is denominated in that currency.

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow this Portfolio segment to increase or decrease its exposure to the underlying instrument or interest rate. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. This segment of the AST Franklin Templeton Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as total return swaps and credit default swaps, are contracts between the AST Franklin Templeton Portfolio and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Portfolio agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the AST Franklin Templeton Portfolio is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation.
A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.

Franklin Templeton will consider various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

Franklin Mutual Security Selection. Franklin Mutual will employ a research driven, fundamental value strategy on behalf of this Portfolio segment. In choosing equity investments, Franklin Mutual will focuse on the market price of a company's securities relative to its own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on Franklin Mutual's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. Franklin Mutual will examine each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Templeton Global Segment

General. Under normal market conditions, at least 65% of the assets attributable to this segment of the AST Franklin Templeton Portfolio will be invested in the equity securities of companies located anywhere in the world, including emerging markets.
An equity security or stock represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). This Portfolio segment may invest in convertible securities without regard to the ratings assigned by ratings services. This segment of the AST Franklin Templeton Portfolio will also invest in depositary receipts. These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

This Portfolio segment may from time to time have significant investments in particular countries or in particular sectors, such as the financial sector, due to its significance in world markets.
In addition to the main investments made on behalf of this Portfolio segment, depending upon prevailing current market conditions, up to 25% of the total assets attributable to this Portfolio segment may be invested in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. Although Templeton Global will seek investments across a number of countries and sectors on behalf of this Portfolio segment, from time to time, based on economic conditions, it may have significant positions in particular countries or sectors.

Templeton Global Security Selection. When choosing equity investments for this segment of the AST Franklin Templeton Portfolio, Templeton Global will apply a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. Templeton Global will also consider a company's price/earnings ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams.

Temporary Defensive Investments

For temporary defensive purposes, the AST Franklin Templeton Portfolio may deviate substantially from the anticipated asset allocation ranges set forth above. To that end, up to 100% of the AST Franklin Templeton Portfolio’s assets may be invested in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments, or repurchase agreements in order to respond to adverse market, economic, political, or other conditions or to satisfy redemption requests. The AST Franklin Templeton Portfolio may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in the AST Franklin Templeton Portfolio could lose value, and you could lose money. The preceding summary section for the AST Franklin Templeton Portfolio identifies the principal risks that apply to that Portfolio. Set out below is more detailed information about these risks.

Asset transfer program risk. The AST Franklin Templeton Portfolio is used in connection with certain living benefit programs under variable annuity contracts, including certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies generally require contract owners to participate in certain specialized asset transfer programs under which such companies will monitor each contract owner's account value and, if necessary, will systematically transfer amounts between the selected sub-accounts and sub-accounts investing in certain target maturity bond portfolios. The transfers are based on mathematical formulas which generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made.

As an example of how these asset transfer programs will operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a contract owner's account value within the selected sub-accounts) and certain market return scenarios involving "flat" returns over a period of time may cause Prudential to transfer some or all of such contract owner's account value to a target maturity bond portfolio sub-account. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are offset by certain fixed income investments.

The asset transfers may, however, result in large-scale asset flows into and out of the AST Franklin Templeton Portfolio and subject it to certain risks. The asset transfers could adversely affect the AST Franklin Templeton Portfolio's investment performance by requiring the New Discovery Subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement their respective investment strategies. These asset transfers may also result in a higher turnover rate for the AST Franklin Templeton Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the AST Franklin Templeton Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the AST Franklin Templeton Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the AST Franklin Templeton Portfolio (i.e., the AST Franklin Templeton Portfolio will be subject to liquidity risk). These asset transfers may also result in relatively small asset bases and relatively high operating expense ratios for the AST Franklin Templeton Portfolio compared to other similar funds.

For more information on the living benefit programs and asset transfer programs, please see your contract prospectus.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Derivatives in which the AST Franklin Templeton Portfolio may invest include exchange-traded instruments as well as privately negotiated instruments, also called over-the-counter instruments. Examples of derivatives include options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. The AST Franklin Templeton Portfolio may, but is not required to, use derivatives to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative.

As an open-end investment company registered with the SEC, the AST Franklin Templeton Portfolio is subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the AST Franklin Templeton Portfolio must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the AST Franklin Templeton Portfolio must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the AST Franklin Templeton Portfolio is permitted to set aside liquid assets in an amount equal to its daily marked-to-market (net) obligations, if any (i.e., the AST Franklin Templeton Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the AST Franklin Templeton Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional value of such contracts. The Trust reserves the right to modify the asset segregation policies of the AST Franklin Templeton Portfolio in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The use of derivatives involves a variety of risks, including:

•

Counterparty credit risk. There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the AST Franklin Templeton Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, the AST Franklin Templeton Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

•	Leverage risk. Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage. Leverage can result in losses to the AST Franklin Templeton Portfolio that exceed the amount the Portfolio originally invested. To mitigate leverage risk, the AST Franklin Templeton Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the AST Franklin Templeton Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

•	Liquidity and valuation risk. Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately negotiated derivatives may be difficult to terminate, and from time to time, the AST Franklin Templeton Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately negotiated derivatives, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

•	Hedging risk. Hedging is a strategy in which the AST Franklin Templeton Portfolio uses a derivative to offset the risks associated with its other holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the AST Franklin Templeton Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged as expected by the AST Franklin Templeton Portfolio , in which case any losses on the holdings being hedged may not be reduced and in fact may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The AST Franklin Templeton Portfolio is not required to use hedging and may choose not to do so.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the AST Franklin Templeton Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the AST Franklin Templeton Portfolio invests could go down. The AST Franklin Templeton Portfolio's holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Expense risk. Your actual cost of investing in the AST Franklin Templeton Portfolio may be higher than the estimated expenses shown in "Estimated Annual Portfolio Operating Expenses," above for a variety of reasons. For example, fund operating expense ratios may be higher than those shown if the AST Franklin Templeton Portfolio does not maintain its projected asset base. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

•

Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. Credit ratings are intended to provide a measure of credit risk. However, ratings are only the opinions of the agencies issuing them and are not guarantees as to quality. The lower the rating of a debt security held by the AST Franklin Templeton Portfolio, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Some but not all U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

•	Liquidity risk. Liquidity risk is the risk that the Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all. See "Liquidity and valuation risk," below.

•	Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of the AST Franklin Templeton Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the AST Franklin Templeton Portfolio may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, funds with longer durations and longer weighted average maturities generally have more volatile share prices than funds with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by the AST Franklin Templeton Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation.

Focus risk. To the extent that the AST Franklin Templeton Portfolio focuses on particular countries, regions, industries, sectors, or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors, or investments.

Foreign investment risk. Investment in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes the following risks:

•

Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by the AST Franklin Templeton Portfolio . Currency exchange rates can be volatile and affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and non-U.S. governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled. Changes in currency exchange rates may affect the value of foreign securities held by the AST Franklin Templeton Portfolio. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the AST Franklin Templeton Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. A Portfolio may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not used a hedging instrument. For most emerging market currencies, suitable hedging instruments may not be available.

•	Emerging market risk. Countries in emerging markets (e.g., South America, Eastern and Central Europe, Africa and the Pacific Basin countries) may have relatively unstable governments, economies based on only a few industries and securities markets that trade a limited number of securities. Securities of issuers located in these countries tend to have volatile prices and offer the potential for substantial loss as well as gain. In addition, these securities may be less liquid than investments in more established markets as a result of inadequate trading volume or restrictions on trading imposed by the governments of such countries. Emerging markets may also have increased risks associated with clearance and settlement. Delays in settlement could result in periods of uninvested assets, missed investment opportunities or losses for the AST Franklin Templeton Portfolio.

•	Foreign market risk. Foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. In addition, foreign markets are subject to differing custody and settlement practices. Foreign markets are subject to bankruptcy laws different than those in the United States, which may result in lower recoveries for investors.

•	Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the U.S.

•	Liquidity and valuation risk. Stocks that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

•	Political risk. Political developments may adversely affect the value of the AST Franklin Templeton Portfolio's foreign securities. In addition, some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

•	Regulatory risk. Some foreign governments regulate their exchanges less stringently than the U.S., and the rights of shareholders may not be as firmly established as in the U.S.

•	Taxation risk. Many foreign markets are not as open to foreign investors as U.S. markets. A Portfolio may be required to pay special taxes on gains and distributions that are imposed on foreign investors. Payment of these foreign taxes may reduce the investment performance of the AST Franklin Templeton Portfolio.

High-yield risk. Investments in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce the AST Franklin Templeton Portfolio's ability to sell its high-yield securities (liquidity risk). In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress.

Market and management risk. Market risk is the risk that the markets in which the Portfolios invest will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns gloomy, the price of all securities may decline. Management risk is the risk that an adviser's investment strategy will not work as intended. All decisions by an adviser require judgment and are based on imperfect information. In addition, Portfolios managed using an investment model designed by an adviser are subject to the risk that the investment model may not perform as expected.

Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the AST Franklin Templeton Portfolio invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the AST Franklin Templeton Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Recent events risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Small and Medium Sized Company Risk. The shares of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small cap technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

Value style risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

Additional Investments & Strategies

As indicated in the descriptions of the AST Franklin Templeton Portfolio above, we may invest in the following types of securities and/or use the following investment strategies to increase the Portfolio's return or protect its assets if market conditions warrant.

American Depositary Receipts (ADRs) — Certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Asset-Backed Securities — An asset-backed security is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities may also be collateralized by a portfolio of corporate bonds, including junk bonds, or other securities.

Collateralized Debt Obligations (CDOs) — A CDO is a security backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures or swaps. A CDO provides a single security that has the economic characteristics of a diversified portfolio. The cash flows generated by the collateral are used to pay interest and principal to investors.

Convertible Debt and Convertible Preferred Stock — A convertible security is a security — for example, a bond or preferred stock — that may be converted into common stock, the cash value of common stock or some other security of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, convertible securities offer — through their conversion mechanism — the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Credit Default Swaps — In a credit default swap, the Portfolio and another party agree to exchange payment of the par (or other agreed-upon) value of a referenced debt obligation in the event of a default on that debt obligation in return for a periodic stream of payments over the term of the contract provided no event of default has occurred. See also "Swaps" defined below.

Credit-Linked Securities — Credit linked securities are securities that are collateralized by one or more credit default swaps on corporate credits. The Portfolio has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date. See also "Credit Default Swaps" defined above.

Derivatives — A derivative is an instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying interest — a security, market index, currency, interest rate or some other benchmark — will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

As an open-end investment company registered with the SEC, the AST Franklin Templeton Portfolio is subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the AST Franklin Templeton Portfolio must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the AST Franklin Templeton Portfolio must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the AST Franklin Templeton Portfolio is permitted to set aside liquid assets in an amount equal to its daily marked-to-market (net) obligations, if any (i.e., the AST Franklin Templeton Portfolio’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the AST Franklin Templeton Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional value of such contracts. The Trust reserves the right to modify the asset segregation policies of the AST Franklin Templeton Portfolio in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Dollar Rolls — Dollar rolls involve the sale by the AST Franklin Templeton Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar — but not necessarily the same — security at a set price and date in the future. During the "roll period," the AST Franklin Templeton Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Equity Swaps — In an equity swap, the AST Franklin Templeton Portfolio and another party agree to exchange cash flow payments that are based on the performance of equities or an equity index. See also "Swaps" defined below.

Exchange Traded Funds - An investment in an exchange traded fund ("ETF") generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and a Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares May be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide "circuit breakers'' (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Currency Forward Contracts — A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When the AST Franklin Templeton Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the AST Franklin Templeton Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, the AST Franklin Templeton Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts — A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Illiquid Securities — An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the AST Franklin Templeton Portfolio's net asset value. The AST Franklin Templeton Portfolio generally may invest up to 15% of its net assets in illiquid securities. The AST Franklin Templeton Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the Trust’s procedures. Those securities are not subject to the 15% limit. The 15% limit is applied as of the date the AST Franklin Templeton Portfolio purchases an illiquid security. In the event the market value of the AST Franklin Templeton Portfolio's illiquid securities exceeds the 15% limit due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the AST Franklin Templeton Portfolio: (i) will not purchase additional illiquid securities and (ii) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.

Interest Rate Swaps — In an interest rate swap, the AST Franklin Templeton Portfolio and another party agree to exchange interest payments. For example, the AST Franklin Templeton Portfolio may wish to exchange a floating rate of interest for a fixed rate. See also "Swaps" defined below.

Joint Repurchase Account — In a joint repurchase transaction, uninvested cash balances of various Trust Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Trust Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loans and Assignments — Loans are privately negotiated between a corporate borrower and one or more financial institutions. The AST Franklin Templeton Portfolio acquires interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Interests in loans are also subject to additional liquidity risks. Loans are not generally traded in organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Consequently, the liquidity of a loan will depend on the liquidity of these trading markets at the time that the AST Franklin Templeton Portfolio sells the loan.

In assignments, the AST Franklin Templeton Portfolio will have no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In addition, the rights against the borrower that are acquired by the Portfolio may be more limited than those held by the assigning lender.

Mortgage-Related Securities — Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The AST Franklin Templeton Portfolio may invest in mortgage-related securities issued and guaranteed by the U.S. Government or its agencies and mortgage-backed securities issued by government sponsored enterprises such as the Federal National Mortgage Association (Fannie Maes), the Government National Mortgage Association (Ginnie Maes) and debt securities issued by the Federal Home Loan Mortgage Company (Freddie Macs) that are not backed by the full faith and credit of the United States. The AST Franklin Templeton Portfolio may also invest in private mortgage-related securities that are not guaranteed by U.S. Governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. Governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets.

Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. Governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options — A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. [x] Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier." Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Private Investments in Public Equity (PIPEs) — A PIPE is an equity security in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Real Estate Investment Trusts (REITs) — A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements — In a repurchase transaction, the AST Franklin Templeton Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements — In a reverse repurchase transaction, the AST Franklin Templeton Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales Against-the-Box — A short sale against the box involves selling a security that the AST Franklin Templeton Portfolio owns, or has the right to obtain without additional costs, for delivery at a specified date in the future. The AST Franklin Templeton Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

Swap Options — A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a swap agreement or to shorten, extend cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. See also "Options" defined above.

Swaps — Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Credit Default Swaps, Equity Swaps, Interest Rate Swaps and Total Return Swaps are four types of swap agreements.

Total Return Swaps — In a total return swap, payment (or receipt) of an index's total return is exchanged for the receipt (or payment) of a floating interest rate. See also "Swaps" defined above.

When-Issued and Delayed Delivery Securities — With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. The AST Franklin Templeton Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. The AST Franklin Templeton Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the AST Franklin Templeton Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

HOW THE TRUST IS MANAGED

Board of Trustees
The Board oversees the actions of the Investment Managers, the New Discovery Subadvisers, and the Franklin Templeton Subadvisers and decides on general policies. The Board also oversees the Trust's officers who conduct and supervise the daily business operations of the Trust.

Investment Managers

AST Investment Services, Inc. (AST) One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (PI) Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-investment managers of the Trust.
The Trust's Investment Management Agreements, on behalf of each Trust Portfolio, with AST and PI (the Management Agreements), provide that AST and PI (the Investment Managers) will furnish each applicable Trust Portfolio with investment advice and administrative services subject to the supervision of the Board and in conformity with the stated policies of the applicable Trust Portfolio. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.
The Investment Managers have engaged the subadvisers to conduct the investment programs of the Trust Portfolios, including the purchase, retention and sale of portfolio securities and other financial instruments. The Investment Managers are responsible for monitoring the activities of the subadvisers and reporting on such activities to the Board. The Trust has obtained an exemption from the SEC that permits the Investment Managers, subject to approval by the Board, to change subadvisers for a Trust Portfolio by: (i) entering into new subadvisory agreements with non-affiliated sub-advisers, without obtaining shareholder approval of such changes and (ii) entering into new subadvisory agreements with affiliated sub-advisers with shareholder approval of such changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the subadvisers by the Investment Managers and the Trustees. PI, in conjunction with Quantitative Management Associates, participates in the management of the AST Dynamic Asset Allocation Portfolios and the AST Academic Strategies Asset Allocation Portfolio. PI, in conjunction with the relevant subadvisers, participates in the management of the AST Tactical Asset Allocation Programs.
If at a point there is more than one subadviser for a Trust Portfolio, the Investment Managers will determine the division of the assets for that Trust Portfolio among the applicable subadvisers under normal conditions. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Investment Managers deem appropriate. The Investment Managers may change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Investment Managers may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the Subadvisers and PI may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the Subadvisers and PI select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Trust Portfolio or that certain Subadvisers or PI may simultaneously favor the same industry. The Investment Managers will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a Subadviser or PI buys a security as another Subadviser or PI sells it, the net position of the Trust Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Trust Portfolio will have incurred additional costs. The Investment Managers will consider these costs in determining the allocation of assets or cash flows. The Investment Managers will consider the timing of asset and cash flow reallocations based upon the best interests of each Trust Portfolio and its shareholders.

A discussion regarding the basis for the Board's approval of the Trust's investment advisory agreements is available in the Trust's semi-annual report (for agreements approved during the six month period ended June 30) and in the Trust's annual report (for agreements approved during the six month period ended December 31).

Investment Subadvisers

Bradford & Marzec LLC (Bradford & Marzec) was founded in 1984, and is currently operating as a Delaware LLC, based in Los Angeles, California. Since inception, the firm’s sole focus has been fixed income portfolio management and it offers Core, Core Plus, High Yield, and Global Fixed Income separate account management. As of September 30, 2011, Bradford & Marzec manages approximately $4.1 billion in fixed income assets and has 39 employees of which 18 are investment professionals. Bradford & Marzec’s address is 333 South Hope Street, Suite 4050, Los Angeles, CA 90071.

Brown Advisory, LLC (Brown Advisory) is headquartered at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory was founded in 1993 and managed approximately $17.3 billion in assets as of January 1, 2012.

C.S. McKee, LP (C.S. McKee) was founded in 1931 and, as of November 30, 2011, managed approximately $12.124 billion in assets. C.S. McKee’s address is 420 Ft. Duquesne Blvd., One Gateway Center, 8th Floor, Pittsburgh, PA 15222.

EARNEST Partners, LLC (EARNEST) was founded in 1998 and as of September 30, 2011, managed approximately $17.1 billion in assets. EARNEST’s address is 1180 Peachtree Street NE, Suite 2300, Atlanta, Georgia 30309.

Epoch Investment Partners, Inc. (Epoch) is a wholly-owned subsidiary of Epoch Holding Corporation, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm. As of November 30, 2011, Epoch managed approximately $18.4 billion in assets under management. Epoch is located at 640 Fifth Avenue, New York, New York 10019.

Security Investors, LLC (SGI) has been providing investment advisory services to investment companies for over 50 years and as of September 30, 2011, its aggregate assets under management exceeded $22 billion. SGI’s address is 40 East 52nd Street, 16th Floor, New York, NY 10022.

Thompson, Siegel & Walmsley LLC (TS&W) was founded in 1969 and, as of September 30, 2011, managed approximately $6.3 billion in assets. TS&W’s address is 6806 Paragon Place, Suite 300, Richmond, VA 23230.

Franklin Advisers, Inc. (Franklin Advisers) [To Come]

Franklin Mutual Advisers, LLC (Franklin Mutual) [To Come]

Templeton Global Advisors Limited (Templeton Global) [To Come]

Portfolio Managers

Information about the portfolio managers responsible for the day-to-day management of each Portfolio is set forth below.

In addition to the information set forth below, the Trust's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares of the Trust's Portfolio.

Bradford & Marzec LLC

Douglas Lopez, CFA, is a member of Bradford & Marzec’s Investment Policy and Strategy Committee and Portfolio Management Team. With over 23 years experience, Doug contributes to the overall management and strategic development of Bradford & Marzec as well as to broad portfolio strategies. Doug’s specialty is investment grade and high yield corporate bonds, and he serves as the Head of Global Credit for Bradford & Marzec. Working with a team of credit specialists, he directs the development of corporate credit and trading strategies for investment grade and high yield corporate bond sectors. Doug has served as the lead portfolio manager for Bradford & Marzec’s dedicated high yield portfolios for over 16 years.

Prior to his current position as Portfolio Manager, Doug was Bradford & Marzec’s Director of Research and managed the credit analyst team, while continuing to serve as the primary analyst for a number of industries. Over the course of his career, Doug has held primary sector research responsibilities for a majority of the sectors of the corporate fixed income market, both investment grade and high yield, as well as mortgage-backed and asset-backed securities.
During his years of investment experience, he has been associated with Barclays Global Investors (formerly Wells Fargo Investment Advisors) as an assistant portfolio manager, Western Asset Management Company (WAMCO) and IBM Corporation.
Doug, a CFA charterholder, belongs to the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research. Doug holds a M.B.A. in Finance from the University of California, Berkeley and a Bachelor’s degree in Business Administration from California State University, Long Beach. He also acts as a lecturer and advisor to the Student -Managed Investment Fund at California State University, Long Beach.

Terence Reidt, CFA, is a member of Bradford & Marzec’s Investment Policy and Strategy Committee and Portfolio Management Team. With over 20 years investment experience, Terry contributes to the overall management and strategic development of Bradford & Marzec as well as to broad portfolio strategies. Working with a team of credit specialists, he directs the development of investment grade credit industry allocations, credit selection, and security selection.
Terry began his career with Bradford & Marzec as a Junior Trader responsible for U.S. dollar fixed income portfolio analytics, performance measurement and settlements. Later, he worked for seven years as a corporate credit analyst, and at various points in time covered most credit industry sectors. Prior to joining Bradford & Marzec, he was associated with J.M.M. Operational Services and Bay Cities National Bank.
Terry, a CFA charterholder, belongs to the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research. Terry holds a M.B.A. in Finance from the Anderson Graduate School of Management at UCLA and a Bachelor’s degree in Business/Economics from the University of California, Santa Barbara. Also, Terry has passed the California Certified Public Accountant (C.P.A.) examination.

Jeffrey Brothers, CFA, has 25 years experience and is a Senior Portfolio Manager and member of Bradford & Marzec’s Investment Policy and Strategy Committee and Portfolio Management Team. In his role as Portfolio Manager, Jeff develops and performs research and implements investment strategies for the mortgage-backed, asset-backed, commercial mortgage, U.S. agency and treasury inflation-protected securities sectors of the market. During his tenure with Bradford & Marzec, he has also managed the domestic trading desk, analyzed structured products and developed quantitative tools.
Prior to Bradford & Marzec, Jeff worked for the consulting firm Wilshire Associates as a member of the institutional fixed income services group. At Wilshire, Jeff’s primary responsibilities included assisting fixed income clients with a variety of portfolio and security analysis including, performance attribution, benchmark risk comparisons, scenario analysis, and cash flow projections. He also consulted to clients with regard to portfolio immunization, indexing and risk management. In addition to his consulting duties, Jeff worked extensively to develop models and applications for the Wilshire Associates fixed income workstation. Jeff began his career working for Merrill Lynch Capital Markets on the West Coast, where he worked in the firm’s institutional fixed income sales department, specializing in marketing mortgage-backed, U.S. government and money market securities to institutional money managers.
Jeff holds an M.B.A. from the University of Southern California, with an emphasis in investments. Jeff received a B.A. in Economics from the University of California at Los Angeles. Jeff, a CFA charterholder, belongs to the Los Angeles Society of Financial Analysts.

N. Graham Allen, FCMA, manages the Bradford & Marzec’s international fixed income investments and is a member of the Investment Policy and Strategy Committee and Portfolio Management Team. Graham has 34 years of institutional investment experience, including 18 years with Bradford & Marzec from 1988 to 1998 and 2003 to present. His primary responsibilities include developing and directing the international portfolio strategy including currency hedging and trading for the opportunistic core-plus total return strategy. His analysis of international bond markets and economics contributes to Bradford & Marzec’s overall global-macro, top-down strategy for all portfolios. He is also responsible for duration and yield curve strategy.
Graham was the Chief Fixed Income Officer at Wells Capital Management from 1998- 2002. As Chief Fixed Income Officer for Wells Fargo’s institutional money management arm, he developed overall investment policies and strategies for $15 billion in long-term fixed income investment portfolios. Graham managed 25 professionals involved in long-term fixed income investing across a variety of styles and asset classes including core, core plus, municipals, high yield, international, short duration and corporate, totaling approximately $15 billion in value. Graham also oversaw fifteen publicly traded fixed income mutual funds, and directed the launch of two new funds.

Graham was educated in London, England at Harrow and Watford Colleges, and is a Fellow Chartered Management Accountant, a professional designation awarded by a major U.K. accounting body (CIMA).

Drew Sweeney is a member of Bradford & Marzec’s Portfolio Management Team. With 13 years of experience in bank loans and high yield bonds, Drew manages bank loan portfolios and co-manages the full-quality high yield strategy. He works with a team of credit specialists to develop strategies for the bank loan portfolios and contributes to the overall investment grade and high yield strategies.

Prior to his current position as Portfolio Manager, Drew was Portfolio Manager for Four Corners Capital Management (part of the Macquarie Group) in Los Angeles, where he managed both high yield bond and bank loan investments. Prior to Four Corners, Drew was responsible for bank loan and high yield investments for Columbia Management (Ameriprise Financial, Inc.).

Drew has an M.B.A. from the University of North Carolina Kenan-Flagler Business School and a Bachelor’s degree from Rutgers University.

Brown Advisory, LLC

Kenneth M. Stuzin, CFA, is a Partner at Brown Advisory and is responsible for managing our Large-Cap Growth portfolios as well as our Large-Cap Growth UCIT. In addition, he is the lead manager for the Brown Advisory Growth Equity Fund (BIAGX). Prior to joining Brown Advisory in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to this position, Mr. Stuzin was a quantitative Portfolio Strategist in New York, where he advised clients on capital markets issues and strategic asset allocation decisions. Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

C.S. McKee, LP

Greg Melvin joined C.S. McKee as Chief Investment Officer in 2000. He is the Chairman of the Investment Policy Committee and has overall responsibility for client portfolios and the investment process. Prior to joining C. S. McKee, Mr. Melvin was President and Chief Investment Officer of Dartmouth Capital Advisors, Inc., an institutional investment management firm he founded in 1995. Prior to 1995, he served as a Vice President, Senior Portfolio Manager and member of the Investment Policy Committee at Federated Investors from 1980 to 1995. A Chartered Financial Analyst, Mr. Melvin holds an M.B.A. degree in Finance from Harvard Business School and a Bachelor’s degree from Dartmouth College.

Bryan Johanson joined C.S. McKee in 1994 as a fixed income portfolio manager and has held that position since that time. His primary responsibility is security selection within the corporate sector. He also provides input to the sector-allocation, duration and yield-curve decisions. Prior to joining to C.S. McKee, Mr. Johanson was a manager of mortgage-backed and asset backed securities for the Indiana Corporate Federal Credit Union from 1992 until joining McKee. Prior to that Mr. Johanson worked as an analyst for National City Bank from 1988 to 1992. A Chartered Financial Analyst, Mr. Johanson holds an M.B.A. degree in Finance from Indiana University and a Bachelor’s degree in Accounting from Bowling Green University.

Brian Allen joined C.S. McKee in 1999 as a fixed income portfolio manager and has held that position since that time. He is primarily responsible for investment decisions related to the mortgage-backed and asset-backed sectors. He also provides input to the sector-allocation, duration and yield-curve decisions. Prior to joining C.S. McKee, Mr. Allen managed fixed income funds for institutional clients at Patterson Capital Corporation in Los Angeles from 1993 until 1998. Prior to that Mr. Allen worked as an equity and fixed income manager for C&S/Sovran Trust Company from 1987 to 1991. A Chartered Financial Analyst, Mr. Allen holds an M.B.A. degree in Finance from the Wharton School and a Bachelor’s degree in Business Administration from James Madison University.

Jack White joined C.S. McKee in 1997 as a fixed income analyst and was promoted to portfolio manager in 1999. His primary responsibility is to make investment decisions related to the government and structured securities sectors. He also provides input into the sector allocation, duration and yield-curve decisions. A Chartered Financial Analyst, Mr. White holds an M.B.A. degree in Finance and a Bachelor’s degree in Finance from Youngstown State University.

Andrew Faderewski joined C.S. McKee in 2007 as a portfolio accountant and was promoted to fixed income analyst in 2008. His primary responsibilities include monitoring portfolio analytics, managing client reporting and compliance, and performing various economic and sector research.  He received his B.S. in Finance and Investment Management from Duquesne University and expects to sit for the Chartered Financial Analyst Level III exam in June 2012.

EARNEST Partners, LLC

Paul E. Viera, the founder of EARNEST Partners, will be primarily responsible for the day-to-day management of the portion of the New Portfolio managed by EARNEST. Mr. Viera was a Vice President at Bankers Trust in both New York and London. He later joined INVESCO, where he became a Global Partner and senior member of its Investment Team. Mr. Viera is a member of the Council on Foreign Relations and the Atlanta Society of Financial Analysts and has over 25 years of investment experience. He is also a commentator for several news organizations, including, among others, CNBC and Bloomberg News. Mr. Viera has a BA in Economics from the University of Michigan and an MBA from Harvard Business School.

Epoch Investment Partners, Inc.

Janet Navon is a Managing Director, Director of Research, and is Portfolio Manager for Epoch’s U.S. Small Cap, U.S. SMID Cap, U.S. Choice and Global Small Cap strategies. Additionally, she leads the weekly U.S. research meetings. Prior to joining Epoch in 2007, Janet spent nine years as a Senior Analyst and Co-Portfolio Manager at Steinberg Asset Management. Prior to Steinberg, she was a founding principal of Atlantic Asset Management where she was responsible for product development, sector strategies, and corporate security analysis. Janet’s experience also includes investment management positions at Columbus Circle Investors and J.P. Morgan Investment Management where she coordinated quantitative portfolio strategies and new product development.  Janet holds a BS from Georgetown University School of Foreign Service and an MBA from Columbia University, Graduate School of Business.

Michael Welhoelter is Epoch’s Chief Risk Officer and heads Epoch’s Quantitative and Risk Management team. He is also a Co-Portfolio Manager on all of Epoch’s strategies. He is responsible for integrating risk management into the investment process.  Prior to joining Epoch in 2005, he was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management-Americas, where he was a Portfolio Manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Previously, he was a Portfolio Manager and Quantitative Research Analyst at Chancellor/LGT Asset Management. Mike holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts and holds the Chartered Financial Analyst designation.

David Pearl is Executive Vice President and Co-Chief Investment Officer of Epoch Investment Partners. He is a Portfolio Manager for Epoch’s U.S. investment strategies. Prior to co-founding Epoch in 2004 with Bill Priest, Tim Taussig and Phil Clark, David was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC where he was responsible for both institutional and private client assets. Previously, he held senior portfolio management positions at ING Furman Selz Asset Management and Citibank Global Asset Management where he managed mutual funds and institutional accounts. Prior to Citibank, David was an Officer and Senior Analyst of BEA Associates, predecessor to Credit Suisse Asset Management -Americas. David holds a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from The Stanford University Graduate School of Business.

Security Investors, LLC

Mark A. Mitchell, CFA, a Portfolio Manager of SGI, has managed large cap mandates at SGI since February 2004. Prior to joining SGI, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, US Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

Thompson, Siegel & Walmsley LLC

Brandon Harrell, CFA, has over 15 years experience with TS&W as a Portfolio Manager. Mr. Harrell is a graduate of Wake Forest University, BA, 1982 and George Mason University, MBA, 1990. He previously worked for the Central Intelligence Agency, Washington, DC as an Intelligence Officer; for Growth Stock Outlook, Inc., Bethesda as a Securities Analyst; and for Capitoline Investment Services, Richmond as a Portfolio Manager. Mr. Harrell is Series 7, 63 and 65 licensed with FINRA and holds the Chartered Financial Analyst designation.

Franklin Advisers, Inc.

Edward D. Perks, CFA, is a senior vice president and director of Core/Hybrid Portfolio Management. As director of Core/Hybrid Portfolio Management, Mr. Perks oversees investment strategies including income, balanced, equity-income, core equity, convertible securities and utilities. Mr. Perks joined Franklin Templeton Investments in 1992. His prior responsibilities have included equity research across a wide range of industries and lead portfolio manager of convertible securities.

Mr. Perks earned his B.A. degree in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

Charles B. Johnson is chairman and director of Franklin Resources, Inc., and chairman and director of various Franklin Templeton funds. He joined Franklin Distributors, Inc., as president and chief executive officer in 1957 and assumed those positions with Franklin Resources when it was organized in 1969. Mr. Johnson served as CEO until 2003.

Mr. Johnson is a member of the New York Society of Security Analysts. In 1992, he was elected chairman of the National Association of Security Dealers (NASD) and served on various committees and boards of the NASD (including NASDAQ) from 1988-2002. Previously, Mr. Johnson served on the Board of Governors of the Investment Company Institute from 1973-1988.
Mr. Johnson received a B.A. degree in economics and political science from Yale University. He served in the U.S. Army as a first lieutenant, Army Artillery.

Matt Quinlan has been a portfolio manager for Franklin Advisers since May 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

Alex Peters has been a Vice President and portfolio manager of Franklin Advisers since 2005. He joined Franklin Templeton Investments in 1992.

Franklin Mutual Advisers, LLC

Peter Langerman is a chairman, president and CEO of Franklin Mutual Advisers, LLC. Mr. Langerman initially joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers, LLC) in June 1986. He served as CEO of Franklin Mutual beginning in 1998 and as chairman of the fund boards beginning in 2001, before leaving in 2002 to serve as director of New Jersey's Division of Investment, overseeing employee pension funds. He rejoined Franklin Mutual in 2005. Prior to 1986, Mr. Langerman was employed by Weil, Gotshal & Manges, one of the country's foremost specialists in large corporate bankruptcies and reorganizations. Mr. Langerman began his professional career in 1977 serving on the audit staff of Arthur Young and Company, where he earned his CPA designation.

Mr. Langerman graduated magna cum laude from Yale University, earning his Bachelor of Arts degree in Russian Studies. He holds a master's degree in accounting from New York University Graduate School of Business and received his Juris Doctor degree from Stanford University Law School. Mr. Langerman is a member of the Board and Executive Committee of UJC Metrowest and heads its investment committee. During 2010 Mr. Langerman served as one of three trustees of the AIG Credit Facility Trust, which held the U.S. government's controlling interest in American International Group. In early 2011 the trust was terminated as part of the successful recapitaliztion of AIG.

F. David Segal, CFA, is a research analyst and portfolio manager for Franklin Mutual. He is an analyst specializing in the autos and auto parts, paper and forest products industries and special situations.

Prior to joining Franklin Mutual in 2002, Mr. Segal was an associate director in the structured finance group at MetLife. He began his career trading interest rate options at the Chicago Mercantile Exchange. He has 18 years of experience in the financial services industry.
Mr. Segal holds an M.B.A. from New York University's Stern School of Business and a B.A. from the University of Michigan, Ann Arbor. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

Debbie Turner, CFA, is an assistant portfolio manager for Franklin Mutual. Ms. Turner specializes in analyzing several consumer industries, including retail, gaming, lodging, leisure, restaurants, apparel, food, bottling companies and tobacco in North America and Europe.

Ms. Turner has more than 17 years of experience in the investment management industry. Prior to joining Franklin Mutual in 1993, she was an associate analyst for Fred Alger Management.

Ms. Turner earned a B.A. in economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

Templeton Global Advisors Limited

Norman Boersma, CFA, is president of Templeton Global Advisors Limited. He is lead portfolio manager and co-portfolio manager for several registered funds.

Mr. Boersma has over 20 years of experience in the investment industry. He joined the Templeton organization in 1991, and most recently served as director of research for the Templeton Global Equity Group, before assuming his current responsibilities.
Prior to joining Templeton, Mr. Boersma was an investment officer with the Ontario Hydro Pension Fund, where he was the portfolio manager responsible for the fund's small capitalization Canadian equity investments.
Mr. Boersma holds a B.A. in economics and political science from York University and an M.B.A. from the University of Toronto. He is a Chartered Financial Analyst (CFA) Charterholder and past treasurer and director of the Toronto Society of Financial Analysts.

Lisa F. Myers, J.D., CFA, joined the Templeton organization in 1996. Ms. Myers is a lead equity portfolio manager and co-portfolio manager on several registered funds. Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries.

Prior to joining Templeton, Ms. Myers practiced law with Wilkie, Farr & Gallagher in New York City, where she specialized in corporate/real estate law and was involved in initial public offerings, acquisitions, and loan initiation and restructuring, among other securities-related transactions.
Ms. Myers earned her B.A. from the University of Pennsylvania, where she is currently on the Executive Board of The Penn Fund. She was awarded her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

Matthew R. Nagle, CFA, Vice President, manages institutional and retail portfolios. He also has global research responsibilities for the cable and satellite sector and electronic manufacturing services companies and provides country research coverage of Denmark, Finland, Norway and Sweden.

Prior to joining Templeton in 2003, Mr. Nagle worked as an associate sell-side analyst for Sanford C. Bernstein & Co. in New York City. In this position, he covered data networking and telecom equipment companies. His responsibilities also included valuations, cash flow, and sector analysis. Previously, Mr. Nagle was a research associate with ABN AMRO, where his responsibilities included coverage of satellite and telecom equipment companies. Prior to ABN AMRO, Mr. Nagle was an auditor for financial services companies at Coopers & Lybrand.
Mr. Nagle earned a B.B.A. in accounting from Siena College and an M.B.A. in finance from New York University. Mr. Nagle is a Chartered Financial Analyst (CFA) Charterholder and a Certified Public Accountant (CPA).

James Harper, CFA, vice president and portfolio manager, joined the Templeton organization in 2007. Mr. Harper has research responsibility for the Americas' fixed line and wireless telecoms stocks, global IT Hardware and Peripherals and global small cap technology, as well as for Asian Utilities. He also has country coverage of France and Russia.

Prior to joining Templeton, Mr. Harper was a partner at sell-side research brokerage, Redburn Partners LLP, where he covered the European telecoms sector. Previously he was a research analyst at Citigroup and before that Credit Suisse First Boston. Mr. Harper started his career in 1992 as a buy-side analyst and portfolio manager at Dresdner RCM in London.
Mr. Harper holds an M.A. in management studies from Cambridge University, United Kingdom. Mr. Harper is a Chartered Financial Analyst (CFA) Charterholder.

Fees and Expenses

Investment Management Fees. The contractual investment management fee for each Portfolio is set forth below.

AST New Discovery Asset Allocation Portfolio	0.85% of New Discovery Portfolio’s average daily net assets up to $4 billion; and 0.83% of New Discovery Portfolio’s average daily net assets over $4 billion
AST Franklin Templeton Founding Funds Allocation Portfolio	0.95% of AST Franklin Templeton Portfolio ’s average daily net assets

The investment management fees for each Portfolio are accrued daily for the purposes of determining the sale and redemption price of Portfolio shares. More information about investment management fees for each Portfolio is set forth under the caption "Investment Advisory and Other Services" in the SAI.

The Investment Managers pay the relevant subadviser a portion of such investment management fee for the performance of the subadvisory services at no additional cost to the relevant Portfolio. More information about the subadvisory fees payable by the Investment Managers to the relevant subadvisers is set forth under the caption "Investment Advisory and Other Services" in the SAI.

Other Expenses.  As used in connection with each Portfolio, "Other Expenses" includes expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested Trustees, and certain other miscellaneous items. Each Portfolio also will pay participating insurance companies an administrative services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based breakpoints. Such administrative fees will compensate participating insurance companies for providing certain services to the beneficial shareholders of each Portfolio in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

Contractual Expense Cap for New Discovery Portfolio. The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2013. This expense limitation may not be terminated or modified prior to May 1, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2013 will be subject to review by the Investment Managers and the Board.

HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS

Purchasing Shares of the Portfolios
The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this Prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.
Portfolio shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge in connection with the redemption of Portfolio shares. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Commission.

The Trust may pay the redemption price to shareholders of record (generally, the insurance company separate accounts holding Trust shares) in whole or in part by a distribution in-kind of securities from the relevant investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Trust's Board of Trustees. Securities will be readily marketable and will be valued in the same manner as in a regular redemption.
If shares are redeemed in kind, the recipient will incur transaction costs in converting such assets into cash. These procedures govern the redemption by the shareholder of record, generally an insurance company separate account. The procedures do not affect payments by an insurance company to a contract owner under a variable contract.

Frequent Purchases or Redemptions of Portfolio Shares

The Trust is part of the group of investment companies advised by PI that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the "PI funds"). Frequent purchases and redemptions may adversely affect the investment performance and interests of long-term investors in the Portfolio. When an investor engages in frequent or short-term trading, the PI funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This may cause the PI funds to sell Portfolio securities at inopportune times, hurting their investment performance. When large dollar amounts are involved, frequent trading can also make it difficult for the PI funds to use long-term investment strategies because they cannot predict how much cash they will have to invest. In addition, if a PI fund is forced to liquidate investments due to short-term trading activity, it may incur increased transaction and tax costs.
Similarly, the PI funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PI fund shares held by other investors. PI funds that invest in foreign securities may be particularly susceptible to frequent trading, because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. PI funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute effective vehicles for an investor's frequent trading strategies.
The Boards of Directors/Trustees of the PI funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because the Trust does not directly sell its shares directly to the public. Instead, Portfolio shares are sold only to insurance company separate accounts that fund variable annuity contracts and variable life insurance policies (together, the "contracts"). Therefore, the insurance companies purchasing Portfolio shares (the "participating insurance companies"), not the Trust, maintain the individual contract owner account records. Each participating insurance company submits to the Trust's transfer agent daily aggregate orders combining the transactions of many contract owners. Therefore, the Trust and its transfer agent do not monitor trading by individual contract owners.
Under the Trust's policies and procedures, the Trust has notified each participating insurance company that the Trust expects the insurance company to impose restrictions on transfers by contract owners. The current participating insurance companies are Prudential and two insurance companies not affiliated with Prudential. The Trust may add additional participating insurance companies in the future. The Trust receives reports on the trading restrictions imposed by Prudential on variable contract owners investing in the Portfolio, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. In addition, the Trust has entered shareholder information agreements with participating insurance companies as required by Rule 22c-2 under the 1940 Act. Under these agreements, the participating insurance companies have agreed to: (i) provide certain information regarding contract owners who engage in transactions involving Portfolio shares and (ii) execute any instructions from the Trust to restrict or prohibit further purchases or exchanges of Portfolio shares by contract owners who have been identified by the Trust as having engaged in transactions in Portfolio shares that violate the Trust's frequent trading policies and procedures. The Trust and its transfer agent also reserve the right to reject all or a portion of a purchase order from a participating insurance company. If a purchase order is rejected, the purchase amount will be returned to the insurance company.
The Trust also employs fair value pricing procedures to deter frequent trading. Those procedures are described in more detail under "Net Asset Value," below.
Certain Portfolios of the Trust invest their assets primarily or exclusively in other Portfolios of the Trust that, in turn, invest in stocks, bonds, and other financial instruments. The Portfolios of the Trust that invest in other Portfolios of the Trust are often referred to as “Funds of Funds.” The Portfolios of the Trust in which the Funds of Funds invest are referred to as “Underlying Trust Portfolios.” The policies that have been implemented by the participating insurance companies to discourage frequent trading apply to transactions in Funds of Funds shares. Transactions by the Funds of Funds in Underlying Trust Portfolio shares, however, are not subject to any limitations and are not considered frequent or short-term trading. For example, the Funds of Funds may engage in significant transactions in Underlying Trust Portfolio shares in order to: (i) change their investment focus, (ii) rebalance their investments to match the then-current asset allocation mix, (iii) respond to significant purchases or redemptions of Fund of Funds shares, or (iv) respond to changes required by the underlying contracts. These transactions by the Funds of Funds in Underlying Trust Portfolio shares may be disruptive to the management of an Underlying Trust Portfolio because such transactions may: (i) cause the Underlying Trust Portfolio to sell portfolio securities at inopportune times to have the cash necessary to pay redemption requests, hurting their investment performance, (ii) make it difficult for the Subadvisers for the Underlying Trust Portfolios to fully implement their investment strategies, and (iii) lead to increased transaction and tax costs.
The Bond Portfolios and certain other Portfolios may be used in connection with certain living benefit programs under variable annuity contracts, including, without limitation, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the participating insurance companies to manage the guarantees offered in connection with these living benefit programs, the insurance companies generally: (i) limit the number and types of variable sub-accounts in which contract holders may allocate their account values (referred to in this Prospectus as the Permitted Sub-Accounts) and (ii) require contract holders to participate in certain specialized asset transfer programs. Under these asset transfer programs, the participating insurance companies will monitor each contract owner's account value from time to time and, if necessary, will systematically transfer amounts among the Permitted Sub-Accounts as dictated by certain non-discretionary mathematical formulas. These mathematical formulas will generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made, as applicable.
As an example of how these asset transfer programs will operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a contract holder's account value within the Permitted Sub-Accounts) and certain market return scenarios involving "flat" returns over a period of time may cause participating insurance companies to transfer some or all of such contract owner's account value to a Target Maturity Portfolio or the AST Investment Grade Bond Portfolio. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are offset by assets in investments like the Target Maturity Portfolios or the AST Investment Grade Bond Portfolio.
The above-referenced asset transfer programs are an important part of the guarantees offered in connection with the applicable living benefit programs. Such asset transfers may, however, result in large-scale asset flows into and out of the relevant Portfolios. Such asset transfers could adversely affect a Portfolio's investment performance by requiring the relevant investment adviser or Subadviser to purchase and sell securities at inopportune times and by otherwise limiting the ability of the relevant investment adviser or Subadviser to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These asset transfers may also result in relatively small asset bases and relatively high transaction costs and operating expense ratios for a Portfolio compared to other similar funds.
Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the participating insurance companies to prevent such trading, there is no guarantee that the Trust or the participating insurance companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.
For information about the trading limitations applicable to you, please see the prospectus for your contract or contact your insurance company.

Net Asset Value

Any purchase or sale of Trust Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Trust Portfolio is determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time). The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust Portfolio shares on days when the NYSE is closed but the primary markets for a Trust Portfolio's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price Trust Portfolio shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.

The securities held by each of the Trust Portfolio are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board. The Trust may use fair value pricing for a Trust Portfolio if it determines that a market quotation is not reliable based, among other things, on market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside of the U.S., because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Trust Portfolio determines its NAV.
The Trust may also use fair value pricing with respect to a Trust Portfolio's U.S. traded securities if, for example, trading in a particular security is halted and does not resume before a Trust Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Managers (or the relevant subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of the Portfolio security that the Portfolio uses to determine its NAV may differ from the security's published or quoted price. If a Trust Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Trust Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Trust Portfolio's NAV, we will value the Trust Portfolio's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Trust Portfolio as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for a Trust Portfolio's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. No assurance can be given, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Trust Portfolio's NAV by short-term traders.
The NAV for each of the Trust Portfolio other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Trust Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $1 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)
To determine a Trust Portfolio's NAV, its holdings are valued as follows:

Equity Securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker. A Trust Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust Portfolio does not price its shares. Therefore, the value of a Trust Portfolio's assets may change on days when shareholders cannot purchase or redeem Trust Portfolio shares.
All short-term debt securities held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Board has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.
For each Trust Portfolio other than the Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of PI or a subadviser, does not represent fair value.

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PI or a subadviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities —those that are not valued on an amortized cost basis—are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Distributor
The Trust currently sells its shares only to insurance company separate accounts to fund variable annuity and variable life insurance contracts.

OTHER INFORMATION

Federal Income Taxes
The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits will be "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).
Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

Monitoring for Possible Conflicts
The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Trust will monitor the situation and in the event that a material conflict did develop, the Trust would determine what action, if any, to take in response.

Disclosure of Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is described in the SAI and is available at www.prudentialannuities.com. The Trust will provide a full list of the securities held by the Portfolio at www.prudentialannuities.com, in accordance with those policies and procedures. The Trust will also file a list of securities held by the Portfolio with the Commission as of the end of each quarter. The Trust's quarterly portfolio holdings filings are available on the Commission's website at http://www.sec.gov.

Legal Proceedings

Commencing in 2003, Prudential Financial, Inc. and its subsidiaries (collectively, the "Company") received formal requests for information from the SEC and the New York Attorney General's Office (NYAG) relating to market timing in variable annuities by certain American Skandia entities. In connection with these investigations, with the approval of Skandia, an offer was made by American Skandia to the SEC and NYAG, to settle these matters by paying restitution and a civil penalty. In April 2009, AST Investment Services, Inc., formerly named American Skandia Investment Services, Inc. (ASISI), reached a resolution of these previously disclosed investigations by the SEC and the NYAG into market timing related misconduct involving certain variable annuities. The settlements relate to conduct that generally occurred between January 1998 and September 2003. The Company acquired ASISI from Skandia Insurance Company Ltd (publ) (Skandia) in May 2003. Subsequent to the acquisition, the Company implemented controls, procedures and measures designed to protect customers from the types of activities involved in these investigations. These settlements resolve the investigations by the above named authorities into these matters, subject to the settlement terms. Under the terms of the settlements, ASISI has paid a total of $34 million in disgorgement and an additional $34 million as a civil money penalty into a Fair Fund administered by the SEC to compensate those harmed by the market timing related activities. Pursuant to the settlements, ASISI has retained, at its ongoing cost and expense, the services of an Independent Distribution consultant acceptable to the Staff of the SEC to develop a proposed plan for the distribution of Fair Fund amounts according to a methodology developed in consultation with and acceptable to the Staff. As part of these settlements, ASISI hired an independent third party which conducted a compliance review and issued a report of its findings and recommendations to ASISI's Board of Directors, the Audit Committee of the Trust's Board of Trustees and the Staff of the SEC. In addition, ASISI has agreed, among other things, to continue to cooperate with the SEC and NYAG in any litigation, ongoing investigations or other proceedings relating to or arising from their investigations into these matters. Under the terms of the Acquisition Agreement pursuant to which the Company acquired ASISI from Skandia, the Company was indemnified for the settlements.

Payments to Affiliates

PI and AST and its affiliates, including a subadviser or the distributor of the Portfolios may compensate affiliates of PI and AST, including the insurance companies issuing variable annuity or variable life contracts by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the variable annuity and/or variable life contracts which offer the Portfolios as investment options. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contracts, available options, and the Portfolios.
The amounts paid depend on the nature of the meetings, the number of meetings attended by PI or AST, the subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of PI's, AST's, subadviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributor and the amounts of such payments may vary between and among each adviser, subadviser and distributor depending on their respective participation.
With respect to variable annuity contracts, the amounts paid under these arrangements to Prudential-affiliated insurers are set forth in the prospectuses for the variable annuity contracts which offer the Portfolios as investment options.

FINANCIAL HIGHLIGHTS

Because the New Discovery Portfolio had not commenced operations as of the date of this Prospectus, no financial highlights data is provided.

Because the AST Franklin Templeton Portfolio had not commenced operations as of the date of this Prospectus, no financial highlights data is provided.

APPENDIX I: DESCRIPTION OF CERTAIN DEBT SECURITIES RATINGS

STANDARD & POOR'S RATINGS SERVICES (S&P)

Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories

Commercial Paper Ratings

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings
An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

•	Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on Portfolios employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

FITCH, INC.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

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INVESTOR INFORMATION SERVICES:

Shareholder inquiries should be made by calling (800) 778-2255 or by writing to Advanced Series Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. Additional information about the Portfolios is included in the SAI, which is incorporated by reference into this Prospectus. Additional information about each Portfolio’s investments is available in the Trust's annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The SAI and additional copies of annual and semi-annual reports are available without charge by calling the above number. The SAI and the annual and semi-annual reports are also available without charge on the Trust's website at www.annuities.prudential.com/view/page/investor/294.

Delivery of Prospectus and Other Documents to Households. To lower costs and eliminate duplicate documents sent to your address, the Trust, in accordance with applicable laws and regulations, may begin mailing only one copy of the Trust's prospectus, prospectus supplements, annual and semi-annual reports, proxy statements and information statements, or any other required documents to your address even if more than one shareholder lives there. If you have previously consented to have any of these documents delivered to multiple investors at a shared address, as required by law, and you wish to revoke this consent or would otherwise prefer to continue to receive your own copy, you should call the number above, or write to the Trust at the above address. The Trust will begin sending individual copies to you within thirty days of revocation.
The information in the Trust's filings with the SEC (including the SAI) is available from the Commission. Copies of this information may be obtained, upon payment of duplicating fees, by electronic request to publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. The information can also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Finally, information about the Trust is available on the EDGAR database on the Commission's internet site at www.sec.gov.

Investment Company File Act No. 811-05186

[ASTFUNDPROS_____]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 10, 2012

ADVANCED SERIES TRUST

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

Advanced Series Trust (the Trust) is an investment company that has 67 separate investment portfolios (each, a Trust Portfolio and collectively, the Trust Portfolios) as of the date hereof. This Statement of Additional Information (this SAI) discusses the following Trust Portfolio (each, a Portfolio, and together, the Portfolio):

AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio)
AST Franklin Templeton Founding Funds Allocation Portfolio (the AST Franklin Templeton Portfolio)

This SAI is not a prospectus and should be read in conjunction with the Prospectus of the Trust, dated as of [April 27, 2012] (the Prospectus) and can be obtained, without charge, by calling (800) 778-2255 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. This SAI has been incorporated by reference into the Prospectus.

The Trust's audited financial statements are incorporated into this SAI by reference to the Trust's [2011] Annual Report (File No. 811-5186). You may request a copy of the Annual Report at no charge by calling the telephone number or writing to the address indicated above.

TABLE OF CONTENTS

PART I     9

INTRODUCTION     9
INVESTMENT RESTRICTIONS     10
FUND PORTFOLIOS, INVESTMENT POLICIES AND STRATEGIES     11
INFORMATION ABOUT TRUSTEES AND OFFICERS     13
MANAGEMENT AND ADVISORY ARRANGEMENTS     20
PORTFOLIO MANAGERS: OTHER ACCOUNTS     25
PORTFOLIO MANAGERS: COMPENSATION AND CONFLICTS POLICIES     26

OTHER SERVICE PROVIDERS     26
PORTFOLIO TRANSACTIONS AND BROKERAGE     34
ADDITIONAL INFORMATION     36

PRINCIPAL SHAREHOLDERS     39
FINANCIAL STATEMENTS     39

PART II     40

INVESTMENT RISKS AND CONSIDERATIONS     40
NET ASSET VALUES     59
TAXATION     61
DISCLOSURE OF PORTFOLIO HOLDINGS     61
PROXY VOTING     64
CODES OF ETHICS     64
APPENDIX I: DESCRIPTION OF CERTAIN DEBT SECURITIES RATINGS     I-1
APPENDIX II: DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES     II-1

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PART I

INTRODUCTION

This SAI sets forth information about the Trust. Part I provides additional information about the Board of Trustees of the Trust (the Board), certain investments restrictions that apply to the Trust Portfolios, the advisory services provided to and the management fees paid by the Trust, and information about other fees paid by and services provided to the Trust. Part II provides additional information about certain investments and investment strategies that may be used by the Trust Portfolios and explanations of various investments and strategies which may be used by the Trust Portfolios and explanations of these investments and strategies, and should be read in conjunction with Part I.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:

Glossary
Term	Definition
ADR	American Depositary Receipt
ADS	American Depositary Share
ASTI	AST Investment Services, Inc.
Board	Board Trustees of the Trust
Board Member	A trustee or director of the Board of Trustees of the Trust
Code	Internal Revenue Code of 1986, as amended
EDR	European Depositary Receipt
ETF	Exchange-Traded Fund
Fannie Mae	Federal National Mortgage Association
Fitch	Fitch, Inc.
Freddie Mac	The Federal Home Loan Mortgage Corporation
Global Depositary Receipt	GDR
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
LIBOR	London Interbank Offered Rate
Manager	Prudential Investments LLC and AST Investment Services, Inc.
Moody’s	Moody’s Investor Services, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations System
NAV	Net Asset Value
NYSE	New York Stock Exchange
OTC	Over the Counter
PI	Prudential Investments LLC
PMFS	Prudential Mutual Fund Services LLC
REIT	Real Estate Investment Trust
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation
SEC	U.S. Securities & Exchange Commission
World Bank	International Bank for Reconstruction and Development

INVESTMENT RESTRICTIONS

Set forth below are certain restrictions applicable to each Portfolio. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-Fundamental restrictions may be changed by the Board without shareholder approval.

Under their fundamental investment restrictions, each of the AST New Discovery Asset Allocation Portfolio and the AST Franklin Templeton Founding Funds Allocation Portfolio will not:

1. Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act and rules thereunder, exemptive order, SEC release, no-action letter or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, and obligations of either Portfolio to Trustees pursuant to any deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

2. Underwrite securities issued by other persons, except to the extent that a Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

3. Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit either Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

4. Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit either Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with its investment policies, or (ii) investing in securities of any kind.

5. Make loans, except that each Portfolio may (i) lend portfolio securities in accordance with its investment policies in amounts up to 33 1/3 % of its total assets taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption there from that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

6. Purchase any security if, as a result, more than 25% of the value of a Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.

7. With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of a Portfolio’s total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by that Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in average duration of its investment portfolio, resulting from changes in the value of its total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restriction (5), the restriction on making loans is not considered to limit either Portfolio’s investments in loan participations and assignments.

With respect to investment restriction (6), neither Portfolio will consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of the Portfolio’s assets invested in the securities of issuers in a particular industry.

With respect to investment restrictions (1) and (5), neither Portfolio will borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

TRUST PORTFOLIOS, INVESTMENT POLICIES AND STRATEGIES

The Trust is an open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through the Trust Portfolios, each of which is, for investment purposes, in effect a separate fund. The Trust Portfolios that are currently offered are set forth below:

•	AST Academic Strategies Asset Allocation Portfolio

•	AST Advanced Strategies Portfolio

•	AST Balanced Asset Allocation Portfolio

•	AST BlackRock Global Strategies Portfolio

•	AST BlackRock Value Portfolio

•	AST Bond Portfolio 2015

•	AST Bond Portfolio 2016

•	AST Bond Portfolio 2017

•	AST Bond Portfolio 2018

•	AST Bond Portfolio 2019

•	AST Bond Portfolio 2020

•	AST Bond Portfolio 2021

•	AST Bond Portfolio 2022

•	AST Bond Portfolio 2023

•	AST Capital Growth Asset Allocation Portfolio

•	AST CLS Moderate Asset Allocation Portfolio

•	AST Cohen & Steers Realty Portfolio

•	AST Federated Aggressive Growth Portfolio

•	AST FI Pyramis® Asset Allocation Portfolio

•	AST First Trust Balanced Target Portfolio

•	AST First Trust Capital Appreciation Target Portfolio

•	AST Franklin Templeton Founding Funds Allocation Portfolio (effective April 27, 2012)

•	AST Global Real Estate Portfolio

•	AST Goldman Sachs Concentrated Growth Portfolio

•	AST Goldman Sachs Large-Cap Value Portfolio

•	AST Goldman Sachs Mid-Cap Growth Portfolio

•	AST Goldman Sachs Small-Cap Value Portfolio

•	AST High Yield Portfolio

•	AST Horizon Growth Asset Allocation Portfolio

•	AST Horizon Moderate Asset Allocation Portfolio

•	AST International Growth Portfolio

•	AST International Value Portfolio

•	AST Investment Grade Bond Portfolio

•	AST Jennison Large-Cap Growth Portfolio

•	AST Jennison Large-Cap Value Portfolio

•	AST JPMorgan International Equity Portfolio

•	AST JPMorgan Strategic Opportunities Portfolio

•	AST Large-Cap Value Portfolio

•	AST Lord Abbett Core Fixed-Income Portfolio

•	AST Marsico Capital Growth Portfolio

•	AST MFS Global Equity Portfolio

•	AST MFS Growth Portfolio

•	AST Mid-Cap Value Portfolio

•	AST Money Market Portfolio

•	AST Neuberger Berman Core Bond Portfolio

•	AST Neuberger Berman Mid-Cap Growth Portfolio

•	AST Neuberger Berman / LSV Mid-Cap Value Portfolio

•	AST New Discovery Asset Allocation Portfolio (effective April 27, 2012)

•	AST Parametric Emerging Markets Equity Portfolio

•	AST PIMCO Limited Maturity Bond Portfolio

•	AST PIMCO Total Return Bond Portfolio

•	AST Preservation Asset Allocation Portfolio

•	AST Prudential Core Bond Portfolio

•	AST QMA US Equity Alpha Portfolio

•	AST Quantitative Modeling Portfolio

•	AST Schroders Global Tactical Portfolio (formerly, AST CLS Growth Asset Allocation Portfolio)

•	AST Schroders Multi-Asset World Strategies Portfolio

•	AST Small-Cap Growth Portfolio

•	AST Small-Cap Value Portfolio

•	AST T. Rowe Price Asset Allocation Portfolio

•	AST T. Rowe Price Equity Income Portfolio (formerly, AST AllianceBernstein Core Value Portfolio)

•	AST T. Rowe Price Global Bond Portfolio

•	AST T. Rowe Price Large-Cap Growth Portfolio

•	AST T. Rowe Price Natural Resources Portfolio

•	AST Wellington Management Hedged Equity Portfolio

•	AST Western Asset Core Plus Bond Portfolio

The Trust offers one class of shares in each Trust Portfolio. Shares of each Trust Portfolio are sold only to separate accounts of Prudential Annuities Life Assurance Corporation, The Prudential Insurance Company of America, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Retirement Insurance and Annuity Company, Pramerica of Bermuda Life Assurance Company, Ltd. (collectively, Prudential), and Kemper Investors Life Insurance Company as investment options under variable life insurance and variable annuity contracts (together, the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company).

Not every Trust Portfolio is available under each Contract. The prospectus for each Contract lists the Trust Portfolios currently available under that particular Contract.

In order to sell shares to both Prudential and non-Prudential insurance companies, the Trust has obtained an exemptive order (the Order) from the United States SEC. The Trust and the Trust Portfolios are managed in compliance with the terms and conditions of that Order.

The Trust Portfolios are managed by Prudential Investments and AST Investment Services, Inc. (collectively referred to as PI, or the Manager) as discussed in the Prospectus. Each of the Trust Portfolios has a different investment objective. For this reason, each Trust Portfolio will have different investment results and be subject to different financial and market risks. As discussed in the Prospectus, several of the Trust Portfolios may invest in money market instruments and comparable securities as part of assuming a temporary defensive position. The investment objectives of each Trust Portfolio are discussed in the Prospectus.
Each of the Funds of Funds, as identified in the Prospectus, may engage in all of the investments and investment strategies discussed in Part II of this SAI, either by each such Portfolio's investments in an underlying fund or by investing the Trust Portfolio's assets in the investments or strategies.

INFORMATION ABOUT TRUSTEES AND OFFICERS

Information about the Trustees and the Officers of the Trust is set forth below. Trustees, who are not deemed to be "interested persons" of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." The Trustees are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Trustees (1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Susan Davenport Austin (44) No. of Portfolios Overseen: 84

Senior Vice President and Chief Financial Officer (Since 2007) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; President of Sheridan Gospel Network (Since 2004); Vice President, Goldman, Sachs & Co. (2000-2001); Associate Director, Bear, Stearns & Co. Inc. (1997-2000); Vice President, Salomon Brothers Inc. (1993-1997); President of the Board, The MacDowell Colony (Since 2010); Member of the Board of Directors, Broadcast Music, Inc. (Since 2007); Member of the Board of Directors of the National Association of Broadcasters Education Foundation (Since 2010); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).

None
Saul K. Fenster, Ph.D. (78) No. of Portfolios Overseen: 84

President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; formerly Director (1998-2005) of Society of Manufacturing Engineering Education Foundation; formerly Director of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.

Formerly Director (2000-2006) of IDT Corporation.
Delayne Dedrick Gold (73) No. of Portfolios Overseen: 84	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.	None
W. Scott McDonald, Jr., Ph.D. (74) No. of Portfolios Overseen: 84

Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); formerly principal (1995-1997), Scott McDonald Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.

None
Thomas T. Mooney (70) No. of Portfolios Overseen: 84

Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007) formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004) formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).

None
Thomas M. O'Brien (61) No. of Portfolios Overseen: 84

President and COO (since November 2006) and CEO (since April 2007) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.

Director (since April 2008) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (since November 2006) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.

F. Don Schwartz (76) No. of Portfolios Overseen: 84

Independent Management/Marketing Consultant (since 2002); formerly CEO and President of AceCo, Inc. (1985-2001) (consulting firm specializing in universal/variable life and variable annuity products); formerly Vice President of The Equitable Life Assurance Society; formerly Guest Insurance Professor at the American College, Louisiana State University, Alabama State University and the Insurance Marketing Institute; Advisor to several state insurance commissioners; a Chartered Life Underwriter, Chartered Financial Consultant and Fellow of the Life Insurance Management Institute.

None.

Interested Trustees (1)
Stephen Pelletier (58) No. of Portfolios Overseen: 84	President of Prudential Annuities (since September 2008); Chairman and CEO, International Investments, Prudential Financial (since January 1998).	None
Robert F. Gunia (65) No. of Portfolios Overseen: 84

Independent Consultant (since October 2009); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of Prudential Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.

Director (since May 1989) of The Asia Pacific Fund, Inc.
Timothy S. Cronin (46) Number of Portfolios Overseen: 84

Chief Investment Officer and Strategist of Prudential Annuities (since January 2004); Director of Investment & Research Strategy (since February 1998); President of AST Investment Services, Inc. (since June 2005).

None.

(1) The year that each Trustee joined the Trust's Board is as follows: Susan Davenport Austin, 2011; Timothy S. Cronin, 2009; Saul K. Fenster, 2003; Delayne Dedrick Gold, 2003; Robert F. Gunia, 2003; W. Scott McDonald, Jr., 2003; Thomas T. Mooney, 2003; Thomas M. O'Brien, 1992; Stephen Pelletier, 2008; F. Don Schwartz, 1992.

Trust Officers (a)(1)
Name, Address and Age Position with the Trust	Principal Occupation(s) During the Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial's Internal Audit Department and Manager in AXA's Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009 ).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
Alan Fu (55) Assistant Treasurer	Vice President and Corporate Counsel - Tax, Prudential Financial, Inc. (since October 2003).

(a) Excludes Mr. Pelletier and Mr. Cronin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of the Trust is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 2003; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Alan Fu, 2006; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

Trustees are deemed to be "Interested", as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC. Stephen Pelletier and Timothy Cronin are Interested Trustees because they are employed by an affiliate of the Manager of the Trust. Robert F. Gunia will be considered an Interested Trustee for at least two years after his retirement from employment by the Manager and its affiliates (which was on or about October 21, 2009). He will also be an Interested Trustee as long as he holds a beneficial interest in securities issued by the Manager or its affiliates.

Unless otherwise noted, the address of all Trustees and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.
There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78, provided that the Board may extend the retirement age on a year-by-year basis for a Trustee.
"Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.
"No. of Portfolios Overseen" includes all investment companies managed by the Manager that are overseen by the Trustee. The investment companies for which PI and/or ASTI serves as Manager include The Prudential Variable Contract Accounts, The Prudential Series Fund, Advanced Series Trust and Prudential's Gibraltar Fund, Inc.

Compensation of Trustees and Officers. Pursuant to the Management Agreements with the Trust (collectively, the Management Agreement), the Manager pays all compensation of Trustees, officers and employees of the Trust, other than the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser (Non-Management Trustees). Non-Management Trustees include the Independent Trustees and Trustees that are no longer employees of the Manager. The Trust pays each of its Non-Management Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on Board Committees may receive additional compensation.

Non-Management Trustees may defer receipt of their fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues deferred Trustees' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of one or more funds managed by Prudential Investments LLC chosen by the Trustee. Payment of the interest so accrued is also deferred and becomes payable at the option of the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust. The Trust does not have a retirement or pension plan for its Trustees.
The following table sets forth the aggregate compensation paid by the Trust for the Trust's most recently completed fiscal year to the Non-Management Trustees for service on the Trust's Board, and the Board of any other investment company in the Trust Complex for the most recently completed calendar year. Trustees and officers who are "interested persons" of the Trust (as defined in the 1940 Act) do not receive compensation from the Trust Complex and therefore are not shown in the following table.

[Required Information to be Included in Table Below in Subsequent Rule 485(b) Amendment Filing]

Compensation Received by Trustees
Name	Aggregate Fiscal Year Compensation from Trust (1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Trust Complex for Most Recent Calendar Year
Susan Davenport Austin (2)		None	None
Saul K. Fenster		None	None
Delayne Dedrick Gold		None	None
Robert F. Gunia		None	None
W. Scott McDonald, Jr.**		None	None
Thomas T. Mooney**		None	None
Thomas M. O'Brien**		None	None
F. Don Schwartz**		None	None
Timothy Cronin	None	None	None	None
Stephen Pelletier	None	None	None	None

Explanatory Notes to Compensation Table

(1) Compensation relates to portfolios that were in existence during 2011.

(2) Ms. Austin joined the Board during March 2011.
* Number of funds and portfolios represent those in existence as of December 31, 2011 and excludes funds that have merged or liquidated during the year.

** Under the Trust’s deferred fee arrangement, certain Board Members have elected to defer all or part of their total compensation. The total amount of deferred compensation accrued during the calendar year ended December 31, 2011, including investment results during the year on cumulative deferred fees, amounted to $____, $____, and $___ for Messrs. McDonald, Mooney, O'Brien and Schwartz, respectively. [Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]

Board Committees. The Board has established four standing committees in connection with governance of the Trust—Audit, Compliance, Governance, and Investment Review and Risk. Information on the membership of each standing committee and its functions is set forth below.

Audit Committee. The Audit Committee of the Board consists of Mr. O'Brien (chair), Ms. Gold and Mr. Mooney. The Board has determined that each member of the Audit Committee is not an "interested person" as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust's independent registered public accounting firm, accounting policies and procedures, and other areas relating to the Trust's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Trust. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Trust, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Trust. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The Audit Committee Charter is available at http://www.annuities.prudential.com/view/page/investor/294. The number of Audit Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below.

Compliance Committee. The Compliance Committee of the Board consists of Mr. McDonald (chair), Ms. Gold, Mr. O'Brien, Mr. Gunia and Mr. Mooney (ex-officio). The Compliance Committee serves as a liaison between the Board and the Trust’s Chief Compliance Officer (CCO). The Compliance Committee is responsible for considering, in consultation with the Board's Chair and outside counsel, any material compliance matters that are identified and reported by the CCO to the Compliance Committee between Board meetings. The Compliance Committee is also responsible for considering, when requested by the CCO, the CCO's recommendations regarding the materiality of compliance matters to be reported to the Board. The Compliance Committee reviews compliance matters that it determines warrant review between Board meetings. Further, when the CCO wishes to engage an independent third party to perform compliance-related work at the Trust’s expense, the Compliance Committee will evaluate with the CCO which third party to recommend to the Board as well as the appropriate scope of the work. The number of Compliance Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below. The Compliance Committee Charter is available on the Trust's website at http://www.annuities.prudential.com/view/page/investor/294.

Governance Committee. The Governance Committee of the Board is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director compensation and expenses, director education, and governance practices. The members of the Governance Committee are Mr. Fenster (Chair), Mr. McDonald, Mr. Schwartz and Mr. Mooney (ex-officio). The Board has determined that each member of the Governance Committee is not an "interested person" as defined in the 1940 Act. The number of Governance Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below. The Governance Committee Charter is available on the Trust's website at http://www.annuities.prudential.com/view/page/investor/294.

Investment Review and Risk Committee (IRRC). The IRRC consists of all members of the Board and is chaired by Mr. Mooney, the Chairman of the Board. The Board created the IRRC to help the Board in reviewing certain types of risk, especially those risks related to portfolio investments, the subadvisers for the Portfolios and other related risks. The responsibilities of the IRRC include, but are not limited to: reviewing written materials and reports pertaining to Portfolio performance, investments and risk from subadvisers, the Strategic Investment Review Group (SIRG) of Prudential Investments LLC (PI) and others; considering presentations from subadvisers, the Manager, SIRG or other service providers on matters relating to Portfolio performance, investments and risk; and periodically reviewing management’s evaluation of various types of risks to the Portfolios.

Leadership Structure and Qualifications of Board
The Board is responsible for oversight of the Trust. The Trust has engaged the Manager to manage the Trust on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Trust. The Board is currently composed of ten members, seven of whom are Independent Trustees and one of whom is no longer an employee of the Manager or its affiliates but does not currently meet the requirements for an Independent Trustee. There are also two Trustees who are employed by the Manager. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established three standing committees - Audit, Compliance and Governance - and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in fulfilling their responsibilities.

The Board is chaired by an Independent Trustee. As Chair, this Independent Trustee leads the Board in its activities. Also, the Chair acts as a member or an ex-officio member of each standing committee and any ad hoc committee of the Board of Trustees. The Board is vice chaired by an Independent Trustee. As Vice-Chair this Independent Trustee will, in the absence of the Chair lead the Board in its activities. The Trustees have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Trust, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.

The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Trust, and to exercise reasonable business judgment in the performance of their duties as Board Members. In addition, the Board has taken into account the actual service and commitment of the Board members during their tenure in concluding that each should continue to serve. A Board Member's ability to perform his or her duties effectively may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Trust, other funds in the Trust Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.
Ms. Gold and Messrs. Fenster, McDonald, Mooney, O'Brien and Schwartz have each served for more than 10 years as a Board Member of mutual funds advised by the Manager or its predecessors, including some or all of the following funds: Advanced Series Trust, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc, and/or other mutual funds advised by Prudential Investments or its predecessors. In addition, Messrs. Fenster and McDonald have more than 20 years of experience in senior leadership positions at institutions of higher learning. Ms. Gold has more than 20 years of experience in the financial services industry. Mr. Mooney has more than 30 years of experience in senior leadership positions with municipal organizations and other companies. Mr. O'Brien has more than 25 years of experience in senior leadership positions in the banking industry. Mr. Schwartz has more than 30 years experience as a management consultant including in the financial services industry and additional experience in the insurance industry. Messrs. Fenster, Mooney and O'Brien have experience serving on boards of other entities. Mr. Gunia has served for more than 10 years as a Board Member of mutual funds advised by the Manager or its predecessors. In addition, Mr. Gunia served in senior leadership positions for more than 28 years with the Manager and its affiliates and predecessors. Ms. Austin currently serves as a director and as Senior Vice President and Chief Financial Officer of Sheridan Broadcasting Corporation and President of the Sheridan Gospel Network. In addition to her experience in senior leadership positions with private companies, Ms. Austin has more than 10 years of experience in the investment banking industry. Mr. Pelletier, who has served as an Interested Trustee and/or President of the Trust and other funds advised by the Manager since 2008, is President of Prudential Annuities. Mr. Cronin, an Interested Trustee of the Trust and other funds advised by the Manager since 2009, has served as a Vice President of the Trust and other funds advised by the Manager since 2009 and has held senior positions with Prudential Financial (and American Skandia, which was purchased by Prudential Financial) since 1998.
Specific details about each Trustee's professional experience is set forth in the professional biography tables, above.

Risk Oversight
Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Trust. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, sub-advisers, the Trust's Chief Compliance Officer, the Trust's independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Trust and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Trust resides with the Manager and other service providers to the Trust. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Trust can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust or the Manager, its affiliates or other service providers.

Selection of Trustee Nominees. The Governance Committee is responsible for considering trustee nominees for Trustees at such times as it considers electing new members to the Board. The Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the 1940 Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable Commission rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director for nomination should submit his or her recommendation in writing to the Chair of the Board (Thomas T. Mooney) or the Chair of the Governance Committee (Saul K. Fenster), in either case in care of the Trust, at Gateway Center Three, 100 Mulberry Street, 4th Floor, Newark, New Jersey 07102-4077. At a minimum, the recommendation should include: the name, address, and business, educational, and/or other pertinent background of the person being recommended; a statement concerning whether the person is an "interested person" as defined in the 1940 Act; any other information that the Trust would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Trust shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Trust's investment adviser) would be deemed an "interested person" under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Trust's outside legal counsel may cause a person to be deemed an "interested person." Before the Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under Commission and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

[Required Information to be Included in Table Below in Subsequent Rule 485(b) Amendment Filing]

Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Governance Committee	Compliance Committee	Investment Review and Risk Committee

Share Ownership. Information relating to each Trustee's share ownership in the indicated Trust(s) and in all registered funds in the PI-advised funds that are overseen by the respective Trustee as of the most recently completed calendar year is set forth in the chart below.

Trustee Share Ownership
Name	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities Owned by Trustee in All Registered Investment Companies in Trust Complex
Susan Davenport Austin	None	None
Timothy Cronin	None	$50,001-$100,000
Saul K. Fenster	None	over $100,000
Robert F. Gunia	None	over $100,000
Delayne Dedrick Gold	None	over $100,000
W. Scott McDonald, Jr.	None	over $100,000
Thomas T. Mooney	None	over $100,000
Thomas M. O'Brien	None	over $100,000
Stephen Pelletier	None	over $100,000
F. Don Schwartz	None	over $100,000

None of the Independent Trustees, or any member of his / her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Trust or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of the most recently completed calendar year.

Shareholder Communications with the Board. Shareholders of the Trust can communicate directly with the Board by writing to the Chair of the Board, c/o the Trust, 1 Corporate Drive, Shelton, CT 06484. Shareholders can communicate directly with an individual Trustee by writing to that Trustee, c/o the Trust, 1 Corporate Drive, Shelton, CT 06484. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

MANAGEMENT AND ADVISORY ARRANGEMENTS

Co-Managers. The co-investment managers of the Trust are PI and ASTI, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. As of October 31, 2011, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $157.9 billion. PI is a wholly-owned subsidiary of PIFM HoldCo LLC, which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential).

Pursuant to the Management Agreement, the Manager, subject to the supervision of the Board and in conformity with the stated policies of the Trust, manages both the investment operations of each Portfolio and the composition of each Portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Trust. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Trust. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. The Manager will review the performance of the Subadvisers and make recommendations to the Board with respect to the retention of investment advisers and the renewal of contracts. The Manager also administers the Trust's corporate affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Trust's custodian (the Custodian), and the Trust's transfer agent. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.
In connection with its management of the corporate affairs of the Trust, the Manager bears the following expenses:

•	the salaries and expenses of all of its and the Trust's personnel except the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser;

•	all expenses incurred by the Manager or the Trust in connection with managing the ordinary course of a Trust's business, other than those assumed by the Trust as described below; and

•	the fees, costs and expenses payable to any investment subadvisers pursuant to Subadvisory Agreements between the Manager and such investment subadvisers.

Under the terms of the Management Agreement, the Trust is responsible for the payment Trust expenses not paid by the Manager, including:

•	the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of the Trust's assets payable to the Manager;

•	the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser;

•

the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares;

•	the charges and expenses of the Trust's legal counsel and independent auditors;

•	brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities (and futures, if applicable) transactions;

•	all taxes and corporate fees payable by the Trust to governmental agencies;

•	the fees of any trade associations of which the Trust may be a member;

•	the cost of share certificates representing and/or non-negotiable share deposit receipts evidencing shares of the Trust;

•	the cost of fidelity, directors and officers and errors and omissions insurance;

•	the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission and paying notice filing fees under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes;

•	allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports and notices to shareholders;

•	litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business and distribution and service (12b-1) fees.

The Management Agreement provides that the Manager will not be liable for any error of judgment by the Manager or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically, if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either the Manager or a Trust by the Board or vote of a majority of the outstanding voting securities of the Trust, (as defined in the 1940 Act) upon not more than 60 days nor less than 30 days written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

Fees payable under the Management Agreement are computed daily and paid monthly. The Manager may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of a Portfolio. Management fee waivers and subsidies will increase a Portfolio's total return. These voluntary waivers may be terminated at any time without notice.
The table below sets forth the applicable contractual management fee rate and the management fees received by the Manager from the Trust for each Portfolio for the indicated fiscal years.

The manager-of-managers structure operates under an order issued by the SEC. The current order permits us to hire subadvisers or amend subadvisory agreements, without shareholder approval, only with subadvisers that are not affiliated with Prudential Financial, Inc. The current order imposes the following conditions:
1. The Manager will provide general management and administrative services to the Trust including overall supervisory responsibility for the general management and investment of the Trust's securities portfolio, and, subject to review and approval by the Board, will (a) set the Portfolios' overall investment strategies; (b) select subadvisers; (c) monitor and evaluate the performance of subadvisers; (d) allocate and, when appropriate, reallocate a Portfolio's assets among its subadvisers in those cases where a Portfolio has more than one subadviser; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Trust's investment objectives, policies, and restrictions.
2. Before a Portfolio may rely on the order, the operation of the Portfolio in the manner described in the Application will be approved by a majority of its outstanding voting securities, as defined in the 1940 Act, or, in the case of a Portfolio whose public shareholders purchased shares on the basis of a prospectus containing the disclosure contemplated by condition (4) below, by the sole shareholder before offering of shares of such Portfolio to the public.
3. The Trust will furnish to shareholders all information about a new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new subadviser or any proposed material change in a Portfolio's subadvisory agreement. The Trust will meet this condition by providing shareholders with an information statement complying with the provisions of Regulation 14C under the Securities Exchange Act of 1934 (the Exchange Act), as amended, and Schedule 14C thereunder. With respect to a newly retained subadviser, or a change in a subadvisory agreement, this information statement will be provided to shareholders of the Portfolio a maximum of ninety (90) days after the addition of the new subadviser or the implementation of any material change in a subadvisory agreement. The information statement will also meet the requirements of Schedule 14A under the Exchange Act.
4. The Trust will disclose in its prospectus the existence, substance and effect of the order granted pursuant to the Application.
5. No Trustee or officer of the Trust or director or officer of the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such director or officer) any interest in any subadviser except for (a) ownership of interests in PI or any entity that controls, is controlled by or is under common control with PI, or (b) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.
6. The Manager will not enter into a subadvisory agreement with any subadviser that is an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, of the Trust or the Manager other than by reason of serving a subadviser to one or more Portfolios (an "Affiliated Subadviser") without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio.
7. At all times, a majority of the members of the Board will be persons each of whom is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (Independent Trustees), and the nomination of new or additional Independent Trustees will be placed within the discretion of the then existing Independent Trustees.
8. When a subadviser change is proposed for a Portfolio with an Affiliated Subadviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the Board's minutes, that such change is in the best interests of the Portfolio and its shareholders and does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

Management Fee Rates and Management Fees Paid by the Portfolios
Portfolio	Contractual Fee Rate	2010	2009	2008
AST New Discovery Asset Allocation Portfolio	0.85% of average daily net assets up to $4 billion; and 0.83% of average daily net assets over $4 billion	None	None	None
AST Franklin Templeton Founding Funds Allocation Portfolio	0.95% of average daily net assets	None	None	None

Contractual Expense Cap for New Discovery Portfolio. The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2013. This expense limitation may not be terminated or modified prior to May 1, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2013 will be subject to review by the Manager and the Board.

Voluntary Waiver of Administrative Services Fee. Shares of the Portfolios are generally purchased through variable insurance products. The Trust has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which certain Portfolios are subject to a contractual administrative services fee equal to 0.10% of each such Portfolio’s average daily net assets. This administrative services fee compensates the issuers for providing ongoing services to Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.” The issuers of the variable insurance products offering the Portfolio have agreed to voluntarily waive a portion of the 0.10% administrative services fee, based on the average daily net assets of the Portfolio, as set forth in the table below:

Average Daily Net Assets of Portfolio	Fee Rate Including Waiver
Up to and including $300 million	0.10% (no waiver)
Over $300 million up to and including $500 million	0.08%
Over $500 million up to and including $750 million	0.07%
Over $750 million	0.06%

Subadvisers. The Manager has entered into separate subadvisory agreements relating to the Portfolios (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) with each subadviser listed below.

Portfolio	Subadvisers***
AST New Discovery Asset Allocation Portfolio*	Epoch Investment Partners, Inc. (Epoch)
Security Investors, LLC (SGI)
Brown Advisory, LLC (Brown Advisory)
EARNEST Partners, LLC (EARNEST)
Thompson, Siegel & Walmsley LLC (TS&W)
Bradford & Marzec LLC (Bradford & Marzec)
C.S. McKee, LP (C.S. McKee)

AST Franklin Templeton Founding Funds Allocation Portfolio**	Franklin Advisers, Inc. (Franklin Advisers)
Franklin Mutual Advisers, LLC (Franklin Mutual)
Templeton Global Advisors Limited (Templeton Global)

* The seven subadvisers for the New Discovery Portfolio are collectively referred to in this Prospectus/Proxy Statement as the “New Discovery Subadvisers.”
** The three subadvisers for the AST Franklin Templeton Portfolio are collectively referred to in this Prospectus/Proxy Statement as the “Franklin Templeton Subadvisers.”

* The New Discovery Subadvisers and the Franklin Templeton Subadvisers are collectively referred to as the “Subadvisers.”

Each Subadvisory Agreement provides that the relevant Subadviser will furnish investment advisory services in connection with the management of each Portfolio. In connection therewith, each Subadviser is obligated to keep certain books and records of the Trust. Under each Subadvisory Agreement, the relevant Subadviser, subject to the supervision of the Manager, is responsible for managing the assets of the relevant Portfolio in accordance with that Portfolio's investment objectives, investment program and policies. Each Subadviser determines what securities and other instruments are purchased and sold for a Portfolio and are responsible for obtaining and evaluating financial data relevant to that Portfolio. The Manager continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises each Subadviser’s performance of such services.
Pursuant to each Subadvisory Agreement, the Manager pays each Subadviser a fee. The tables below set forth the current fee rates and fees paid by the Manager to each Subadviser with respect to the Portfolios for the three most recent fiscal years. The fee rates represent the fees as a percentage of the Portfolio’s average daily net assets.
As discussed in the Prospectus, the Manager employs each Subadviser under a "manager of managers" structure that allows the Manager to replace a Subadviser or amend a Subadvisory Agreement without seeking shareholder approval. The Manager is authorized to select (with the approval of the Board in accordance with the requirements of the 1940 Act) one or more subadvisers to handle the actual day-to-day investment management of a Portfolio. The Manager monitors each Subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether the relevant Subadvisory Agreement should be renewed, terminated or modified. It is possible that the Manager will continue to be satisfied with the performance record of the Subadvisers and not recommend the appointment of an additional Subadviser. The Manager is also responsible for allocating assets among the Subadvisers if a Portfolio has more than one subadviser. In those circumstances, the allocation for each Subadviser can range from 0% to 100% of the Portfolio's assets, and the Manager can change the allocations without Board or shareholder approval. The Manager will review the allocations periodically and may adjust them without prior notice. The annual update to the Trust's prospectus will reflect these adjustments. Shareholders will be notified of any new subadvisers or materially amended Subadvisory Agreements.

New Discovery Subadviser	Subadvisory Fee Rates
Epoch	0.275% of sleeve average daily net assets to $1 billion; and 0.20% of sleeve average daily net assets exceeding $1 billion

SGI	0.250% of sleeve average daily net assets to $250 million; and 0.20% of sleeve average daily net assets exceeding $250 million

Brown Advisory	0.30% of sleeve average daily net assets to $500 million; 0.250% of sleeve average daily net assets from $500 million to $1 billion; and 0.20% of sleeve average daily net assets exceeding $1 billion

EARNEST	0.45% of sleeve average daily net assets

TS&W	0.40% of sleeve average daily net assets to $500 million; and 0.350% of sleeve average daily net assets exceeding $500 million

Bradford & Marzec

For Sleeve Average Daily Net Assets to $100 million
0.390% of sleeve average daily net assets to $10 million;
0.285% of sleeve average daily net assets from $10 million to $50 million; and 0.250% of sleeve average daily net assets from $50 million to $100 million;

Reset if Sleeve Average Daily Net Assets Exceed $100 million
0.20% of sleeve average daily net assets to $100 million;
0.180% of sleeve average daily net assets from $100 million to $200 million; and
0.160% of sleeve average daily net assets exceeding $200 million

C.S. McKee

0.20% of sleeve average daily net assets to $100 million;
0.150% of sleeve average daily net assets from $100 million to $200 million; and
0.10% of sleeve average daily net assets exceeding $200 million

Franklin Templeton Subadviser	Subadvisory Fee Rate
Franklin Advisers

0.625% of sleeve average daily net assets to $50 million;
0.4650% of sleeve average daily net assets from $50 million to $200 million;
0.3750% of sleeve average daily net assets from $200 million to $500 million; and
0.350% of sleeve average daily net assets exceeding $500 million

Franklin Mutual	0.510% of sleeve average daily net assets to $1 billion; and 0.490% of sleeve average daily net assets exceeding $1 billion

Templeton Global

0.410% of sleeve average daily net assets to $100 million;
0.390% of sleeve average daily net assets from $100 million to $250 million;
0.380% of sleeve average daily net assets from $250 million to $500 million;
0.370% of sleeve average daily net assets from $500 million to $750 million; and
0.360% of sleeve average daily net assets exceeding $750 million

These subadvisory fees are not directly paid to the relevant Subadviser by a Portfolio.  Instead, the subadvisory fees are paid by the Manager to the relevant Subadviser out of the investment management fees received by the Manager from a Portfolio.

PORTFOLIO MANAGERS: OTHER ACCOUNTS

Additional Information About the Portfolio Managers — Other Accounts and Trust Ownership. The following tables set forth information about the Portfolio and accounts other than the Portfolio for which the Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011. The table shows, for the Portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The tables also set forth the dollar range of equity securities of the Portfolio of the Trust beneficially owned by the portfolio managers.

[Required “Other Account” Information to be Included in Subsequent Rule 485(b) Amendment Filing]

New Discovery Subadvisers	Portfolio Manager(s)	Registered Investment Companies/ Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Portfolio Securities
Bradford & Marzec LLC	Douglas Lopez, CFA				None
	Terence Reidt, CFA				None
	Jeffrey Brothers, CFA				None
	N. Graham Allen, FCMA				None
	Drew Sweeney				None
Brown Advisory, LLC	Kenneth M. Stuzin, CFA				None
C.S. McKee, LP	Greg Melvin				None
	Bryan Johanson				None
	Brian Allen				None
	Jack White				None
	Andrew Faderewski				None
EARNEST Partners, LLC	Paul E. Viera				None
Epoch Investment Partners, Inc.	Janet Navon				None
	Michael Welhoelter				None
	David Pearl				None
Security Investors, LLC	Mark A. Mitchell, CFA				None
Thompson, Siegel & Walmsley LLC	Brandon Harrell, CFA				None

Franklin Templeton Subadvisers	Portfolio Manager(s)	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Portfolio Securities
Franklin Advisers, Inc.	Edward D. Perks, CFA				None
	Charles B. Johnson				None
	Matt Quinlan				None
	Alex Peters				None
Franklin Mutual Advisers, LLC	Peter A. Langerman				None
	F. David Segal, CFA				None
	Debbie Turner, CFA				None
Templeton Global Advisors Limited	Norman Boersma, CFA				None
	Lisa F. Myers, J.D., CFA				None
	Matthew R. Nagle, CFA				None
	James Harper, CFA				None

PORTFOLIO MANAGERS: COMPENSATION AND CONFLICTS POLICIES

Additional Information About the Portfolio Managers — Compensation and Conflicts of Interest. Set forth below, for each Portfolio Manager, is an explanation of the structure of, and method(s) used by, the relevant Subadviser (or, where applicable, the Manager) to determine, portfolio manager compensation. Also set forth below, for the Portfolio Manager, is an explanation of any material conflicts of interest that may arise between the Portfolio Manager’s management of a Portfolio’s investments and investments in other accounts.

Bradford & Marzec LLC

COMPENSATION. Bradford & Marzec’s compensation methodology for Portfolio Managers consists of a competitive base salary and an annual bonus. The bonus component is based on several factors including the firm’s overall profitability, the Portfolio Manager’s investment performance contribution for his/her sector and positive contribution to the team’s decision-making process.
In addition, most of the senior investment professionals participate in the firm’s equity-based compensation arrangement as owners of equity membership interests in Bradford & Marzec, LLC, the operating company through which the firm conducts its investment management business.
The incentive compensation features of Bradford & Marzec’s bonus program provide substantial incentives to the investment professionals. The firm’s equity program provides long-term incentives allowing key personnel to share in the growth and enhanced equity value of the company with ownership participation in yearly profit distributions.

CONFLICT OF INTEREST. There are no material conflicts of interest that may arise between the Portfolio Manager’s management of a Portfolio’s investments and investments in other accounts.

Brown Advisory, LLC

COMPENSATION. Brown Advisory compensates its portfolio managers with a compensation package that includes a base salary and variable incentive bonus. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the business. Portfolio managers who are members of the Brown Advisory’s management team may maintain a significant equity interest in the Brown Advisory enterprise. When evaluating a portfolio manager's performance, Brown Advisory compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5-year periods.

CONFLICTS OF INTEREST. Brown Advisory may manage accounts in addition to the Portfolio, including proprietary accounts, employee accounts, separate accounts, private funds, long-short funds and other pooled investment vehicles. Such accounts may have different fee arrangements than the Portfolio, including performance-based fees. Management of such accounts may create conflicts of interest including but not limited to the bunching and allocation of transactions and allocation of investment opportunities. Brown Advisory may give advice and take action with respect to any of its other clients which may differ from advice given, or the timing or nature of action taken, with respect to the Portfolio, however Brown Advisory seeks as a matter of policy, to achieve best execution and to the extent practical, to allocate investment opportunities over a period of time on a fair and equitable basis. Brown Advisory has adopted a Code of Ethics and other policies and procedures which we believe to be reasonably designed to ensure that clients are not harmed by potential or actual conflicts of interest; however, no policy or procedures can guarantee detection, avoidance or amelioration or every situation where a potential or actual conflict of interest may arise.

C.S. McKee, LP

COMPENSATION. All employees at C.S. McKee are compensated in accordance with an annual compensation package comprising elements predicated upon both individual and corporate achievements.

Compensation for portfolio managers takes several forms:

•	A salary that is competitive based upon responsibility and geographic (Southwest Pennsylvania) area.

•	Incentive compensation that is based upon several elements, including 1 and 3 year net-of-fee outperformance hurdles relative to the appropriate benchmark index and achieving top quartile universe ranking. Incentives are not attained until performance exceeds the benchmarks by an amount approximating fees.

•	Ownership that takes the form of directly held limited partnership interests in the firm.

CONFLICT OF INTEREST. Every access person shall notify the compliance officer of the C.S. McKee of any personal conflict of interest relationship which may involve a Fund or Portfolio, such as the existence of any economic relationship between their transactions and securities held or to be acquired by any Portfolio or Fund. C.S. McKee’s compliance officer shall notify the compliance officer of a Fund of any personal conflict of interest relationship which may involve the Fund. Such notification shall occur in the pre-clearance process.

EARNEST Partners, LLC

COMPENSATION. All EARNEST Partners personnel are paid a salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Company also matches a portion of employees' 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service. Equity ownership is another component of compensation for the portfolio managers. The firm is employee-owned.

CONFLICTS OF INTEREST. EARNEST Partners may be responsible for managing one or more of the Portfolios in addition to other client accounts which may include, but are not limited to, proprietary accounts, separate accounts and other pooled investment vehicles. EARNEST Partners may manage other client accounts which may have higher fee arrangements than the Portfolio(s) and/or may also have performance-based fees. Side-by-side management of these other client accounts may create potential conflicts of interest which may relate to, among other things, the allocation of investment opportunities and the aggregation and allocation of transactions.
EARNEST Partners seeks best execution with respect to all securities transactions and to aggregate and allocate the securities to client accounts in a fair and equitable manner. EARNEST Partners has implemented policies and procedures that it believes are reasonably designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. Specifically, EARNEST Partners manages client accounts to model portfolios that are approved by its investment committee, and aggregates and then allocates securities transactions to client accounts in a manner that EARNEST Partners believes to be fair and equitable.

Epoch Investment Partners, Inc.

COMPENSATION. Portfolio managers and other investment professionals at Epoch are compensated through a combination of base salary, overall work performance bonus and equity ownership, if appropriate due to superior work performance and the performance of Epoch. The investment professional’s work performance is measured by Epoch, examining such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability and his or her ability to successfully interact with company management. Epoch avoids a compensation model that is driven by individual security performance and set against specific benchmarks, as this can lead to short term thinking which is contrary to Epoch’s value investment philosophy. Ultimately, equity ownership is the primary tool used by Epoch for attracting and retaining the best people. Shares are in the form of common stock subject to a vesting schedule.

CONFLICTS OF INTEREST. In Epoch’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of Epoch’s other clients and/or accounts (together, the “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Epoch’s policy or procedure for handling them. Although Epoch has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Epoch seeks to minimize this by utilizing one investment approach (i.e., focus on free-cash flow), and by managing all Accounts on a strategy specific basis. Thus, all Accounts, whether they be fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Epoch has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Epoch may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, Epoch determines which broker to use to execute each order, consistent with its duty to seek best execution. Epoch will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Epoch may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Epoch may place separate, non-simultaneous, transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Epoch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by Epoch’s Access Persons and their family members (as defined in the Code), whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to quarterly transaction reporting and annual holdings reporting requirements.
Epoch manages some Accounts under performance based fee arrangements. Epoch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Epoch generally requires portfolio decisions to be made on a product specific basis. Epoch also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Epoch requires average pricing of all aggregated orders. Finally, Epoch has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Prudential Investments LLC

PORTFOLIO MANAGER COMPENSATION. Prudential provides compensation opportunities to eligible employees to motivate and reward the achievement of outstanding results by providing market-based programs that:

•	Attract and reward highly qualified employees

•	Align with critical business goals and objectives

•	Link to the performance results relevant to the business segment and Prudential

•	Retain top performers

•	Pay for results and differentiate levels of performance

•	Foster behaviors and contributions that promote Prudential's success

The components of compensation for a Vice President in Prudential Investments consists of base salary, annual incentive compensation and long term incentive compensation.

Base Pay Overview: The Prudential compensation structure is organized in grades, each with its own minimum and maximum base pay (i.e., salary). The grades reflect pay patterns in the market. Each job in the plan—from CEO through an entry-level job—is included in one of the grades. The main determinant of placement in the base pay structure is market data. On an annual basis, Corporate Compensation collects and analyzes market data to determine if any change to the placement of job in the structure is necessary to maintain market competitiveness. If necessary, structural compensation changes (e.g., increases to base pay minimum and maximums) will be effective on the plan's effective date for base pay increases.

Annual Incentive Compensation Overview: The plan provides an opportunity for all participants to share in the annual results of Prudential, as well as the results of their division or profit center. Results are reviewed and incentive payments are made as early as practicable after the close of the plan year. Incentive payments are awarded based on organizational performance—which determines the available dollar amounts—and individual performance. Individual performance will be evaluated on the basis of contributions relative to others in the organization. Incentive payments are granted from a budgeted amount of money that is made available by the Company. Initial budgets are developed by determining the competitive market rates for incentives as compared to our comparator companies. Each organization's budget pool may be increased or decreased based on organizational performance. Organizational performance is determined by a review of performance relative to our comparator group, as well as key measures indicated in our business plan, such as Return on Required Equity (RORE), earnings and revenue growth.

Long Term Incentive Compensation Overview: In addition, executives at the Vice President level and above are eligible to participate in a long term incentive program to provide an ownership stake in Prudential. Long-Term incentives currently consist of restricted stock and stock options. The stock options vest 1∕3 per year over 3 years and the restricted stock vests 100% at the end of 3 years.

CONFLICTS OF INTEREST. PI follows Prudential's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and ensure avoidance, disclosure or mitigation of each and every situation in which a conflict may arise.

Security Investors, LLC

COMPENSATION INFORMATION. SGI compensates each portfolio manager for his/her management of the New Discovery Portfolio. The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short-term incentive plan and a long-term incentive plan.

The short-term incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the investment team. Senior management then determines individual allocations based primarily on contribution to pre-tax investment performance over the most recent one year period as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain portfolio managers are also incented through a long-term incentive plan, which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year timeframe based on the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the company's success as determined by management.

SGI also has a relocation plan for personnel that include its portfolio managers, which provides the following benefits:

A. Costs associated with the transportation and storage of household goods;

B. Reasonable and customary charges associated with the sale of the previous, primary residence (not to exceed $30,000);

C. Temporary living expenses (not to exceed 60 days);

D. Pre-move travel for associate and spouse to locate new housing;

E. Costs for associate and his or her dependents to travel from the old location to the new residence.

Reimbursements for expenses that are not tax deductible will be “grossed up” (at the IRS supplemental tax rates) by SGI to minimize the associate’s tax liability. Tax deductible expenses paid by SGI will not be “grossed up.”

CONFLICTS OF INTEREST. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the New Discovery Portfolio on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as New Discovery Portfolio, track the same indices the New Discovery Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the New Discovery Portfolio. The other accounts might also have different investment objectives or strategies than the New Discovery Portfolio.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the New Discovery Portfolio. Because of his or her position with the New Discovery Portfolio, the portfolio manager knows the size, timing and possible market impact of the New Discovery Portfolio’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the New Discovery Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the New Discovery Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both a Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the New Discovery Portfolio and another account. SGI has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the New Discovery Portfolio and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the New Discovery Portfolio, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he/she manages.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he/she believes might be the most profitable to accounts with a heavily performance-oriented fee.

Thompson, Siegel & Walmsley LLC

PORTFOLIO MANAGER COMPENSATION: For each portfolio manager, TS&W’s compensation structure includes the following components:  base salary, annual bonus, retirement plan employer contribution and access to a voluntary income deferral plan and participation in the TS&W equity plan.

Base Salary.  Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager as well as employment market conditions and competitive industry standards.

Bonus.  Each portfolio manager is eligible to receive an annual discretionary bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager.  Bonus amounts are discretionary and based on an assessment of the portfolio manager’s meeting specific job responsibilities and goals. Investment performance versus peer groups and benchmarks are taken into consideration.

Retirement Plan Employer Contribution.  All employees are eligible to receive an annual retirement plan employer contribution under a qualified retirement plan, subject to IRS limitations.  The contributions are made as a percent of eligible compensation and are at the sole discretion of TS&W.

Deferred Compensation Plan.  Portfolio managers meeting certain requirements are also eligible to participate in a voluntary, nonqualified deferred compensation plan that allows participants to defer a portion of their income on a pre-tax basis and potentially earn tax-deferred returns.

Equity Plan. Key employees may be awarded deferred TS&W equity grants. In addition, key employees may purchase TS&W equity directly.

CONFLICTS OF INTEREST. TS&W seeks to minimize actual or potential conflicts of interest that may arise from its management of the Fund and management of non-Fund accounts. TS&W has designed and implemented policies and procedures to address (although may not eliminate) potential conflicts of interest, including, among others, performance based fees; hedge funds; aggregation, allocation, and best execution or orders; TS&W’s Code of Ethics which requires personnel to act solely in the best interest of their clients and imposes certain restrictions on the ability of Access Persons to engage in personal securities transactions for their own account(s), and procedures to ensure soft dollar arrangements meet the necessary requirements of Section 28(e) of the Securities Exchange Act of 1934. TS&W seeks to treat all clients fairly and to put clients’ interests first.

Franklin Advisers, Inc.
Franklin Mutual Advisers, LLC
Templeton Global Advisors Limited

CONFLICTS OF INTEREST. Portfolio managers that provide investment services to the AST Franklin Templeton Portfolio may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the AST Franklin Templeton Portfolio. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.
The management of multiple funds, including the AST Franklin Templeton Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Each Franklin Templeton Subadviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the AST Franklin Templeton Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the AST Franklin Templeton Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the AST Franklin Templeton Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Each Franklin Templeton Subadviser seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Franklin Templeton Subadvisers have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, no assurance can be given that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Franklin Templeton Subadvisers and the AST Franklin Templeton Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
The description below of portfolio manager compensation applies to each of the Franklin Templeton Subadvisers and portfolio managers except where otherwise noted.

COMPENSATION.   Each Franklin Templeton Subadviser seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.   Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio managers with those of fund shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and:

Franklin Advisers (equity & fixed income) Franklin Mutual	restricted shares of Franklin Resources stock which vest over a three-year period (17.5% to 25%) and mutual fund shares (17.5% to 25%)
Templeton Global	restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%)

The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The following factors are generally used in determining bonuses under the plan:

Investment Performance
Franklin Advisers (equity only) Franklin Mutual Templeton Global

Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Franklin Advisers (fixed income only)

Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-Investment Performance
Franklin Advisers (equity only)

The more qualitative contributions of a portfolio manager to Franklin Advisers’ business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

Franklin Advisers (fixed income only)

The more qualitative contributions of a portfolio manager to Franklin Advisers’ business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

Franklin Mutual

The more qualitative contributions of a portfolio manager to Franklin Mutual’s bu siness and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the relevant funds, are evaluated in determining the amount of any bonus award.

Templeton Global	For senior portfolio managers, there is a qualitative evaluation based on leadership and mentoring of staff.

Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal and, for Franklin Mutual and Templeton Global only:

Research
Franklin Mutual	Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.
Templeton Global

Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

Additional long-term equity-based compensation.   Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Portfolio shares.   Shares of the AST Franklin Templeton Portfolio are owned only by insurance company separate accounts and qualified pension plans. As of the date hereof, the portfolio managers did not have any investments in separate accounts or qualified pension plans that invested in shares of the AST Franklin Templeton Portfolio.

OTHER SERVICE PROVIDERS

Custodians. The Bank of New York Mellon (BNY), One Wall Street, New York, New York 10286 serves as Custodian for the Trust's portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any foreign assets held outside the United States.

Transfer Agent and Shareholder Servicing Agent. Prudential Mutual Fund Services LLC (PMFS), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of the Trust. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Trust and is reimbursed for its transfer agent expenses which include an annual fee per shareholder account, a monthly inactive account fee per shareholder account and its out-of-pocket expenses; including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

BNY Mellon Asset Servicing (U.S.) Inc. (BNYAS) serves as sub-transfer agent to the Trust. PMFS has contracted with BNYAS, 301 Bellevue Parkway, Wilmington, Delaware 19809, to provide certain administrative functions to the Transfer Agent. PMFS will compensate BNYAS for such services.

Independent Registered Public Accounting Firm. _____________, served as the Trust's independent registered public accounting firm for the five fiscal years ended December 31, 2011, and in that capacity will audit the annual financial statements for the Portfolio for the current fiscal year.

Securities Lending Agent. Prudential Investment Management, Inc. (PIM) serves as securities lending agent for the Portfolios of the Trust and in that role administers the Portfolios' securities lending program. For its services, PIM receives a portion of the amount earned by lending securities.

Distributor. The Trust currently sells its shares only to insurance company separate accounts to fund the Contracts. The Trust has no principal underwriter or distributor. See the prospectus for your Contract for more information on distribution arrangements related to your Contract.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Trust has adopted a policy pursuant to which the Trust and the Manager, the Subadvisers, and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Portfolio shares by directing brokerage transactions to that broker. The Trust has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Trust, the Manager, and the Subadvisersto use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of a Portfolio and is not influenced by considerations about the sale of Portfolio shares.
The Manager and the relevant Subadvisers are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolios, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a foreign securities exchange, commissions may be fixed.  Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, Wells Fargo Advisors and its affiliates, or one of the affiliates of a Subadviser (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager (or the Subadviser) and the broker or futures commission merchant.
In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Trust will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the Commission. Thus, it will not deal in the over-the-counter market with Wells Fargo Advisors acting as market maker, and it will not execute a negotiated trade with an affiliated broker if execution involves Wells Fargo Advisors acting as principal with respect to any part of the Trust’s order.
In placing orders for portfolio securities of a Portfolio, the overriding objective of the Manager and the Subadvisers is to obtain the best possible combination of favorable price and efficient execution. The Manager and the Subadvisers seek to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager and the Subadvisers may consider in selecting a particular broker, dealer or futures commission merchant (firms) are their knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; their knowledge of the financial stability of the firms; their knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, a Portfolio may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager or a Subadviser selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research-oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the investment activities of the Manager or the relevant Subadviser; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with a Portfolio. The Manager and each Subadviser maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to a Portfolio and its other clients.  The Manager and each Subadviser makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager or a Subadviser deems the purchase or sale of equities to be in the best interests of a Portfolio or its other clients, including Prudential, the Manager or the relevant Subadviser may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager or the relevant Subadviser in the manner they consider to be most equitable and consistent with their fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the Commission. This limitation, in the opinion of the Trust, will not significantly affect either Portfolio’s ability to pursue its present investment objective. However, in the future in other circumstances, a Portfolio may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliated broker may act as a broker or futures commission merchant for a Portfolio. In order for an affiliated broker to effect any portfolio transactions for a Portfolio the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated firm in a commensurate arm’s-length transaction. Furthermore, the Board, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11 (a) of the 1934 Act, an affiliated broker may not retain compensation for effecting transactions on a national securities exchange for a Portfolio unless the Trust has expressly authorized the retention of such compensation. The affiliated broker must furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by it from transactions effected for a Portfolio during the applicable period.  Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the broker by applicable law. Transactions in options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options that a Portfolio may write or hold may be affected by options written or held by the Manager or the relevant Subadviser and other investment advisory clients of the Manager and the relevant Subadviser. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Because neither Portfolio had commenced operations as of the date of this SAI, no information concerning the brokerage commission paid by the Portfolios is included herein.

ADDITIONAL INFORMATION

Trust History. The Trust is a managed, open-end investment company organized as a Massachusetts business trust, the separate Portfolios of which are diversified, unless otherwise indicated. Formerly, the Trust was known as the Henderson International Growth Trust, which consisted of only one Portfolio (The Henderson International Growth Fund is currently known as the AST JPMorgan International Equity Portfolio (formerly known as the AST Strong International Equity Portfolio, the AST AIM International Equity Portfolio, the AST Putnam International Equity Portfolio and the Seligman Henderson International Equity Portfolio)).The Investment Manager was Henderson International, Inc. Shareholders of what was, at the time, the Henderson International Growth Fund, approved certain changes in a meeting held April 17, 1992. These changes included engagement of a new Investment Manager, engagement of a Sub-advisor and election of new Trustees. Subsequent to that meeting, the new Trustees adopted a number of resolutions, including, but not limited to, resolutions renaming the Trust. Since that time the Trustees have adopted a number of resolutions, including, but not limited to, making Portfolios available and adopting forms of Investment Management Agreements and subadvisory Agreements between the Manager and the Trust and the Manager and each subadviser, respectively.

The AST AllianceBernstein Growth & Income Portfolio (formerly known as the AST Alliance Growth and Income Portfolio and as the AST Lord Abbett Growth and Income Portfolio) was first offered as of May 1, 1992. The AST Goldman Sachs Concentrated Growth Portfolio (formerly known as the AST JanCap Growth Portfolio) and the AST Money Market Portfolio were first offered as of November 4, 1992. The AST Neuberger Berman Mid-Cap Value Portfolio (formerly known as the Federated Utility Income Portfolio) and the AST UBS Dynamic Alpha Portfolio (formerly known as the AST Global Allocation Portfolio, the DeAM Global Allocation Portfolio, the AIM Balanced Portfolio, the AST Putnam Balanced Portfolio and the AST Phoenix Balanced Asset Portfolio) were first offered as of May 1, 1993. The AST High Yield Portfolio (formerly known as the Goldman Sachs High Yield Portfolio and the AST Federated High Yield Portfolio), the AST T. Rowe Price Asset Allocation Portfolio, AST Small-Cap Growth Portfolio (formerly known as the AST State Street Research Small-Cap Growth Portfolio, the AST Small-Cap Growth Portfolio (formerly known as the PBHG Small-Cap Growth Portfolio), the AST Janus Small-Cap Growth Portfolio and the Founders Capital Appreciation Portfolio), the Large-Cap Value Portfolio (formerly known as the AST Hotchkis Wiley Large-Cap Value Portfolio and the AST INVESCO Capital Income Portfolio) and the AST PIMCO Total Return Bond Portfolio were first offered as of December 31, 1993. The AST T. Rowe Price Global Bond Portfolio (formerly known as the AST Scudder International Bond Portfolio) was first offered as of May 1, 1994. The AST Neuberger Berman Mid-Cap Growth Portfolio (formerly known as the Berger Capital Growth Portfolio) was first offered as of January 4, 1994.
The AST International Value Portfolio (formerly known as the AST LSV International Value Portfolio, the AST DeAM International Equity Portfolio,the AST Founders Passport Portfolio and the Seligman Henderson International Small Cap Portfolio), the AST T. Rowe Price Natural Resources Portfolio and the AST PIMCO Limited Maturity Bond Portfolio were first offered as of May 2, 1995. The AST AllianceBernstein Large-Cap Growth Portfolio (formerly known as the AST Alliance Growth Portfolio, AST Oppenheimer Large-Cap Growth Portfolio, and the Robertson Stephens Value + Growth Portfolio) was first offered as of May 2, 1996. The AST International Growth Portfolio (formerly known as the AST William Blair International Growth Portfolio and the AST Janus Overseas Growth Portfolio), the AST Small-Cap Value Portfolio (formerly known as the AST Gabelli Small-Cap Value Portfolio and the AST T. Rowe Price Small Company Value Portfolio), the AST Schroders Multi-Asset World Strategies Portfolio (formerly the AST American Century Strategic Allocation Portfolio, which was formerly known as the AST American Century Strategic Balanced Portfolio) and the AST American Century Income & Growth Portfolio (formerly known as the AST Putnam Value Growth Income Portfolio) were first offered as of January 2, 1997. The AST Marsico Capital Growth Portfolio was first offered as of December 22, 1997. The AST Goldman Sachs Small-Cap Value Portfolio (formerly known as the AST Lord Abbett Small Cap Value Portfolio), the AST Cohen Steers Realty Portfolio, and the AST PIM US Equity Alpha Portfolio (formerly known as the AST AllianceBernstein Managed Index 500 Portfolio, the AST Sanford Bernstein Managed Index 500 Portfolio and as the AST Bankers Trust Managed Index 500 Portfolio) were first offered as of January 2, 1998. The AST Neuberger Berman Small-Cap Growth Portfolio (formerly known as the AST DeAM Small-Cap Growth Portfolio and the AST Scudder Small-Cap Growth Portfolio) was first offered as of January 4, 1999. The AST MFS Global Equity Portfolio and the AST MFS Growth Portfolio were first offered as of October 18, 1999. The AST Goldman Sachs Mid-Cap Growth Portfolio (formerly known as the AST Janus Mid-Cap Growth Portfolio) was first offered as of May 1, 2000. The AST Federated Aggressive Growth Portfolio, the AST Mid-Cap Value Portfolio (formerly known as the AST Gabelli All-Cap Value Portfolio), the AST DeAM Large-Cap Value Portfolio (formerly known as the Janus Strategic Value Portfolio) and the AST Lord Abbett Core Fixed-Income Portfolio (formerly, the AST Lord Abbett Bond-Debenture Portfolio) were first offered on October 23, 2000. The AST AllianceBernstein Core Value (formerly known as the AST Sanford Bernstein Core Value) Portfolio was first offered on May 1, 2001.
Effective as of December 2, 2005, the AST Alger All-Cap Growth Portfolio and the AST AllianceBernstein Growth + Value Portfolio were reorganized into the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST AllianceBernstein Managed Index 500 Portfolio, respectively, and ceased to exist.
The AST Aggressive Asset Allocation Portfolio, the AST Capital Growth Asset Allocation Portfolio, the AST Academic Strategies Asset Allocation Portfolio (formerly the AST Balanced Asset Allocation Portfolio), the AST Balanced Asset Allocation Portfolio (formerly the AST Conservative Asset Allocation Portfolio, and the AST Preservation Asset Allocation Portfolio were each first offered on or about December 5, 2005.
The AST Advanced Strategies Portfolio, the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio were each first offered on or about March 20, 2006.
The AST Western Asset Core Plus Bond Portfolio, the AST CLS Growth Asset Allocation Portfolio, the AST CLS Moderate Asset Allocation Portfolio, the AST Horizon Growth Asset Allocation Portfolio, the AST Horizon Moderate Asset Allocation Portfolio, and the AST Niemann Capital Growth Asset Allocation Portfolio were each first offered on or about November 17, 2007.
The AST Bond Portfolio 2015, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio were each first offered on or about January 28, 2008.
The AST Global Real Estate Portfolio and the AST Parametric Emerging Markets Equity Portfolio were each first offered on or about April 28, 2008.
The AST Focus Four Plus Portfolio was first offered on or about July 21, 2008.
Effective as of July 18, 2008, the AST DeAM Small-Cap Value Portfolio was reorganized into the AST Small-Cap Value Portfolio.
The AST Bond Portfolio 2016 and the AST Bond Portfolio 2020 were each first offered on or about January 2, 2009.
Effective as of November 13, 2009, the AST Focus Four Plus Portfolio was reorganized into the AST First Trust Capital Appreciation Target Portfolio.
The AST Bond Portfolio 2017 and the AST Bond Portfolio 2021 were each first offered on or about January 14, 2010.
The AST Jennison Large-Cap Growth Portfolio and the AST Jennison Large-Cap Value Portfolio were each first offered on or about November 16, 2009.
Effective as of March 15, 2010, the AST Niemann Capital Growth Asset Allocation Portfolio and the AST UBS Dynamic Alpha Portfolio were renamed as the AST FI Pyramis® Asset Allocation Portfolio and the AST JPMorgan Strategic Opportunities Portfolio, respectively.
Effective as of May 1, 2010, the AST DeAM Large-Cap Value Portfolio was renamed the AST Value Portfolio.  Effective as of July 16, 2010, the AST Value Portfolio was renamed as the AST BlackRock Value Portfolio.  Effective as of May 1, 2011, the AST Lord Abbett Bond-Debenture Portfolio was renamed the AST Lord Abbett Core Fixed-Income Portfolio.

The AST Bond Portfolio 2022 was first offered on or about January 3, 2011.
The AST BlackRock Global Strategies Portfolio and the AST Quantitative Modeling Portfolio were each first offered on or about May 2, 2011.
Effective as of April 29, 2011, the AST Aggressive Asset Allocation Portfolio was renamed the AST Wellington Management Hedged Equity Portfolio.
The AST Neuberger Berman Small-Cap Growth Portfolio was reorganized (merged) into the AST Federated Aggressive Growth Portfolio on April 29, 2011.

Effective as of October 3, 2011, the AST AllianceBernstein Core Value Portfolio was re-named the AST T. Rowe Price Equity Income Portfolio.

The AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio were each first offered on or about October 17, 2011.

The AST Bond Portfolio 2023 was first offered on or about January 3, 2012.

The AST CLS Growth Asset Allocation Portfolio was renamed the AST Schroders Global Tactical Portfolio on April 27, 2012.

The AST American Century Income & Growth Portfolio was reorganized (merged) into the AST New Discovery Asset Allocation Portfolio as of the close of business on April 27, 2012.

The AST Franklin Templeton Founding Funds Allocation Portfolio, the AST New Discovery Asset Allocation Portfolio and the AST Schroders Global Tactical Portfolio were first offered on or about [April 30, 2012.]

If approved by the Trustees, the Trust may add more Trust Portfolios and may cease to offer any existing Trust Portfolio in the future.

Effective as of May 1, 2007, the Trust changed its name from American Skandia Trust to Advanced Series Trust.

Description of Shares and Organization. As of the date of this SAI, the beneficial interest in the Trust is divided into 67 separate Portfolios, each offering one class of shares.
The Trust's Second Amended and Restated Declaration of Trust, dated December 1, 2005 (the Declaration of Trust), which governs certain Trust matters, permits the Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share. Each share entitles the holder to one vote for the election of Trustees and on all other matters that are not specific to one class of shares, and to participate equally in dividends, distributions of capital gains and net assets of each applicable Portfolio. Only shareholders of shares of a specific Portfolio may vote on matters specific to that Portfolio. Shares of one class may not bear the same economic relationship to the Trust as shares of another class. In the event of dissolution or liquidation, holders of shares of a Portfolio will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the assets held in such Portfolio less the liabilities attributable to such Portfolio. Shareholders of a Portfolio will not be liable for the expenses, obligations or debts of another Portfolio.
No preemptive or conversion rights apply to any of the Trust's shares. The Trust's shares, when issued, will be fully paid, non-assessable and transferable. The Trustees may at any time create additional series of shares without shareholder approval.
Generally, there will not be annual meetings of shareholders of any Trust Portfolio. A Trustee may, in accordance with certain rules of the SEC, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Trust's custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a Trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request.Redemption in KindUnder Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.
The Declaration of Trust further provides that the Trustees will have no personal liability to any person in connection with the Trust property or affairs of the Trust except for that arising from his bad faith, willful misfeasance, gross negligence or reckless disregard of his duty to that person. All persons must look solely to the Trust property for satisfaction of claims of any nature arising in connection with the Trust's affairs. In general, the Declaration of Trust provides for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which the Trustee or officer acted in bad faith, or with willful misfeasance, gross negligence or reckless disregard of his duties.
From time to time, Prudential and/or its insurance company affiliates have purchased shares of the Trust to provide initial capital and to enable a Trust Portfolio to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Trust Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Trust, which in turn, are generally voted in accordance with instructions from Contract owners.

PRINCIPAL SHAREHOLDERS

As of [April 27, 2011], there were no outstanding shares of either Portfolio. As a result, as of the date of this SAI, no person owned beneficially more than 5% of any class of either Portfolio’s outstanding shares.
The Participating Insurance Companies are not obligated to continue to invest in shares of a Portfolio under all circumstances. Variable annuity and variable life insurance policy holders should refer to the prospectuses for such products for a description of the circumstances in which such a change might occur.

FINANCIAL STATEMENTS

Each Portfolio is newly-organized and had no operations or financial information of its own as of the date of this SAI.  The Trust’s Annual and Semiannual Reports to Shareholders for each Portfolio will not be available until each Portfolio completes its first annual and semiannual fiscal reporting periods, respectively. We send copies of the Annual and Semiannual Reports to Shareholders for each Portfolio and any documents incorporated by reference herein upon receipt of your written or oral request. Please address your written requests to Advanced Series Trust, P.O. Box 883, Shelton, Connecticut, 06484 or call (203) 926-1888.
The fiscal year end for each Portfolio is December 31. __________________ serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Trust.

PART II

INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that a Portfolio may use, and the risks and considerations associated with those investments and investment strategies. A Portfolio may invest in the types of investments and investment strategies that are consistent with its investment objective, policies and any limitations described in the prospectus and in the SAI.

INVESTMENT RISKS AND CONSIDERATIONS
Set forth below are descriptions of some of the types of investments and investment strategies that a Portfolio may use, and the risks and considerations associated with those investments and investment strategies. A Portfolio may invest in the types of investments and investment strategies that are consistent with its investment objective, policies and any limitations described in the prospectus and in the SAI.

ASSET-BACKED SECURITIES. The Portfolios may invest in asset-backed securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Credit-Related Asset-Backed Securities. This type of asset-backed security is collateralized by a basket of corporate bonds or other securities, including junk bonds. Unlike the traditional asset-backed securities described above, these asset-backed securities often do have the benefit of a security interest or ownership interest in the related collateral. With a credit-related asset-backed security, the underlying bonds have the risk of being prepaid prior to maturity. Although generally not pre-payable at any time, some of the underlying bonds may have call options, while others may have maturity dates that are earlier than the asset-backed security itself. As with traditional asset-backed securities described above, the Portfolio bears the risk of loss of the resulting increase or decrease in yield to maturity after a prepayment of an underlying bond. However, the primary risk associated with credit-related asset-backed securities is the potential loss of principal associated with losses on the underlying bonds.

BORROWING AND LEVERAGE. A Portfolio may borrow up to 33 1/3% of the value of its total assets (calculated at the time of the borrowing). The Portfolio may pledge up to 33 1/3% of its total assets to secure these borrowings. If the Portfolio's asset coverage for borrowings falls below 300%, the Portfolio will take prompt action to reduce its borrowings. If the Portfolio borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Portfolio, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage."
A Portfolio may borrow from time to time, at the subadviser's discretion, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the investment adviser's opinion, unusual market conditions otherwise make it advantageous for the Portfolio to increase its investment capacity. A Portfolio will only borrow when there is an expectation that it will benefit a Portfolio after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by a Portfolio creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the net asset value of Portfolio shares and in the yield on a Portfolio. A Portfolio may borrow through forward rolls, dollar rolls or reverse repurchase agreements, although no Portfolio currently has any intention of doing so.

CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Portfolio are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Portfolio is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible"), (ii) a combination of separate securities chosen by the Manager in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant ( a "Manufactured Convertible") or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (fixed income component) or a right to acquire equity securities ("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (equity features) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Portfolio's objective than alternate investments. For example, the Manager may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, a Portfolio may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Portfolio created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

CORPORATE LOANS. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rate of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Portfolio may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Portfolio may not recover its investment, or there might be a delay in the Portfolio's recovery. By investing in a corporate loan, a Portfolio becomes a member of the syndicate.
As in the case of junk bonds, the Corporate Loans in which a Portfolio may invest can be expected to provide higher yields than higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Corporate Loans and junk bonds. Corporate Loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the Corporate Loans will be repaid in full. Corporate Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of LIBOR. Consequently, the value of Corporate Loans held by a Portfolio may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for Corporate Loans is not as well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.
A Portfolio may acquire interests in Corporate Loans by means of a novation, assignment or participation. In a novation, a Portfolio would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, a Portfolio may purchase an assignment, in which case the Portfolio may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

DEBT SECURITIES. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Portfolio's investment in that issuer. Credit risk is reduced to the extent a Portfolio limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS. A Portfolio may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (GDRs) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into or for which they may be converted or exchanged.

DERIVATIVES. A Portfolio may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Each Portfolio may use Derivatives for hedging purposes. Certain Portfolios may also use derivatives to seek to enhance returns. The use of a Derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Portfolio invests in a Derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative's cost. No Portfolio may use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

EXCHANGE-TRADED FUNDS. Each Portfolio may invest in Exchange-Traded Funds (ETFs). ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs provide another means, in addition to futures and options on indexes, of including stock index exposure in these Portfolios' investment strategies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.

HEDGING. Hedging is a strategy in which a derivative or security is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that a Portfolio's hedging strategies will be effective or that hedging transactions will be available to a Portfolio. No Portfolio is required to engage in hedging transactions and each Portfolio may choose not to do so.

INDEXED AND INVERSE SECURITIES. A Portfolio may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Portfolio may invest in a security whose value is based on changes in a specific index or that pays interest based on the current value of an interest rate index, such as the prime rate. A Portfolio may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Portfolios may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Portfolio may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities may involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. A Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Portfolio may be required to pay substantial additional margin to maintain the position.)

INITIAL PUBLIC OFFERINGS. Each Portfolio may invest in initial public offerings (IPOs). An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking capital to expand, but can also be done by large privately owned companies looking to become publicly traded.
In an IPO, the issuer obtains the assistance of an underwriting firm, which helps it determine what type of security to issue (common or preferred), best offering price and time to bring it to market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
Investing in IPOs entails risks. Importantly, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. It is difficult to predict what the stock will do on its initial day of trading and in the near future since there is often little historical data with which to analyze the company. Also, most IPOs are of companies going through a transitory growth period, and they are therefore subject to additional uncertainty regarding their future value.

SWAP AGREEMENTS. Certain Portfolios may enter into swap transactions, including but not limited to, interest rate, index, credit default, total return and, to the extent that it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. In addition, certain Portfolios may enter into options on swap agreements (swap options). These swap transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.
Swap agreements are two party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on or calculated with respect to particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index or other investments or instruments.
Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets.
To the extent that a Portfolio enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Portfolio's obligations, if any, with respect to such swaps, accrued on a daily basis. Inasmuch as segregated accounts are established for these hedging transactions, the investment adviser and the Portfolio believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps. The Portfolio will enter into swaps only with parties meeting creditworthiness standards of the investment subadviser. The investment subadviser will monitor the creditworthiness of such parties.

CREDIT DEFAULT SWAP AGREEMENTS AND SIMILAR INSTRUMENTS. Certain Portfolios may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Portfolio generally receives an up front payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Credit default swaps and similar instruments involve greater risks than if a Portfolio had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks. A Portfolio will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

CREDIT LINKED SECURITIES. Among the income producing securities in which a Portfolio may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such a credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive. A Portfolio's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

TOTAL RETURN SWAP AGREEMENTS. Certain Portfolios may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Portfolio's portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Generally, the Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of the Portfolio's obligations will be accrued on a daily basis, and the full amount of the Portfolio's obligations will be segregated by the Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Portfolio initially to make an equivalent direct investment, plus or minus any amount the Portfolio is obligated to pay or is to receive under the total return swap agreement.
Unless otherwise noted, a Portfolio's net obligations in respect of all swap agreements (i.e., the aggregate net amount owed by the Portfolio) is limited to 15% of its net assets.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. A Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short term interest rates.

Types of Options. A Portfolio may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in the over-the-counter markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.
A Portfolio will write only "covered" options. A written option is covered if, so long as a Portfolio is obligated the option, it (1) owns an offsetting position in the underlying security or currency or (2) segregates cash or other liquid assets, in an amount equal to or greater than its obligation under the option.

CALL OPTIONS. A Portfolio may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives a Portfolio the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
Each Portfolio may only write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio either owns an offsetting position in the underlying security or currency, or the Portfolio segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

PUT OPTIONS. A Portfolio may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Portfolio acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Portfolio's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Portfolio also may purchase uncovered put options.
Each Portfolio may write (i.e., sell) put options on the types of securities or instruments that may be held by the Portfolio, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. A Portfolio will receive a premium for writing a put option, which increases the Portfolio's return. A Portfolio will not sell puts if, as a result, more than 25% of the Portfolio's net assets would be required to cover its potential obligations under its hedging and other investment transactions.

FUTURES. A Portfolio may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio is required to deposit collateral (margin) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or a Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.
A Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio entered into futures transactions. A Portfolio may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.
A Portfolio may only write "covered" put and call options on futures contracts. A Portfolio will be considered "covered" with respect to a call option it writes on a futures contract if the Portfolio owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. A Portfolio will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if it segregates for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Portfolio with its custodian with respect to such option). There is no limitation on the amount of a Portfolio's assets that can be segregated.
With respect to futures contracts that are not legally required to "cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to "cash settle," however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.
Each Portfolio has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a "commodity pool operator" under the CEA and each Portfolio is operated so as not to be deemed to be a "commodity pool" under the regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS. A Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Portfolios, to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or committed or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by a Portfolio are considered to constitute hedging transactions and are consistent with the policies described above. No Portfolio will attempt to hedge all of its foreign portfolio positions.

FORWARD FOREIGN EXCHANGE TRANSACTIONS. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Portfolios, to seek to enhance returns. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

CURRENCY FUTURES. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.

CURRENCY OPTIONS. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

LIMITATIONS ON CURRENCY HEDGING. Most Portfolios will not speculate in Currency Instruments although certain Portfolios may use such instruments to seek to enhance returns. Accordingly, a Portfolio will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Portfolio will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

RISK FACTORS IN HEDGING FOREIGN CURRENCY RISKS. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.
In connection with its trading in forward foreign currency contracts, a Portfolio will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Portfolio will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Portfolio of any profit potential or force the Portfolio to cover its commitments for resale, if any, at the then market price and could result in a loss to the Portfolio.
It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Portfolio of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

RISK FACTORS IN DERIVATIVES. Derivatives are volatile and involve significant risks, including:

Counterparty credit risk -- there is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, the Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
A Portfolio intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

FOREIGN INVESTMENT RISKS. Certain Portfolios may invest in foreign equity and/or debt securities. Foreign debt securities include certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

Foreign Market Risk. Portfolios that may invest in foreign securities offer the potential for more diversification than a Portfolio that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets or income back into the United States, or otherwise adversely affect a Portfolio's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk and Exchange Risk. Securities in which a Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Portfolio's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Portfolio management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Portfolio Assets Outside the United States. A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable to that party for any losses incurred.
Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, thereby reducing the amount available for distribution to shareholders.
Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Portfolio to potential losses, which exceed the amount originally invested by the Portfolio. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives. Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Portfolio to ascertain a market value for such instruments. A Portfolio will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.
Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided the Portfolio with a third-party guaranty or other credit enhancement.

DISTRESSED SECURITIES. A Portfolio may invest in securities, including corporate loans purchased in the secondary market, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio or are rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of the Manager of equivalent quality (Distressed Securities). Investment in Distressed Securities is speculative and involves significant risks. Distressed Securities frequently do not produce income while they are outstanding and may require a Portfolio to bear certain extraordinary expenses in order to protect and recover its investment.
A Portfolio will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Portfolio will receive new securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Portfolio makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Portfolio will receive any interest payments on the Distressed Securities, the Portfolio will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Portfolio may be required to bear certain extraordinary expenses to protect and recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Portfolio, there can be no assurance that the securities or other assets received by a Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Portfolio's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Portfolio may be restricted from disposing of such securities.

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio generally may invest up to 15% of its net assets in illiquid securities.. An illiquid security is one that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Portfolio’s net asset value. Illiquid securities include, but are not limited to, certain securities sold in private placements with restrictions on resale and not traded, repurchase agreements maturing in more than seven days, and other investment determined not to be readily marketable. The 15% limit is applied as of the date the Portfolio purchases an illiquid security. It is possible that a Portfolio’s holding of illiquid securities could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to the procedures of the Portfolios. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities. Securities determined to be liquid under these procedures are not subject to the 15% limit.
Investments in illiquid securities involve more risks than investments in similar securities that are readily marketable. Illiquid securities may trade at a discount from comparable, more liquid securities. Investment of a Portfolio's assets in illiquid securities may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio's operations require cash, such as when a Portfolio has net redemptions, and could result in the Portfolio borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Illiquid securities are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Portfolio or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Portfolio may obtain access to material non-public information, which may restrict the Portfolio's ability to conduct transactions in those securities.

INITIAL PUBLIC OFFERING RISK. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

INVESTMENT IN EMERGING MARKETS. Certain Portfolios may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Portfolio's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Portfolio. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Portfolio's acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil have specifically authorized such Portfolios. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the 1940 Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Portfolio to invest indirectly in certain developing countries. New shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such other investment companies. SEE ALSO "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that a Portfolio will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Portfolio's purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. For example, in September 1998, Malaysia imposed currency controls that limited a Portfolio's ability to repatriate proceeds of Malaysian investments. It is possible that Malaysia, or certain other countries may impose similar restrictions or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available to meet redemptions. Depending on a variety of financial factors, the percentage of a Portfolio's portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Portfolio's assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio. For example, Portfolios may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts a Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may restrict a Portfolio's investments in certain foreign banks and other financial institutions.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies, including exchange-traded funds. In accordance with Section 12(d)(1)(A) the 1940 Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Portfolio's total assets may be invested in securities of any investment company. (These limits do not restrict a Feeder Trust from investing all of its assets in shares of its Master Portfolio).

Notwithstanding the limits discussed above, a Portfolio may invest in other investment companies without regard to the limits set forth above, provided that the Portfolio complies with Sections 12(d)(1)(F) and 12(d)(1)(G) and/or Rules 12d1-1, 12d1-2 and 12d1-3 promulgated by the Securities and Exchange Commission under the 1940 Act. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Portfolio acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments in a Portfolio in wholly-owned investment companies created under the laws of certain countries will not be deemed an investment in other investment companies.

JUNK BONDS. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the Manager believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Portfolio. The major risks in junk bond investments include the following:

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Junk bonds are issued by less credit worthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•	The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

•	Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

•	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Portfolio before it matures. If an issuer redeems the junk bonds, a Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

•	Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

•	Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Portfolio's portfolio securities than in the case of securities trading in a more liquid market.

•	A Portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

MONEY MARKET INSTRUMENTS. Certain Portfolios may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of U.S. banks, certificates of deposit, short-term obligations issued or guaranteed by the U.S. Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and foreign branches, by foreign banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and similar agreements issued by, U.S. and foreign corporations.

MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed-income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Portfolio. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Portfolio for its mortgage-backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
To the extent that a Portfolio purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Portfolio buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Portfolio. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.
Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Association (Ginnie Mae), or by government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.

MUNICIPAL SECURITIES. Each Portfolio may, from time to time, invest in municipal bonds including general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. A Portfolio may also invest in municipal notes including tax, revenue and bond anticipation notes which are issued to obtain Portfolios for various public purposes.
Municipal securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is generally eligible for exclusion from federal income tax and, in certain instances, applicable state or local income and personal property taxes. Such securities are traded primarily in the over-the-counter market.
The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called "variable rate" obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Portfolio may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of a Portfolio to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation.
Variable or floating rate securities include participation interests therein and inverse floaters. Floating rate securities normally have a rate of interest that is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate. Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow a Portfolio to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the Portfolio paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever is longer.
An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. For additional information relating to inverse floaters, please see "Indexed and Inverse Securities."

REPURCHASE AGREEMENTS. A Portfolio may invest in securities pursuant to repurchase agreements. A Portfolio will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Portfolio's repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, a Portfolio will require all repurchase agreements to be fully collateralized at all times by cash or other liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
A Portfolio may participate in a joint repurchase agreement account with other investment companies managed by PI pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the Portfolio may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each Portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

DOLLAR ROLLS. Certain Portfolios may enter into dollar rolls. In a dollar roll,a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio will establish a segregated account in which it will maintain cash or other liquid assets, marked to market daily, having a value equal to its obligations in respect of dollar rolls.
Dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities, the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.

SECURITIES LENDING. Consistent with applicable regulatory requirements,a Portfolio may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of a Portfolio do not exceed in the aggregate 33 1/ 3% of the value of a Portfolio's total assets and provided that such loans are callable at any time by a Portfolio and are at all times secured by cash or equivalent collateral (including a line of credit) that is equal to at least 100% of the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividend or interest paid on such securities and a Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. The advantage of such loans is thata Portfolio continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.
A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and a Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of a Portfolio. On termination of the loan, the borrower is required to return the securities to a Portfolio, and any gain or loss in the market price during the loan would inure to a Portfolio. Since voting or consent rights which accompany loaned securities pass to the borrower,a Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect ona Portfolio's investment in the securities which are the subject of the loan.A Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

SHORT SALES AND SHORT SALES AGAINST-THE-BOX. Certain Portfolios may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. When a Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities. The Trust may not be able to limit any losses resulting from share price volatility if the security indefinitely continues to increase in value at such specified time.
A Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, a Portfolio is required to (1) deposit similar collateral with its custodian or otherwise segregate collateral on its records, to the extent that the value of the collateral in the aggregate is at all times equal to at least 100% of the current market value of the security sold short, or (2) a Portfolio must otherwise cover its short position. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security, regarding payment over of any payments received bya Portfolio on such security, a Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer. Because making short sales in securities that it does not own exposes a Portfolio to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual Portfolios that do not make short sales in securities they do not own. A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. There can be no assurance that a Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although a Portfolio's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.
Certain Portfolios may also make short sales against-the-box. A short sale against-the-box is a short sale in which the Portfolio owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities. However, if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated on a Portfolio's records or with its Custodian.

SOVEREIGN DEBT. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government entity's policy towards the International Monetary Portfolio and the political constraints to which a government entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend Portfolios to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to government entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

STANDBY COMMITMENT AGREEMENTS. A Portfolio may enter into standby commitment agreements. These agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. A Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. A Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from any appreciation in the value of the security during the commitment period. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRIPPED SECURITIES. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or "IO" security) and the other to receive the principal payments (the principal only or "PO" security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

STRUCTURED NOTES. Certain Portfolios may invest in structured notes. The values of the structured notes in which a Portfolio will invest may be linked to equity securities or equity indices or other instruments or indices("reference instruments"). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security, instrument,or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).
Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

SUPRANATIONAL ENTITIES. A Portfolio may invest in debt securities of supranational entities . Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. Each Portfolio may temporarily invest without limit in money market instruments, including commercial paper of U.S. corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities, as part of a temporary defensive strategy or to maintain liquidity to meet redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase.
A Portfolio also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Portfolio shares or during periods of portfolio restructuring.

TRACERS and TRAINS. Tradable Custodial Receipts or TRACERS represent an interest in a basket of investment grade corporate credits. Targeted Return Index Securities or TRAINS represent an interest in a basket of high yield securities of varying credit quality. Only the Jennison Value Portfolio may invest in TRAINS. Interests in TRACERS and TRAINS provide a cost-effective alternative to purchasing individual issues.

WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Portfolio a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. No Portfolio has established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.
There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Portfolio's purchase price. The Portfolio may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

U.S. GOVERNMENT SECURITIES. Certain Trust Portfolios may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guarantees do not extend to the yield or value of the securities or a Trust's shares. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government guarantees do not extend to the yield or value of the securities or a Portfolio's shares.
Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Trust Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
Certain Trust Portfolios may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A Trust Portfolio may also invest in custodial receipts held by a third party that are not U.S. Government securities.

ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. Certain Portfolios may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.
A Portfolio accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals. In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Portfolio's portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the income accrued but not yet received. The required distributions will result in an increase in a Portfolio's exposure to such securities.
Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Holders of these types of securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.
In addition to the above described risks, there are certain other risks related to investing in zero coupon, pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Portfolio's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Portfolio's exposure to such securities.

NET ASSET VALUES

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00p.m. New York time). The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust's shares on days when the NYSE is closed but the primary markets for the Trust's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.

The securities held by each Portfolio are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board. The Trust may use fair value pricing if it determines that a market quotation is not reliable based, among other things, on market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside of the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Portfolio determines its NAV.
The Trust may also use fair value pricing with respect to U.S. traded securities if, for example, trading in a particular security is halted and does not resume before a Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security's published or quoted price. If the Trust needs to implement fair value pricing after the NAV publishing deadline but before shares of a Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Portfolio's NAV, we will value the Portfolio's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by a Portfolio as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for a Portfolio's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Portfolio's NAV by short-term traders.

The NAV for each Portfolio is determined by a simple calculation. It’s the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:
Equity securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.
A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.
All Short-term Debt Securities held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Board has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.
For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of PI or a subadviser, does not represent fair value.
Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PI or a subadviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).
Other debt securities — those that are not valued on an amortized cost basis — are valued using an independent pricing service. Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.
Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.
Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

TAXATION

This discussion of federal income tax consequences applies to the Participating Insurance Companies because they are the direct shareholders of each Portfolio. Contract owners should consult their Contract prospectus for information relating to the tax matters applicable to their Contracts. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in a Portfolio, including the application of state and local taxes.
Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio's income, gains, losses, deductions, and credits will be "passed through" pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).
Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in Treasury regulations. For purposes of these alternative diversification tests, a segregated asset account investing in shares of a partnership will be entitled to "look-through" the partnership to its pro rata portion of the partnership's assets, provided the partnership satisfies certain conditions relating to the ownership of its interests. The Trust intends to satisfy these ownership conditions. Further, the Trust intends that each Portfolio separately will be adequately diversified. Accordingly, a segregated asset account investing solely in shares of a Portfolio will be adequately diversified, and a segregated asset account investing in shares of one or more Trust Portfolios and shares of other adequately diversified funds generally will be adequately diversified.
The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI, and is subject to change by legislative or administrative action. A description of other tax considerations generally affecting the Portfolios and its shareholders is found in the section of the Prospectus entitled "Federal Income Taxes." No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their respective shareholders. No attempt is made to present a detailed explanation of state or local tax matters. The discussion herein and in the Prospectus is not intended as a substitute for careful tax planning.

DISCLOSURE OF PORTFOLIO HOLDINGS

General. Each Portfolio's portfolio holdings as of the end of the second and fourth fiscal quarters are made public, as required by law, in the Trust's annual and semi-annual reports. These reports are filed with the Commission on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. The Trust's annual and semi-annual reports are posted on the Trust's website. Each Portfolio's portfolio holdings as of the end of the first and third fiscal quarters are made public and filed with the Commission on Form N-Q within 60 days after the end of the Portfolio's first and third fiscal quarters. In addition, the Trust may provide a full list of each Portfolio's portfolio holdings as of the end of each month on its website no sooner than approximately three business days prior to the end of the following month. The Trust may also release each Portfolio's top ten holdings, sector and country breakdowns, and largest industries on a quarterly or monthly basis, with the information as of a date 15 days prior to the release. Such information will be posted on the Trust's website. The Trust may also provide a percentage breakdown of the AST Quantitative Modeling Portfolio’s assets that are invested in equity underlying portfolios versus debt-money market underlying portfolios. Such summary holdings information for the AST Quantitative Modeling Portfolio would be provided as of the 15th day of each month and the last day of each month, with such information as of a date at least five calendar days prior to its release. If the 15th day or the last day of any particular month was a non-business day, such summary holdings information for the AST Quantitative Modeling Portfolio would be provided as of the immediately preceding business day.

Procedures for Release of Portfolio Holdings Information:

1. A request for release of Portfolio holdings shall be provided by such third party setting forth a legitimate business purpose for such release which shall specify the Portfolio, the terms of such release, and frequency (e.g., level of detail staleness). The request shall address whether there are any conflicts of interest between the Portfolio and the investment adviser, sub-adviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Portfolio.
2. The request shall be forwarded to the Chief Compliance Officer of the Trust, or his delegate, for review and approval.
3. A confidentiality agreement in the form approved by an officer of the Trust must be executed with the recipient of the Portfolio holdings information.
4. An officer of the Portfolio shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.
5. Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of Portfolio holdings information.
6. PI's Fund Administration Department shall arrange for the release of Portfolio holdings information by the Portfolio's custodian bank(s).

As of the date of this Statement of Additional Information, the Trust will provide:
1. Traditional External Recipients/Vendors

•	Neuberger Berman Fixed Income uses a third party called Syntel Inc. to assist with the reconciliation process.

•	Full holdings on a daily basis to RiskMetrics Group, Broadridge and Glass, Lewis & Co (proxy voting administrator/agents) at the end of each day;

•	Full holdings on a daily basis to RickMetrics Group (securities class action claims services administrator) at the end of each day;

•	Full holdings on a daily basis to each Portfolio's Subadviser(s) (as identified n the Trust's prospectus), Custodian Bank, sub-custodian (Citibank, NA (foreign sub-custodian)) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a Portfolio has more than one Subadviser, each Subadviser receives holdings information only with respect to the "sleeve" or segment of the Portfolio for which the Subadviser has responsibility;

•	Full holdings to a Portfolio's independent registered public accounting firm (__________) as soon as practicable following the Portfolio's fiscal year-end or on an as-needed basis; and

•	Full holdings to financial printers (RR Donnelly and/or VG Reed, as applicable) as soon as practicable following the end of a Portfolio's quarterly, semi-annual and annual period ends.

2. Analytical Service Providers

•	Portfolio trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Portfolio's fiscal quarter-end;

•	Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•	Full holdings on a daily basis to FactSet Research Systems, Inc. and Lipper, Inc. (analytical services/investment research providers) at the end of each day;

•	Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Funds and selected Prudential Investments Funds only);

•	Full holdings on a quarterly basis to Plexus (review of brokerage transactions) as soon as practicable following a Portfolio's fiscal quarter-end;

•	Full holdings on a monthly basis to Advanced Quantitative Consulting (AQC) (attribution analysis) (AST Academic Strategies Asset Allocation Portfolio only) as soon as practicable following the close of each calendar month;

•	Full holdings on a daily basis to Brown Brothers Harriman & Co. (certain operational functions) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day;

•	Full holdings on a daily basis to Investment Technology Group, Inc. (analytical services) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day;

•	Full holdings on a daily basis to Markit WSO Corporation (certain operational functions) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day;

•	Full holdings on a daily basis to State Street Bank and Trust Company (certain operational functions) (AST Wellington Management Hedged Equity Portfolio only) at the end of each day.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Trust's Chief Compliance Officer and PI's Law Department on an annual basis.
In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential, which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.
In no instance may the Manager or the Trust receive any compensation or consideration in exchange for the portfolio holdings information.
The Board has approved PI's Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The Board has delegated oversight of the Trust's disclosure of portfolio holdings to the Chief Compliance Officer.
Arrangements pursuant to which the Trust discloses non-public information with respect to its portfolio holdings do not provide for any compensation in return for the disclosure of the information.
There can be no assurance that the Trust's policies and procedures on portfolio holdings information will protect the Trust from the potential misuse of such information by individuals or entities that come into possession of the information.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Trust's Chief Compliance Officer and PI's Law Department on an annual basis.
In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.
In no instance may the Investment Adviser or the Trust receive any compensation or consideration in exchange for the portfolio holdings information.
The Board has approved PI's Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The Board has delegated oversight over the Trust's disclosure of portfolio holdings to the Chief Compliance Officer.
No assurance can be given that the Trust's policies and procedures on portfolio holdings information will protect a Portfolio from the potential misuse of such information by individuals or entities that come into possession of the information.

PROXY VOTING

The Board has delegated to the Trust's investment manager, PI, the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Portfolio. The Trust authorizes the Manager to delegate, in whole or in part, its proxy voting authority to its investment subadviser or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for each Portfolio. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of each Portfolio should a proxy issue potentially implicate a conflict of interest between a Portfolio and the Manager or its affiliates.
The Manager delegates to the Subadvisers for the Portfolio the responsibility for voting each Portfolio's proxies. Each Subadviser is expected to identify and seek to obtain the optimal benefit for the Portfolio it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of a Portfolio and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Portfolio and the interests of the Subadviser or its affiliates.
The Manager and the Board expect that each Subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Commission. Information regarding how each Portfolio of the Trust voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available on the internet at www.prudentialfunds.com and on the Commission's website at www.sec.gov.

CODES OF ETHICS

The Board has adopted a Code of Ethics. In addition, the Manager, investment subadviser(s) and Distributor have each adopted a Code of Ethics (the Codes). The Codes apply to access persons (generally, persons who have access to information about a Portfolio's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Portfolio. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Portfolio is making such investments. The Codes are on public file with, and are available from, the Commission.

APPENDIX I: DESCRIPTION OF CERTAIN DEBT SECURITIES RATINGS

STANDARD & POOR'S RATINGS SERVICES (S&P)

Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories

Commercial Paper Ratings

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings
An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

•	Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on Portfolios employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

FITCH, INC.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

APPENDIX II: DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

Bradford & Marzec LLC

Proxy Policies. Not Applicable. As a fixed income-only manager, the firm is unable to actively participate in corporate governance issues and proxy voting, as these are procedures extended to equity holders.

Brown Advisory, LLC

Brown Advisory shall vote proxies consistent with its Proxy Policy, a summary of which follows. Generally, the firm’s research analysts vote actively recommended issuers and obtain research from a proxy service for recommendations for voting proxies of all other issues. Clients may, at any time, opt to change voting authorization. Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will forward such materials to the party identified by client.
Routine Matters

Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. However, the position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the client.

Election of Directors: Proxies shall be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions shall be supported because it is important for companies to be able to attract qualified candidates.
Appointment of Auditors: Management recommendations shall generally be supported.

Changes in State of Incorporation or Capital Structure: Management recommendations about re-incorporation shall be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the client.

Non-Routine Matters

Corporate Restructurings, Mergers and Acquisitions: These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights: Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

Anti-takeover Issues: Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the firm.

Executive Compensation: Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

Social and Political Issues: These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

Conflicts of Interest
A “conflict of interest,” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters Consistent with Policy. The firm may vote proxies for routine matters as required by this Policy.

Immaterial Conflicts: The firm may vote proxies for non-routine matters consistent with this Policy if it determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the firm’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters: If the firm believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by this Policy, the firm may abstain. The firm may also abstain from voting proxies in other circumstances, including, for example, if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

C.S. McKee, LP

Objective

The objective of C.S. McKee’s proxy voting process is to maximize the long-term investment performance of its clients.

Policy

It is C.S. McKee’s policy to vote all proxy proposals in accordance with management recommendations except in instances where the effect of particular resolutions could adversely affect shareholder value. In such cases, it is C.S. McKee’s policy to vote against these proposals. Examples of proposals which could negatively impact shareholder interests include, but are not limited to the following:
1.      Anti-takeover amendments such as fair price provisions and staggered board provisions.
2.     Poison pill provisions designed to discourage another entity from seeking control.
3.     Greenmail attempts.
4.     Golden parachutes and related management entrenchment measures.
5.     Oversized stock option grants, strike price revisions.
Procedure

C.S. McKee’s procedure for processing proxy statements is as follows:
1. Upon receipt, all proxy material will be forwarded to the Investment Administrative Assistant for his/her review. Specifically, proxies will be reviewed for material conflict of interest and in such cases will be addressed by the Compliance Department to ensure that resolutions are voted in the best interest of shareholders.
2. If the proxy proposals are routine and contain no proposals adverse to the investment interests of our clients, the Investment Administrative Assistant will vote the resolutions in favor of management. The vote will be reviewed and signed by the Chief Investment Officer, or in his/her absence, by the senior equity portfolio manager.
3. If non-routine proposals or proposals considered to have a potentially negative investment performance impact are discovered, the Chief Investment Officer will review the particular resolutions thoroughly with the equity manager responsible for the investment.
4. After this review, if the Chief Investment Officer determines that specific proposals could have a negative investment performance effect, he will vote against those proposals.
5. The Chief Investment Officer will review any exceptional provisions which are of significant investment interest with the Chief Executive Officer before voting on those issues.
6. Copies of all proxy material, along with our voting record, will be maintained by the Investment Administrative Assistant.
7. The Chief Investment Officer will review our proxy voting record with the Chief Executive Officer annually, or more often if necessary.

EARNEST PARTNERS LLC

Proxy Policies

As a general rule, EARNEST Partners (“EARNEST”) will vote against actions which would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. A partial list of issues that may require special attention are as follows: classified boards, change of state of incorporation, poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger, executive severance agreements, and provisions limiting shareholder rights.

In addition, the following will generally be adhered to unless EARNEST is instructed otherwise in writing by the Client:

•	EARNEST will not actively engage in conduct that involves an attempt to change or influence the control of a portfolio company.

•	EARNEST will not announce its voting intentions or the reasons for a particular vote.

•	EARNEST will not participate in a proxy solicitation or otherwise seek proxy voting authority from any other portfolio company shareholder.

•	EARNEST will not act in concert with any other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

•

All communications with portfolio companies or fellow shareholders will be for the sole purpose of expressing and discussing EARNEST’s concerns for its Clients’ interests and not in an attempt to influence the control of management.

Proxy Procedures

EARNEST has designated a Proxy Director. The Proxy Director will consider each issue presented on each portfolio company proxy. The Proxy Director will also use available resources, including proxy evaluation services, to assist in the analysis of proxy issues. Proxy issues presented to the Proxy Director will be voted in accordance with the judgment of the Proxy Director, taking into account the general policies outlined above and EARNEST’s Proxy Voting Guidelines (currently ISS Taft-Hartley Advisory Services Proxy Voting Guidelines). Therefore, it is possible that actual votes may differ from these general policies and EARNEST’s Proxy Voting Guidelines. In the case where EARNEST believes it has a material conflict of interest with a Client, the Proxy Director will utilize the services of outside third party professionals (currently ISS Taft-Hartley Advisory Services) to assist in its analysis of voting issues and the actual voting of proxies to ensure that a decision to vote the proxies was based on the Client’s best interest and was not the product of a conflict of interest. In general, ISS Taft-Hartley Advisory Services Proxy Voting Guidelines are based on a worker-owner view of long-term corporate value and conform to the AFL-CIO proxy voting policy. In the event the services of an outside third party professional are not available in connection with a conflict of interest, EARNEST will seek the advice of the Client.
A detailed description of EARNEST’s specific Proxy Voting Guidelines will be furnished upon written request. You may also obtain information about how EARNEST has voted with respect to portfolio company securities by calling, writing, or emailing us at:

EARNEST Partners
1180 Peachtree Street NE, Suite 2300
Atlanta, GA 30309
invest@earnestpartners.com
(404) 815-8772

EARNEST reserves the right to change these policies and procedures at any time without notice.

Epoch Investment Partners, Inc.

Epoch votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. Epoch will not respond to proxy solicitor requests unless Epoch determines that it is in the best interest of clients to do so.

Epoch does not complete proofs-of-claim on behalf of clients for current or historical holdings; however, Epoch will assist clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of Epoch.

In light of Epoch’s fiduciary duty to its clients, and given the complexity of the issues that may be raised in connection with proxy votes, the firm has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the firm include in-depth research, voting recommendations, vote execution and recordkeeping. Notwithstanding the foregoing, the firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its clients. In the event that judgment differs from that of ISS, the firm will memorialize the reasons supporting that judgment and retain a copy of those records for the firm’s files. Additionally, the CCO will periodically review the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voting consistent with the firm’s fiduciary duties.

Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, neither Epoch nor ISS will be allowed to vote proxies on behalf of Clients when those clients have adopted a securities lending program. The firm recognizes that clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that the firm becomes aware of a proxy voting matter that would enhance the economic value of the client’s position and that position is lent out, the firm will make reasonable efforts to inform the client that neither the firm nor ISS is able to vote the proxy until the client recalls the lent security.

In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, the firm retains the right to vote or not, based on the determination of the firm’s investment personnel. If the decision is made to vote, the firm will process votes through Risk-Metrics unless other action is required as detailed in this policy.

Procedures for Specific Conflicts of Interest

Conflict Scenario 1: In the event that Epoch intends to deviate from the proxy voting recommendation of RiskMetrics and if an EPHC Board Member is also a board member of the public company with the proxy being voted upon, then Epoch shall bring the proxy voting issue to the attention of affected Clients for guidance on how to vote the proxy.

Conflict Scenario 2: In the event that Epoch intends to deviate from the proxy voting recommendation of RiskMetrics and where the public company is an entity that Epoch has a significant business relationship, then Epoch shall bring the proxy voting issue to the attention of affected Clients for guidance on how to vote the proxy.

For the purpose of this policy, a “significant business relationship” means (a) a broker-dealer that comprises 10 percent or more of the firm’s total dollar amount of transaction flow for the prior 12 months; (b) a firm that is the sponsor of a wrap program or managed account platform for which Epoch is currently a manager but only to the extent that firm’s revenue from such program or platform exceeds 10% of the firm’s total revenue; (c) a Client that is a public company that has retained the firm as an investment manager and the Client has at least $50 million in assets under management with the firm; and (d) a Client that is a 401(k) plan or defined benefit plan for a public company that has retained the firm as an investment manager and the Client has at least $50 million in assets under management with the firm.

Procedures for Proxy Solicitation

In the event that any officer or employee of Epoch receives a request to reveal or disclose of Epoch’s voting intention on a specific proxy event, then the officer or employee must forward the solicitation onto the Chief Compliance Officer.

Procedures for ISS Policy Selection

Epoch applies the various country specific benchmark guidelines for all accounts unless specifically instructed to apply other criteria by the client. A list of the benchmark guidelines is provided in Attachment A.

Procedures for Voting Disclosure

Upon request, Epoch will provide clients with their specific proxy voting history.

Recordkeeping

Epoch must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The firm will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•

The Client Service group will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•

Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.

Proxy voting records:

•	The proxy voting record periodically provided by RiskMetrics.

•	Documents prepared or created by Epoch that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

The CCO will ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

Security Investors, LLC

SGI’s Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in the best interests of the applicable fund client.

SGI has adopted Proxy Voting Guidelines which it uses in voting specific proposals. However, the vote entered on a particular fund’s behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of such fund. In addition, the manner in which specific proposals are to be voted may differ based on the type of fund involved. For example, a specific proposal may be considered on a case-by-case basis for one fund, while all other funds may always vote in favor of the proposal. The Proxy Voting Guidelines cannot provide an exhaustive list of all the issues that may arise, nor can SGI anticipate all future situations. The Guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, mergers and corporate restructuring, and social and corporate policy issues.
SGI has delegated to an independent third party (the “Service Provider”) the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies SGI of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e., proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which SGI has indicated that a decision will be made on a case-by-case basis), and SGI then directs the Service Provider how to vote on that particular proposal.

SGI may occasionally be subject to conflicts of interest in the voting of proxies. Accordingly each has adopted procedures to identify potential conflicts and to ensure that the vote made is in the best interest of the particular fund and is not a result of the conflict.

Pursuant to such procedures, SGI may resolve a conflict in a variety of ways, including the following: voting in accordance with its established voting guidelines; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; or abstaining. Ultimately, if SGI cannot resolve a conflict of interest, it will seek guidance from the board of directors/Trustees of the relevant fund.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically a fund’s custodian bank. SGI may be unable to vote or may determine not to vote a proxy on behalf of one or more funds. For example, SGI will generally abstain from voting a proxy in circumstances where, in its respective judgment, the costs exceed the expected benefits to the relevant fund.

Thompson, Siegel & Walmsley LLC

Thompson, Siegel & Walmsley LLC (TS&W) acknowledges it has a fiduciary obligation to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that proxies for domestic and foreign stock holdings are voted in the best interest of our clients on a best efforts basis. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our “clients”). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. TS&W has retained the services of Institutional Shareholder Services (ISS). ISS is a Registered Investment Adviser under the Investment Advisers Act of 1940. As a leading provider of proxy voting and corporate governance services with 20+ years of experience, ISS serves more than 1,700 institutions. ISS’s core business is to analyze proxies and issue informed research and objective vote recommendations for more than 38,000 companies across 115 markets worldwide. ISS provides TS&W proxy proposal research and voting recommendations and votes accounts on TS&W’s behalf under the guidance of ISS’s standard voting guidelines which include:

• Operational Issues	• Corporate Responsibility
• Board of Directors	• Consumer Issues and Public Safety
• Proxy Contests	• Environment and Energy
• Anti-takeover Defenses and Voting Related Issues	• General Corporate Issues
• Mergers and Corporate Restructurings	• Labor Standards and Human Rights
• State of Incorporation	• Military Business
• Capital Structure	• Workplace Diversity
• Executive & Director Compensation	• Mutual Fund Proxies
• Equity Compensation Plans
• Specific Treatment of Certain Award Types in Equity Plan Evaluations
• Other Compensation Proposals & Policies
• Shareholder Proposals on Compensation

TS&W’s proxy coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TS&W’s general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

Routine and/or non-controversial, general corporate governance issues are normally voted with management; this would include the Approval of Independent Auditors.
Occasionally, ISS may vote against management’s proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders’ present or future value. From time to time TS&W will receive and act upon the client’s specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W and ISS will examine each issue solely from an economic perspective.
A complete summary of ISS’s voting guidelines, domestic & foreign, are available at: http://www.issgovernance.com/policy/2011/policy_information

Conflicts of Interest:

Occasions may arise during the voting process in which the best interests of the clients conflicts with TS&W’s interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TS&W.

Proxy Voting Process:

•

Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TS&W retains authority to override the votes (before cut-off date) if they disagree with the vote recommendation.

•	The Proxy Coordinator will monitor the voting process at ISS via Proxy Exchange website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.

•	For proxies not received at ISS, TS&W and ISS will make a best efforts attempt to receive ballots from the clients’ custodian.

•	TS&W will be responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring.

•	Associate Portfolio Manager (proxy oversight representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email. TS&W has the ability to override vote instructions, and the Associate Portfolio Manager will consult with TS&W’s Investment Policy Committee or product managers in these types of situations.

•	All proxies are voted solely in the best interest of clients.

•	Proactive communication takes place via regular meetings with ISS’s Client Relations Team.

Practical Limitations Relating to Proxy Voting:

While TS&W uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for TS&W to do so. Identifiable circumstances include:

•	Limited Value. TS&W may abstain from voting in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder.

•	Unjustifiable Cost. TS&W may abstain from voting when the costs of or disadvantages resulting from voting, in TS&W’s judgment, outweigh the economic benefits of voting.

•	Securities Lending. Certain of TS&W’s clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because TS&W generally is not aware of when a security may be on loan, it does not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted and TS&W may not be able fully to reconcile the securities held at record date with the securities actually voted.

•	Failure to Receive Proxy Statements. TS&W may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.

Proxy Voting Records & Reports:

•

The proxy information is maintained by ISS on TS&W’s behalf and includes the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the proxy was voted (for, against, abstained), (viii) whether the proxy was voted for or against management, and (ix) documentation materials to make the decision. TS&W’s Proxy Coordinator coordinates retrieval and report production as required or requested.

•

Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling us toll free at (800) 697-1056.

Franklin Advisers, Inc.
Franklin Mutual Advisers, LLC
Templeton Global Advisors Limited

Each Franklin Templeton Subadviser has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon each Franklin Templeton Subadviser’s instructions and/or policies. Each Franklin Templeton Subadviser votes proxies solely in the interests of the relevant fund and its shareholders.
To assist it in analyzing proxies, each Franklin Templeton Subadviser subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, each Franklin Templeton Subadviser subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, each Franklin Templeton Subadviser does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of its ultimate decision. As a matter of policy, the officers, directors/trustees and employees of each Franklin Templeton Subadviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the relevant fund and its shareholders. Efforts are made to resolve all conflicts in the interests of each Franklin Templeton Subadviser’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the relevant fund with the recommendation from the relevant Franklin Templeton Subadviser regarding the vote for approval. If the conflict is not resolved by the relevant fund, the Proxy Group may refer the matter, along with the recommended course of action by the relevant Franklin Templeton Subadviser, if any, to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the relevant Franklin Templeton Subadviser), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the relevant fund. Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the relevant fund, such as the board or a committee of the board.
Where a material conflict of interest has been identified, but the items on which the Franklin Templeton Subadviser’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Franklin Templeton Subadviser rather than sending the proxy directly to the relevant fund for approval.
To avoid certain potential conflicts of interest, each Franklin Templeton Subadviser will employ echo voting, if possible, in the following instances: (1) when the relevant fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E), (F), or (G) of the 1940 Act, the rules thereunder, or pursuant to any SEC exemptive orders thereunder; (2) when the relevant fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the relevant fund’s governing documents or applicable law. Echo voting means that the Franklin Templeton Subadviser will vote the shares in the same proportion as the vote of all of the other holders of such fund’s shares.
The recommendation of management on any issue is a factor that each Franklin Templeton Subadviser considers in determining how proxies should be voted. However, the Franklin Templeton Subadviser does not consider recommendations from management to be determinative of its ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the Franklin Templeton Subadviser will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Proxy Voting Policies and Principles

Each Franklin Templeton Subadviser has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the relevant Franklin Templeton Subadviser cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors.   Each Franklin Templeton Subadviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Each Franklin Templeton Subadviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Each Franklin Templeton Subadviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Each Franklin Templeton Subadviser will review the issue of separating Chairman and CEO positions as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies.   Each Franklin Templeton Subadviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, each Franklin Templeton Subadviser will examine proposals relating to non-audit relationships and non-audit fees. Each Franklin Templeton Subadviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation.   A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Each Franklin Templeton Subadviser believes that executive compensation should be directly linked to the performance of the company. Each Franklin Templeton Subadviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. Each Franklin Templeton Subadviser will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Each Franklin Templeton Subadviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. Each Franklin Templeton Subadviser will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

Anti-takeover mechanisms and related issues.   Each Franklin Templeton Subadviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the relevant Franklin Templeton Subadviser will conduct an independent review of each anti-takeover proposal. On occasion, the relevant Franklin Templeton Subadviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the relevant fund or its shareholders’ interests. Each Franklin Templeton Subadviser generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the Franklin Templeton Subadvisers will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. Each Franklin Templeton Subadviser generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Each Franklin Templeton Subadviser generally supports “fair price” provisions and confidential voting.

Changes to capital structure.   Each Franklin Templeton Subadviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Each Franklin Templeton Subadviser will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Each Franklin Templeton Subadviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Each Franklin Templeton Subadviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring.   Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Each Franklin Templeton Subadviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues.   Each Franklin Templeton Subadviser will generally give management discretion with regard to social, environmental and ethical issues, although the relevant Franklin Templeton Subadviser may vote in favor of those that are believed to have significant economic benefits or implications for the relevant fund and its shareholders.

Global corporate governance.   Many of the tenets discussed above are applied to each Franklin Templeton Subadviser's proxy voting decisions for international investments. However, each Franklin Templeton Subadviser must be flexible in these instances and must be mindful of the varied market practices of each region.

Each Franklin Templeton Subadviser will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the relevant Franklin Templeton Subadviser cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the relevant Franklin Templeton Subadviser may determine that it is not in the best interests of the applicable fund to recall the security for voting purposes. Also, the relevant Franklin Templeton Subadviser may abstain from voting under certain circumstances or vote against items such as “Other Business” when it is not given adequate information from the company.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

The information in this Supplement to the Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Supplement to the Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ADVANCED SERIES TRUST

PROSPECTUS DATED MAY 1, 2011

SUPPLEMENT DATED [__________ __, 2012]

This supplement sets forth changes to the Prospectus, dated May 1, 2011 (the Prospectus), of Advanced Series Trust (the Trust). The Portfolio of the Trust discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

Changes relating to AST CLS Growth Asset Allocation Portfolio
(To be Renamed AST Schroders Global Tactical Portfolio Effective on or About April 30, 2012)
The beneficial shareholders of the AST CLS Growth Asset Allocation Portfolio (the AST CLS Portfolio) recently approved an increase in the investment management fee rate paid to the Investment Managers by the Portfolio. As a result, the contractual investment management fee rate for the Portfolio will increase from 0.30% to 0.95% of the Portfolio's average daily net assets. The Investment Managers proposed the above-referenced increase in the investment management fee rate in order to be able to retain Schroder Investment Management North America Inc. (Schroders) and Schroder Investment Management North America Ltd. (SIMNA Ltd. and, together with Schroders, the New Subadvisers) as subadvisers for the Portfolio. Such subadvisory arrangements are expected to become effective on or about April 30, 2012. In connection therewith, also on or about April 30, 2012: (i) the Investment Managers will terminate CLS Investments, LLC as the subadviser for the AST CLS Portfolio; (ii) the New Subadvisers will begin to implement a new investment strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST CLS Growth Asset Allocation Portfolio to the AST Schroders Global Tactical Portfolio (the AST Schroders Portfolio or the Portfolio); and (iv) certain changes to the Portfolio's investment objective, performance benchmark, and non-fundamental investment policies will become effective.

The AST CLS Portfolio currently operates as a fund-of-funds. Under normal circumstances, the AST CLS Portfolio invests approximately 90% of its assets in other portfolios of the Trust and approximately 10% of its assets in exchange-traded funds (ETFs) rather than investing directly in equity and fixed-income securities and other financial instruments. Upon effectiveness of these changes, the Portfolio will no longer operate as a fund-of-funds. Instead, the New Subadvisers will purchase and sell equity and debt securities and other financial instruments to implement the various investment strategies described below. The AST Schroders Portfolio will, however, remain an asset allocation investment vehicle. These changes, which are expected to become effective on or about April 30, 2012, are summarized below.

Current Non-Fundamental Investment Policy of AST CLS Growth Asset Allocation Portfolio	Proposed Non-Fundamental Investment Policy of AST Schroders Global Tactical Portfolio
Investment Objective: Highest potential total return consistent with its specified level of risk tolerance	Investment Objective: To outperform its blended performance benchmark.
Fund-of-Funds: Under normal circumstances, the CLS Portfolio invests approximately 90% of its assets in other portfolios of the Trust and up to 10% of its assets in ETFs.	Fund-of-Funds: Termination of policy. The AST Schroders Portfolio may, however, invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder.
Blended Performance Benchmark: Russell 3000 Index: 60% MSCI EAFE Index: 10% Barclays Capital U.S. Aggregate Bond Index: 30%	Blended Performance Benchmark: Russell 3000 Index: 45% MSCI EAFE Index (USD Hedged): 12.5% MSCI EAFE Index (Local): 12.5% Barclays Capital U.S. Aggregate Bond Index: 30%

All references to the current AST CLS Growth Asset Allocation Portfolio are hereby deemed deleted from the Prospectus as of the retention of the New Subadvisers and their implementation of a new investment strategy for the Portfolio. The new investment strategy to be implemented by the New Subadvisers and the principal risks associated with an investment in the AST Schroders Portfolio are described below. Depending upon market, economic, and financial conditions as of April 30, 2012 and the Trust's ability to implement certain legal agreements and custody arrangements, it may take several weeks for the New Subadvisers to fully implement their investment strategies for the AST Schroders Portfolio.

A. The section of the Prospectus entitled “Summary: AST CLS Growth Asset Allocation Portfolio” is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

SUMMARY: AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the AST Schroders Global Tactical Portfolio (the AST Schroders Portfolio or the Portfolio) is to outperform its blended performance benchmark.

PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together the contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses*	0.14%
Acquired Fund Fees and Expenses**	0.15%
Total Annual Portfolio Operating Expenses	1.24%

Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AST Schroders Global Tactical Portfolio*	$126	$393	$681	$1,500

*The AST Schroders Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of $1.7 billion for the Portfolio (i.e., the approximate amount of the Portfolio’s net assets as of October 31, 2011) for the fiscal year ending December 31, 2012.
**The AST Schroders Portfolio may, from time to time, invest in ETFs and other registered investment companies (collectively, the Underlying Portfolios). As a result, the Portfolio will indirectly incur a pro rata portion of the fees and expenses of the relevant Underlying Portfolios. The expenses shown under “Acquired Fund Fees and Expenses” represent a weighted average of the expense ratios of those Underlying Portfolios based upon the Portfolio’s expected initial holdings of such Underlying Portfolios. The Manager has voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio's "Acquired Fund Fees and Expenses" exceed 0.20% of the Portfolio's average daily net assets. For purposes of applying this voluntary expense cap, "Acquired Fund Fees and Expenses" shall not include, and the Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, and extraordinary expenses incurred by the relevant Underlying Portfolios. This arrangement will be monitored and applied daily based upon the Portfolio's then current holdings of the Underlying Portfolios and the expense ratios of the relevant Underlying Portfolios as of their most recent fiscal year end.

Portfolio Turnover. The AST Schroders Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was [_____]% of the average value of its portfolio. As described above, the Portfolio was known as the AST CLS Growth Asset Allocation Portfolio during the most recent fiscal year ended December 31. As a result, the portfolio turnover figure above reflects the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the AST Schroders Portfolio’s current subadvisers, investment objective, policies, strategy, and expense structure.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The AST Schroders Portfolio is a multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities, high yield or “junk” bonds, ETFs and other registered investment companies (collectively, the Underlying Portfolios), and various types of derivative instruments. The Portfolio allocates its assets among various regions and countries throughout the world, including the United States (but in no less than three countries). The New Subadvisers use various investment strategies, currency hedging, and a global tactical asset allocation strategy in order to help the Portfolio achieve its investment objective.

Under normal circumstances, approximately 70% of the AST Schroders Portfolio’s net assets will be invested to provide exposure to equity securities and approximately 30% of its net assets will be invested to provide exposure to fixed-income securities. Depending on market conditions, such equity exposure may range between 60-80% of the Portfolio's net assets and such fixed-income exposure may range between 20-40% of its net assets. Such exposures may be obtained through: (i) the purchase of “physical” securities (e.g., common stocks, bonds, etc.), (ii) the use of derivatives (e.g., futures contracts, currency forwards, etc.), and (iii) the purchase of Underlying Portfolios. The AST Schroders Portfolio may also invest up to 5% of its net assets in alternative investments. More specific information regarding the Portfolio's minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below. Such exposures are preliminary and subject to change at any time.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Domestic Equities	35%	45%	55%*
International Equities+	15%	25%	30%*
Investment Grade Bonds	20%	28%	40%**
High Yield or “Junk” Bonds	0%	2%	10%**
Alternatives	0%	0%	5%

_____

+ Under normal circumstances, the New Subadvisers will hedge approximately one-half of the foreign currency exposure resulting from the AST Schroders Portfolio’s international equity investments back into the U.S. dollar. The New Subadvisers will not, however, be required to engage in such hedging and may also hedge a different portion or all of the AST Schroders Portfolio’s foreign currency exposure in connection with these investments. In addition, no more than 15% of the Portfolio’s assets may be invested in issuers located in emerging market countries.
* Notwithstanding the individual maximum exposures for domestic equities (i.e., 55%) and international equities (i.e., 30%), the maximum combined exposure to equities is 80% of the AST Schroders Portfolio's net assets.
** Notwithstanding the individual maximum exposures for investment grade bonds (i.e., 40%) and high yield or “junk” bonds (i.e., 10%), the maximum combined exposure to fixed-income securities is 40% of the AST Schroders Portfolio's net assets.

Principal Risks of Investing in the AST Schroders Portfolio.  The risks identified below are the principal risks of investing in the AST Schroders Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST Schroders Portfolio. An investment in the AST Schroders Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST Schroders Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The AST Schroders Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain “guaranteed minimum accumulation benefit” programs and certain “guaranteed minimum withdrawal benefit” programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the New Subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the AST Schroders Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the AST Schroders Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the AST Schroders Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the AST Schroders Portfolio (i.e., the AST Schroders Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the AST Schroders Portfolio compared to other similar funds.

Commodity risk. A commodity-linked derivative instrument is an financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under “Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio’s daily average net assets does not reach the projected level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the New Subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real estate risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Past Performance. Prior to April 30, 2012, the Portfolio was known as the AST CLS Growth Asset Allocation Portfolio. Effective April 30, 2012, the Portfolio added new subadvisers, changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio’s current subadvisers, investment objective, policies, strategy, and expense structure.

A number of factors, including risk, affected how the former AST CLS Growth Asset Allocation Portfolio performed. The bar chart and table provides some indication of the risks of investing in the former AST CLS Growth Asset Allocation Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 3 years, and since inception of the Portfolio compared with those of a broad measure of market performance. Past performance does not mean that the former AST CLS Growth Asset Allocation Portfolio or the current AST Schroders Global Tactical Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the AST CLS Growth Asset Allocation Portfolio's average annual returns compared to the returns of a custom blended stock index which includes the stocks of companies with similar investment objectives. The AST CLS Growth Asset Allocation Portfolio's custom blended stock index consists of the Russell 3000 Index (60%), MSCI EAFE Index (10%), and the Barclays Capital Aggregate Bond Index (30%). The Investment Managers determined the weight of each index comprising the blended indexes.

Average Annual Returns
[Bar Chart and Other Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]

Average Annual Total Returns (For the periods ended December 31, 2011)

Portfolio	1 Year	3 Years	Since Inception (11/19/07)
Index	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]
Blended Index (reflects no deduction for fees, expenses or taxes)	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]

MANAGEMENT OF THE AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

Investment Managers: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: Schroder Investment Management North America Inc. (Schroders) and Schroder Investment Management North America Ltd. (SIMNA Ltd.)
Portfolio Manager	Title with Schroders	Service Date with Portfolio
Johanna Kyrklund, CFA	Head of Multi Asset Investment	April 2012
Philip Chandler, CFA	Portfolio Manager	April 2012
Aymeric Forest, CFA	Portfolio Manager	April 2012

TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are "passed through" pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the issuing insurance company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

B. The following information is added at the end of the section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest” in order to reflect the changes described above.

Investment Objective of the Portfolio. The investment objective of the AST Schroders Portfolio is to outperform its blended performance benchmark. This investment objective is not a fundamental investment policy for the AST Schroders Portfolio and, therefore, may be changed by the Board of Trustees of the Trust (the Board) without shareholder approval. No assurance can be given that the AST Schroders Portfolio will achieve its investment objective.

Principal Investment Strategies. The AST Schroders Portfolio is a multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities, high yield or “junk” bonds, Underlying Portfolios, and various types of derivative instruments. The Portfolio allocates its assets among various regions and countries throughout the world, including the United States (but in no less than three countries). The New Subadvisers use various investment strategies, currency hedging, and a global tactical asset allocation strategy in order to help the Portfolio achieve its investment objective.

Under normal circumstances, approximately 70% of the AST Schroders Portfolio’s net assets will be invested to provide exposure to equity securities and approximately 30% of its net assets will be invested to provide exposure to fixed-income securities. Depending on market conditions, such equity exposure may range between 60-80% of the Portfolio's net assets and such fixed-income exposure may range between 20-40% of its net assets. Such exposures may be obtained through: (i) the purchase of “physical” securities (e.g., common stocks, bonds, etc.), (ii) the use of derivatives (e.g., futures contracts, currency forwards, etc.), and (iii) the purchase of Underlying Portfolios. The AST Schroders Portfolio may also invest up to 5% of its net assets in alternative investments. More specific information regarding the Portfolio's minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below. Such exposures are preliminary and subject to change at any time.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Domestic Equities	35%	45%	55%*
International Equities+	15%	25%	30%*
Investment Grade Bonds	20%	28%	40%**
High Yield or “Junk” Bonds	0%	2%	10%**
Alternatives	0%	0%	5%

_____

+ Under normal circumstances, the New Subadvisers will hedge approximately one-half of the foreign currency exposure resulting from the AST Schroders Portfolio’s international equity investments back into the U.S. dollar. The New Subadvisers will not, however, be required to engage in such hedging and may also hedge a different portion or all of the AST Schroders Portfolio’s foreign currency exposure in connection with these investments. In addition, no more than 15% of the Portfolio’s assets may be invested in issuers located in emerging market countries.
* Notwithstanding the individual maximum exposures for domestic equities (i.e., 55%) and international equities (i.e., 30%), the maximum combined exposure to equities is 80% of the AST Schroders Portfolio's net assets.
** Notwithstanding the individual maximum exposures for investment grade bonds (i.e., 40%) and high yield or “junk” bonds (i.e., 10%), the maximum combined exposure to fixed-income securities is 40% of the AST Schroders Portfolio's net assets.

The New Subadvisers will seek to achieve the Portfolio’s investment objective by utilizing a select spectrum of investment strategies that have been developed within the Schroders organization. Set forth below is a description of certain specific investment strategies that the New Subadvisers currently intend to use.

International Equity Alpha and International Multi-Cap Value Investment Strategies. Under normal circumstances, each of these investment strategies will invest primarily in the equity securities of companies located outside of the United States. For these purposes, an issuer will be considered located in a country if it is organized under the laws of that country and is principally traded in that country, or is domiciled and has its principal place of business located in that country and is principally traded in that country, or if the New Subadvisers determine that the issuer has more than 50% of its assets in, or derives more than 50% of its revenues from, that country. Although each of these segments of the Portfolio will attempt to invest broadly across regions and countries throughout the world, including emerging market countries, a significant portion of their respective assets may, from time to time, be invested in any one country or group of countries. Each of these segments of the Portfolio will normally invest a substantial portion of its assets in countries included in the MSCI EAFE Index. The New Subadvisers may invest the assets attributable to each of these investment strategies in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization.

In managing the International Equity Alpha Investment Strategy, the New Subadvisers will rely on a fundamental, research-driven, bottom-up approach to identify issuers they believe offer the potential for capital growth. The New Subadvisers will consider factors such as a company’s potential for above average earnings growth, a security’s attractive relative valuation, and whether a company has proprietary advantages. The International Equity Alpha Investment Strategy focuses on selecting the best investment ideas that are identified by team of locally based equity analysts and global sector specialists throughout the Schroders organization. This segment of the Portfolio generally will hold between 40–60 positions
In managing the International Multi-Cap Value Investment Strategy, the New Subadvisers will apply a proprietary quantitative investment analysis that seeks to: (i) capture the historically high returns from value stocks and (ii) provide a dividend yield typically above the MSCI EAFE Index but with lower risk. The New Subadvisers will not consider benchmark weights when constructing this portion of the Portfolio. The New Subadvisers believe that indices weighted by market capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a “bottom-up” approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The New Subadvisers will seek to select stocks, including real estate investment trusts, anywhere in the world with high dividends and strong cash-flow; geographic and sector allocations are principally the result of this selection process.

For each of the International Alpha and International Multi-Cap Value segments, the New Subadvisers normally will, but are not required to, hedge some or all of the foreign currency exposure resulting from the international investments made in connection with these segments of the Portfolio. Furthermore, each of these segments of the Portfolio may purchase or sell futures contracts and options and enter into total return swaps, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions or otherwise to increase total return. Although the New Subadvisers do not currently intend to invest significantly in derivative instruments for non-hedging purposes in connection with these Portfolio segments, they may do so at any time. Each of these segments of the Portfolio also may invest in Underlying Portfolios, including the securities of closed-end investment companies.

Core Plus Investment Strategy. For this segment of the Portfolio, the New Subadvisers will seek to invest the assets attributable to this segment of the Portfolio in a portfolio of securities that offer high total return – from current income, increases in market values of investments, or both. Under normal circumstances, this investment strategy will invest predominantly in fixed income obligations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The New Subadvisers currently consider fixed income obligations to include:

•	securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

•	debt securities of domestic or foreign corporations;

•	mortgage-backed and other asset-backed securities;

•	taxable and tax-exempt municipal bonds;

•	obligations of international agencies or supranational entities;

•	debt securities convertible into equity securities;

•	inflation-indexed bonds;

•	structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations;

•	delayed funding loans and revolving credit facilities; and

•	short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers' acceptances, as well as cash or money market instruments.

This segment of the Portfolio will invest principally in securities that, at the time of purchase, are rated investment grade by at least one of Moody’s Investors Services, Inc., Standard & Poor's Ratings Services, or Fitch Ratings (or considered by the New Subadvisers to be of comparable quality). A significant portion of the assets attributable to this investment strategy may, however, be invested in securities rated below investment grade (also known as high yield or “junk” bonds). In addition, although this segment of the Portfolio may invest in the securities of issuers located anywhere in the world, its holdings will be primarily (but not exclusively) denominated in U.S. dollars. The New Subadvisers currently expect that a substantial portion of the assets attributable to this investment strategy will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities. The New Subadvisers also currently intend to maintain a dollar weighted average duration of three to six years for this segment of the Portfolio. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The New Subadvisers generally will rely on detailed proprietary research, and will focus on sectors and securities it believes are undervalued relative to the market. The New Subadvisers will seek to exploit inefficiencies in the valuation of risk and reward and will look to capitalize on shifting market risks and dynamics caused by economic and technical factors. The New Subadvisers also will consider the liquidity of securities and the portfolio overall as an important factor in constructing this segment of the Portfolio.
This segment of the Portfolio may enter into derivatives transactions such as interest rate futures and options, interest rate swap agreements, forward contracts, and credit default swaps in connection with this investment strategy for hedging purposes, or otherwise to increase total return, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Portfolio and reinvestment of the proceeds. The New Subadvisers may, but are not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of this segment of the Portfolio to changes in the values of various foreign currencies. The New Subadvisers may hedge some of the foreign currency exposure for this segment of the Portfolio back into the U.S. dollar, although they do not normally expect to do so.

Thematic Stock Baskets.The New Subadvisers will also attempt to build bespoke, thematic stock baskets in an attempt to capture opportunities under the surface of the traditional equity indices. The New Subadvisers’ starting point is to identify thematic investment ideas in the equity universe as part of their standard research process. To the extent a theme cannot be effectively captured through indices, ETFs, or stock baskets created by brokers, the New Subadvisers will take a tailored, flexible approach with an emphasis on risk management to construct their own stock basket. The first phase of stock basket construction involves a number of stock screening ‘hurdles’ that companies have to pass in order to be considered eligible for inclusion in the stock basket. Once the criteria for the stock basket have been defined, the New Subadvisers will use several stock level databases to search for the candidates for inclusion in the basket. The first phase of stock basket construction involves risk management. Once the New Subadvisers have identified the stocks to be included in the stock basket, they will use their proprietary portfolio construction software to structure the basket. As part of this process, the New Subadvisers will target different levels of risk within the stock baskets and look to ensure that individual stocks do not dominate the portfolio’s risk budget by putting limits on the contribution to risk coming from individual stock positions. In addition, stock liquidity characteristics will be taken into account within the portfolio construction process. Using these techniques, the New Subadvisers are seeking to tailor the stock basket to their particular requirements not only in terms of risk and diversification levels but also as complements to the rest of the holdings of the Portfolio. Once the stock basket has been built based upon the application of the New Subadvisers’ screening and portfolio construction process, the New Subadvisers will cross-check the basket’s potential holdings against the fundamental research conducted by their equity and credit analysts. The New Subadvisers will remove any stock from the basket that has a sell rating from their analysts.

Global Tactical Asset Allocation Investment Strategy. The New Subadvisers will seek to enhance total return and manage risk of the Portfolio by utilizing its Global Tactical Asset Allocation strategy. This investment strategy will employ a flexible investment approach across a diversified range of global asset classes such as equities, bonds, currencies, and real assets. This strategy may use derivatives and will function as an overlay strategy at the aggregate Portfolio level.

Gaining Equity Exposure Through Use of Derivatives and Underlying Portfolios. Overall, the Portfolio may purchase or sell futures contracts and options in order to gain long or short exposure to particular broad-based market indices in connection with hedging transactions or otherwise to increase total return. The Portfolio also may invest a portion of its assets in Underlying Portfolios.

As an open-end management investment company registered with the U.S. Securities and Exchange Commission (the SEC), the Portfolio will be subject to the federal securities laws, including the Investment Company Act of 1940, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Portfolio must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Portfolio must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Portfolio is permitted to set aside liquid assets in an amount equal to its daily marked-to-market (net) obligations, if any (i.e., the Portfolio's daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Portfolio will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such contracts.

Temporary Defensive Investments. In response to adverse market, economic, or political conditions or to satisfy redemptions, the Portfolio may take a temporary defensive position and invest up to 100% of its assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities or in high-quality obligations of banks and corporations, repurchase agreements, or hold up to 100% of its assets in cash, cash equivalents or shares of money market or short-term bond funds that are advised by the Investment Managers or their affiliates. Investing heavily in these securities will limit the New Subadvisers’ ability to achieve the Portfolio’s investment objective, but can help to preserve Portfolio assets.

C. The following information is added at the end of the table contained in the section of the Prospectus entitled “How the Fund Is Managed — Investment Management Fees” in order to reflect the changes described above.

AST Schroders Global Tactical	0.95%*

_____
 *The Investment Managers have entered into a contractual waiver so that the AST Schroders Portfolio’s investment management fee equals 0.95% of its first $4 billion of average daily net assets and 0.93% of its average daily net assets in excess of $4 billion through June 30, 2013.

D. The following information is added at the end of the section of the Prospectus entitled “How the Fund Is Managed — Investment Subadvisers” in order to reflect the changes described above.

Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited. Schroders Plc and its global affiliates have over 200 years of financial services experience. Schroders plc, Schroders' ultimate parent, engages through its subsidiary firms as a global asset management company with approximately $_____ billion under management as of December 31, 2011. Schroders and its affiliates have clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Schroders plc has one of the largest networks of offices of any dedicated asset management company and over 300 portfolio managers and analysts covering the world's investment markets. Schroders address is 875 Third Avenue, New York, New York 10022.

E. The following information is added at the end of the section of the Prospectus entitled “How the Fund Is Managed— Portfolio Managers” in order to reflect the changes described above.

AST Schroders Global Tactical Portfolio

Johanna Kyrklund, CFA, is Schroders' Head of Multi Asset Investment. She has been with Schroders since 2007 and is responsible for investment on behalf of all multi-asset clients. She is a member of the Global Asset Allocation Committee and co-fund manager of Schroders Diversified Growth Fund and AST Schroders Multi-Asset World Strategies Portfolio. Ms. Kyrklund was formerly fund manager of Absolute Insight Tactical Asset Allocation Fund, a global macro absolute return fund, at Insight Investment (2005-2007), and Head of Asset Allocation in the UK and fund manager of the Deutsche tactical asset allocation fund, Deutsche Asset Management (1997-2005).

Philip Chandler, CFA, is based in New York, and is a fund manager in the multi-asset team focusing on North American clients. He also provides specialized fixed income market coverage for the global Multi Asset team. Mr. Chandler joined Schroders in 2003. Initially, he was part of the Fixed Income government bond team before transferring to the Multi Asset team in 2009. CFA Charterholder (2006). MA Oxf, Philosophy, Politics & Economics, University of Oxford

Aymeric Forest, CFA, joined Schroders in May 2011 as a fund manager in the multi-asset team and as a member of the Global Asset Allocation Committee. Prior to joining Schroders, Aymeric was Global Head of Global Investment Solutions at BBVA in Madrid, being responsible for multi asset products.From 2002 to 2009 he worked in London at ABN AMRO Asset Management, Fortis Investments (merger in 2008) and then BNP Paribas Investment Partners (merger in 2009)..CFA Charter holder, DESS and Master degree in Finance, Université Nancy 2.

ASTSUP[___]

The information in this Supplement to the Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Supplement to the Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ADVANCED SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

SUPPLEMENT DATED [__________ __, 2012]

This supplement describes certain changes relating to AST CLS Growth Asset Allocation Portfolio (to be renamed AST Schroders Global Tactical Portfolio effective on or about April 30, 2012). The following should be read in conjunction with the Statement of Additional Information, dated May 1, 2011 (the SAI), of Advanced Series Trust (the Trust) and the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

The beneficial shareholders of the AST CLS Growth Asset Allocation Portfolio (the AST CLS Portfolio) recently approved an increase in the investment management fee rate paid to the Investment Managers by the Portfolio. As a result, the contractual investment management fee rate for the Portfolio will increase from 0.30% to 0.95% of the Portfolio's average daily net assets. The Investment Managers proposed the above-referenced increase in the investment management fee rate in order to be able to retain Schroder Investment Management North America Inc. (Schroders) and Schroder Investment Management North America Ltd. (SIMNA Ltd. and, together with Schroders, the New Subadvisers) as subadvisers for the Portfolio. Such subadvisory arrangements are expected to become effective on or about April 30, 2012. In connection therewith, also on or about April 30, 2012: (i) the Investment Managers will terminate CLS Investments, LLC as the subadviser for the AST CLS Portfolio; (ii) the New Subadvisers will begin to implement a new investment strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST CLS Growth Asset Allocation Portfolio to the AST Schroders Global Tactical Portfolio (the AST Schroders Portfolio or the Portfolio); and (iv) certain changes to the Portfolio's investment objective, performance benchmark, and non-fundamental investment policies will become effective.

All references to the current AST CLS Growth Asset Allocation Portfolio are hereby deemed deleted from this SAI as of the retention of the New Subadvisers and their implementation of a new investment strategy for the Portfolio. Depending upon market, economic, and financial conditions as of April 30, 2012 and the Trust's ability to implement certain legal agreements and custody arrangements, it may take several weeks for the New Subadvisers to fully implement their investment strategies for the AST Schroders Portfolio.

 A. Subadvisory Fee Arrangements. The subadvisory fee arrangements for the AST Schroders Portfolio are set forth below.

Portfolio Name	Subadvisers	Contractual Subadvisory Fee Rate*
AST Schroders Global Tactical Portfolio
Schroder Investment Management North America Inc. & Schroder Investment Management North America Ltd.

0.40% of average daily net assets to $500 million;
0.325% of average daily net assets from $500 million to $1 billion; 0.30% of average daily net assets from $1 billion to $2 billion; 0.28% of average daily net assets from $2 billion to $3 billion; 0.26% of average daily net assets from $3 billion to $5 billion; and 0.25% of average daily net assets over $5 billion

*Under the subadvisory arrangements with Schroders and SIMNA Ltd., the Manager pays such subadvisory fee to Schroders based upon the AST Schroders Portfolio’s average daily net assets and Schroders (and not the Manager) pays to SIMNA Ltd. [_____]% of all subadvisory fees actually paid by the Manager to Schroders. The sub-subadvisory fee payable by Schroders to SIMNA Ltd. will be reduced such that SIMNA Ltd. bears all of any voluntary subadvisory fee waiver observed or expense reimbursement borne by Schroders with respect to the AST Schroders Portfolio.

B. Additional Information about the Portfolio Managers—Other Accounts and Portfolio Ownership. The following tables set forth information about the AST Schroders Portfolio and accounts other than the AST Schroders Portfolio for which such Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011 The table shows, for such portfolio managers, as of December 31, 2011 the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance, if any, is indicated in italics typeface. The tables also set forth the dollar range of equity securities of each Portfolio of the Trust beneficially owned by the portfolio manager as of December 31, 2011.

Portfolio: AST Schroders Global Tactical Portfolio

Subadvisers	Portfolio Managers	Registered Investment Companies/ Total Assets	Other Pooled Investment Vehicles/Total Assets	Other Accounts/Total Assets	Ownership of Portfolio Securities
Schroder Investment Management North America Inc. & Schroder Investment Management North America Ltd.	Johanna Kyrklund, CFA	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	None
	Philip Chandler, CFA	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	None
	Aymeric Forest, CFA	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]	None

C. Additional Information about the Portfolio Managers—Compensation and Conflicts of Interest. Set forth below, for each portfolio manager, is an explanation of the structure of, and method(s) used by Schroders and SIMNA Ltd. to determine, portfolio manager compensation. Also set forth below, for each portfolio manager, is an explanation of any material conflicts of interest that may arise between a portfolio manager’s management of the AST Schroders Portfolio’s investments and investments in other accounts.

Schroder Investment Management North America Inc. (Schroders) and
Schroder Investment Management North America Limited (SIMNA Ltd.)

Compensation
Schroders' methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The fund's portfolio managers are compensated for their services to the fund and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers' base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.
Each portfolio manager's bonus is based in part on performance. Discretionary bonuses for portfolio managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders' clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks, which may be internally-and/or externally-based, over one and three year periods, the level of funds under management and the level of performance fees generated. The portfolio managers' compensation for other accounts they manage may be based upon such accounts' performance. Schroders also reviews "softer" factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation. An employee's bonus is paid in a combination of cash and Schroders plc stock, as determined by Schroders. This stock vests over a period of three years and ensures that the interests of the employee are aligned with those of shareholders of Schroders.

Conflicts of Interest
Whenever a portfolio manager of the fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the fund may be seen itself to constitute a conflict with the interest of the fund.
Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders' policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.
The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders' compensation may vary from account to account.
Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

ASTSAISUP[_____]

Part C

Other Information

Item 28. Exhibits
(a)(1) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement “), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(a)(2) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(b) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(c) None.

(d)(1)(a)  Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(1)(b) Amended Fee Schedule to Investment Management Agreement. Filed as an exhibit to Post-Effective Amendment No. 84 to Registration Statement, which Amendment was filed via EDGAR on October 15, 2010, and is incorporated by reference herein.

(d)(1)(c) Contractual investment management fee waiver relating to AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(1)(d) Contractual investment management fee waiver relating to the AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, 2021 and AST Investment Grade Bond Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(1)(e) Contractual investment management fee waiver relating to the AST Money Market Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(1)(f) Contractual expense cap for AST Prudential Core Bond Portfolio and AST Neuberger Berman Core Bond Portfolio. Filed as Exhibit 6(c) to the Registrant’s Registration Statement on Form N-14 (File No. 333-171772), which was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.

(d)(1)(g) Contractual expense cap for AST Bond 2023 Portfolio. Filed as an exhibit to Post-Effective Amendment No. 95 to Registration Statement, which Amendment was filed via EDGAR on December 23, 2011, and is incorporated herein by reference.

(d)(1)(h) Contractual expense cap for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(2) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(3)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Money Market Portfolio. Filed as an exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(3)(b)(i) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2015, AST Bond Portfolio 2018, AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(3)(b)(ii) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2016 and AST Bond Portfolio 2020. Filed as an exhibit to Post-Effective Amendment No. 73 to Registration Statement, which Amendment was filed via EDGAR on December 18, 2008, and is incorporated herein by reference.

(d)(3)(b)(iii)  Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2017 and AST Bond Portfolio 2021.  Filed as an exhibit to Post-Effective Amendment No. 78 to Registration Statement which Amendment was filed via EDGAR on December 28, 2009, and is incorporated herein by reference.

(d)(3)(b)(iv)  Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2022.  Filed as an exhibit to Post-Effective Amendment No. 83 to Registration Statement, which Amendment was filed via EDGAR on December 22, 2010, and is incorporated herein by reference.

(d)(3)(b)(v)  Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Prudential Core Bond Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 90 to Registration Statement, which Amendment was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.

(d)(4) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(5)(a) Sub-advisory Agreement among American Skandia Investment Services Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(5)(b) Amendment to Sub-Advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(6) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(7) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(8) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(9) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(10)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(10)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(11) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Income & Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(12) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and J. P. Morgan Investment Management, Inc. for the AST JPMorgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(13) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(14) Sub-advisory Agreement among AST Investment Services, Incorporated and Eaton Vance Management LLC for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(15) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(16) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(17)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(17)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(18) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(19)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(19)(b) Amendment to Sub-advisory Agreements among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Neuberger Berman Management, Inc. for each of the AST Neuberger Berman Mid-Cap Value Portfolio and the Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(20) Sub-advisory Agreement among AST Investment Services Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Small-Cap Growth Portfolio. Filed as an Exhibit to Past-Effective Amendment No. 62 to the Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(21) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(d)(22) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(23) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(24) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(25) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST AllianceBernstein Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(26) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and WEDGE Capital Management, LLP for the AST Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(27) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST AllianceBernstein Growth and Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(28)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(28)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(29) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(30) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(31) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(32) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(33) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Sanford C. Bernstein & Co., LLC for the AST AllianceBernstein Core Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(34) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Balanced Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(35) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Capital Appreciation Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(36) Amendment to Sub-advisory Agreements among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and First Trust Advisors, L.P. for each of the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(37)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(37)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(38) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(39) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(40) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(41)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(41)(b) Amendment to Sub-Advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(42) Sub-advisory Agreement among AST Investment Services Inc., Prudential Investments LLC, Quantitative Management Associates, LLC, Prudential Investment Management, Inc., and Jennison Associates, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(43) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(44) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Strategic Opportunities Portfolio (formerly the AST UBS Dynamic Alpha Portfolio). Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(45) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Federated MDTA LLC, for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(46) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC, for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(47) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Thornburg Investment Management, Inc., for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(48) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Dreman Value Management LLC, for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(49) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Dreman Value Management LLC, for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(50) Amended and Restated Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC, Salomon Brothers Asset Management, and ClearBridge Advisors, LLC, for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(51) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc., for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(52) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(53)(a) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and CLS Investment Firm, LLC for the AST CLS Growth Asset Allocation Portfolio and the AST CLS Moderate Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 79 to Registration Statement, which Amendment was filed via EDGAR on February 2, 2010, and is incorporated herein by reference.

(d)(53)(b) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Schroder Investment Management North America Inc. for the AST Schroders Global Tactical Portfolio (formerly AST CLS Growth Asset Allocation Portfolio). To be filed by amendment.

(d)(53)(c) Sub-Subadvisory Agreement among Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), and Prudential Investments LLC for the AST Schroders Global Tactical Portfolio (formerly AST CLS Growth Asset Allocation Portfolio). To be filed by amendment.

(d)(54) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Horizon Investments, LLC for the AST Horizon Growth Asset Allocation Portfolio and the AST Horizon Moderate Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(55) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Western Asset Management Company Limited for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(56) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Western Asset Management Company for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(57) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Prudential Real Estate Investors for the AST Global Real Estate Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(58) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Parametric Portfolio Associates LLC for the AST Parametric Emerging Markets Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(59) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and Prudential Investment Management, Inc. for the AST PIM US Equity Alpha Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(60) Sub-advisory Agreement among AST Investment Services Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and LSV Asset Management for the AST Neuberger Berman Mid-Cap Value Portfolio (to be re-named as the AST Neuberger Berman / LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(61) Sub-advisory Agreement among AST Investment Services, Inc. (formerly, American Skandia Investment Services, Incorporated), Prudential Investments LLC and EARNEST Partners LLC for the AST Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(62) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and First Trust Advisors, L.P. for the AST Focus Four Plus Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(63)(a) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC and Schroder Investment Management North America Inc. for the AST Schroders Mutli-Asset World Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(63)(b) Sub-Subadvisory Agreement among Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), and Prudential Investments LLC for the AST Schroders Mutli-Asset World Strategies Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(64)(a) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, Prudential Bache Asset Management, and Prudential Investment Management, Inc. for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(64)(b) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and Pacific Investment Management Company LLC for the AST Academic Strategies Asset Allocation Portfolio.  F Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(64)(c) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and Credit Suisse Securities (USA) LLC for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(64)(d) Sub-advisory Agreement among AST Investment Services, Incorporated (formerly, American Skandia Investment Services, Inc.), Prudential Investments LLC, and Mellon Capital Management Corporation for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(64)(e) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and AlphaSimplex Group for the AST Academic Strategies Asset Allocation Portfolio Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(64)(f) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and First Quadrant, L.P. for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Balanced Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Aggressive Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Preservation Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(65)(d) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Capital Growth Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(66)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST Jennison Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.

(d)(66)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST Jennison Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.

(d)(67) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Pyramis Global Advisors, LLC, for AST FI Pyramis® Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(68) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Neuberger Berman Fixed Income LLC, for AST Neuberger Berman Core Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 90 to Registration Statement, which Amendment was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.

(d)(69) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Quantitative Management Associates, for AST Quantitative Modeling Portfolio. Filed as an exhibit to Post-Effective Amendment No. 88 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2011, and is incorporated herein by reference.

(d)(70) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Wellington Management Company, LLP, for AST Wellington Management Hedged Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 88 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2011, and is incorporated herein by reference.

(d)(71)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Bradford & Marzec LLC, for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(71)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Brown Advisory, LLC, for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(71)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and C.S. McKee, LP, for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(71)(d) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and EARNEST Partners, LLC, for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(71)(e) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Epoch Investment Partners, Inc., for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(71)(f) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Security Investors, LLC, for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(71)(g) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Thompson, Siegel & Walmsley LLC, for AST New Discovery Asset Allocation Portfolio. To be filed by amendment.

(d)(72)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Franklin Advisers, Inc., for AST Franklin Templeton Founding Funds Allocation Portfolio. To be filed by amendment.

(d)(72)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Franklin Mutual Advisers, LLC, for AST Franklin Templeton Founding Funds Allocation Portfolio. To be filed by amendment.

(d)(72)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Templeton Global Advisors Limited, for AST Franklin Templeton Founding Funds Allocation Portfolio. To be filed by amendment.

(e)(1) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(e)(2) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(f) None. (g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(g)(2) Custody Agreement between the Registrant and The Bank of New York dated November 7, 2002, as amended, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund filed via EDGAR on July 1, 2005 (File No. 33-10649).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 2007 (File No. 33-10649).

(h)(1)(i) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(h)(1)(ii) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agerement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A, which was filed via EDGAR on December 29, 2008 (File No. 33-50476), and is incorporated herein by reference.

(h)(2) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(h)(3) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation, American Skandia Trust, American Skandia Investment Services, Incorporated, Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(4) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(5) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(6) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(i) Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(j) Consent of Independent Registered Public Accounting Firm.  To be filed by amendement.

(k) None.

(l) Certificate re: initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(m) None.

(n) None.

(o) None.

(p)(1) Code of Ethics of the Registrant dated December 26, 2007. Incorporated by reference to the Dryden Small-Cap Core Equity Fund, Inc. Post-Effective Amendment No. 16 to the Registration Statement filed on Form N-1A via EDGAR on February 26, 2008 (File No. 333-24495), and is incorporated herein by reference.

(p)(2) Ethics and Personal Securities Trading Policy of Prudential Investment Management Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Filed as an Exhibit to Exhibit (p)(2) to Post-Effective Amendment No. 49 to the Registration Statement of Jennison Sector Funds, Inc. on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2006, and is incorporated herein by reference.

(p)(3) Code of Ethics of Alliance Capital Management L.P. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(4) Code of Ethics of American Century Investment Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(5) Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(6) Code of Ethics of Deutsche Asset Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 43 to Registration Statement, which Amendment was filed via EDGAR on December 10, 2001, and is incorporated herein by reference.

(p)(7) Code of Ethics of Federated Investment Counseling. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(8) Code of Ethics of Federated Global Investment Management Corp. Filed as an Exhibit to Post-Effective Amendment No. 46 to Registration Statement, which Amendment was filed via EDGAR on February 28, 2003, and is incorporated herein by reference.

(p)(9) Code of Ethics of Goldman Sachs Asset Management, L.P. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(p)(10) Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)(11) Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)(12) Code of Ethics of Lord, Abbett & Co. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(13) Code of Ethics of Marsico Capital Management, LLC. Filed as an Exhibit to Post-Effective Amendment No. 45 to Registration Statement, which Amendment was filed via EDGAR on May 1, 2002, and is incorporated herein by reference.

(p)(14) Code of Ethics of Massachusetts Financial Services Company. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(15) Code of Ethics of Neuberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

 (p)(16) Code of Ethics of Pacific Investment Management Company LLC. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.
 (p)(17) Code of Ethics of T. Rowe Price Associates, Inc. dated March 1, 2008. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
 (p)(18) Code of Ethics of LSV Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(p)(19) Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(p)(20) Code of Ethics of Eagle Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.
(p)(21) Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.
(p)(22) Code of Ethics of First Trust Advisors, L.P. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.
(p)(23) Code of Ethics of UBS Global Asset Management (Americas), Inc. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(p)(24) Code of Ethics of Thornburg Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(p)(25) Code of Ethics of ClearBridge Advisors, LLC. Incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 55 to the Registration Statement of The Prudential Series Fund on Form N-1A (File No.2-80896) filed via EDGAR on April 27, 2007.
(p)(26) Code of Ethics of Dreman Value Management, LLC. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(p)(27) Code of Ethics of CLS Investment Firm, LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(p)(28) Code of Ethics of Horizon Investments, LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(p)(29) Code of Ethics of Niemann Capital Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(p)(30) Code of Ethics of Western Asset Management Company and Western Asset Management Company Limited. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(31) Code of Ethics of Parametric Portfolio Associates LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(p)(32) Code of Ethics of Prudential Investment Management, Inc.. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(p)(33) Code of Ethics of WEDGE Capital Management LLP. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(34) Code of Ethics of EARNEST Partners LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(35) Code of Ethics of Prudential Bache Asset Management. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(36) Code of Ethics of Credit Suisse Securities (USA) LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(37) Code of Ethics of Mellon Capital Management Corporation. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(38) Code of Ethics of AlphaSimplex Group, LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(39) Code of Ethics of Eaton Vance Management. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(40) Code of Ethics of First Quadrant, L.P. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(p)(41) Code of Ethics of Pyramis Global Advisors, LLC. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(p)(42) Code of Ethics of Wellington Management Company, LLP. Filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement of Prudential Sector Funds, Inc. on Form N-1A (File No. 2-72097 filed via EDGAR on January 26, 2011.

(p)(43) Code of Ethics of Bradford & Marzec LLC. To be filed by amendment.
(p)(44) Code of Ethics of Brown Advisory, LLC. To be filed by amendment.

(p)(45) Code of Ethics of C.S. McKee, LP. To be filed by amendment.

(p)(46) Code of Ethics of Epoch Investment Partners, Inc.. To be filed by amendment.
(p)(47) Code of Ethics of Security Investors, LLC. To be filed by amendment.
(p)(48) Code of Ethics of Thompson, Siegel & Walmsley LLC. To be filed by amendment.
(p)(49) Code of Ethics of Franklin Advisers, Inc.. To be filed by amendment.
(p)(50) Code of Ethics of Franklin Mutual Advisers, LLC. To be filed by amendment.

(p)(50) Code of Ethics of Templeton Global Advisors Limited. To be filed by amendment.

(q)(1) Powers of Attorney. Filed as an exhibit to Post-Effective Amendment No. 77 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2009, and is incorporated herein by reference.
(q)(2). Power of Attorney for Timothy S. Cronin.  Filed as an exhibit to Post-Effective Amendment No. 79 to Registration Statement, which Amendment was filed via EDGAR on February 2, 2010, and is incorporated herein by reference.

ITEM 29.         Persons Controlled By or Under Common Control with Registrant

Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by Prudential Annuities Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Management and Advisory Arrangements” and “Other Information.”

ITEM 30.       Indemnification
Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:
The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested
Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.
With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each Investment Management Agreement filed herewith or incorporated by reference herein.
With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each Sub-Advisory Agreement filed herewith or incorporated by reference herein.  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.         Business and Other Connections of Investment Adviser

AST Investment Services, Incorporated (“ASTI”), One Corporate Drive, Shelton, Connecticut 06484, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serve as the co- investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASTI is included in ASTI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PI is included in PI’s Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.

ITEM 32.        Principal Underwriter
Registrant’s shares are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts.  The Trust has no principal underwriter or distributor.

ITEM 33.         Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp. (BNY), One Wall Street, New York, New York 10286, Prudential Investment Management, Inc., Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

ITEM 34.         Management Services

Other than as set forth under the caption "How the Trust is Managed-Manager" in the Prospectus and the caption "Management and Advisory Arrangements" in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 35.         Undertakings
 None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 10th day of January 2012.

ADVANCED SERIES TRUST
*By:	/s/ Stephen Pelletier
Stephen Pelletier
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ STEPHEN PELLETIER*	Trustee and President (Principal Executive Officer)
Stephen Pelletier
/s/ GRACE C. TORRES*	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres
/s/ SAUL K. FENSTER, PH.D.*	Trustee
Saul K. Fenster, Ph.D.
/s/ DELAYNE DEDRICK GOLD*	Trustee
Delayne Dedrick Gold
/s/ ROBERT F. GUNIA*	Trustee
Robert F. Gunia
/s/ W. SCOTT MCDONALD, JR.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.
/s/ THOMAS T. MOONEY*	Trustee and Chairman
Thomas T. Mooney
/s/ THOMAS M. O’BRIEN*	Trustee
Thomas M. O’Brien
/s/ F. DON SCHWARTZ*	Trustee
F. Don Schwartz
/s/ SUSAN DAVENPORT AUSTIN*	Trustee
Susan Davenport Austin
*By: /s/ JOHN P. SCHWARTZ	Assistant Secretary, Attorney-in-Fact	January 10, 2012
John P. Schwartz